    As filed with the Securities and Exchange Commission on October 10, 2008

                                             1933 Act Registration No. 033-16905

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. _______ [ ] Post-Effective Amendment No. _______

                        (Check Appropriate Box or Boxes)

                                   ----------

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
                    (Address of Principal Executive Offices)

                                 (612) 303-7987
                        (Area Code and Telephone Number)

                                RICHARD J. ERTEL
                               FAF ADVISORS, INC.
                          800 NICOLLET MALL, BC-MN-H04N
                        MINNEAPOLIS, MINNESOTA 55402-7020
                     (Name and Address of Agent for Service)

                                    Copy to:

                                  JAMES D. ALT
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                          MINNEAPOLIS, MINNESOTA 55402

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS POSSIBLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(a) MAY DETERMINE.

                                   ----------

The title of securities being registered is common stock, par value $0.0001 per share.

No filing fee is required because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

================================================================================

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                                November __, 2008

Dear Shareholder:

     As a shareholder of California Intermediate Tax Free Fund or Colorado Intermediate Tax Free Fund (each an "Acquired Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), you are invited to vote on a proposal to combine your Acquired Fund into another separate series of FAIF (each an "Acquiring Fund"). Shareholders of California Intermediate Tax Free Fund will be asked to vote on a proposal to combine their Fund into California Tax Free Fund, and shareholders of Colorado Intermediate Tax Free Fund will be asked to vote on a proposal to combine their Fund into Colorado Tax Free Fund. The proposals will be voted on at a special meeting of shareholders to be held on December 16, 2008 (the "Meeting"). I would like to ask for your vote on this important proposal affecting your Acquired Fund, as described in the accompanying Prospectus/Proxy Statement.

     Each Acquired Fund has an investment objective that is substantially similar to its Acquiring Fund. In each case, the Acquired Fund and the Acquiring Fund seek to provide current income that is exempt from both federal income tax and income tax of the state specified in the Fund's name, consistent with either preservation of capital (in the case of the Acquired Funds) or prudent investment risk (in the case of the Acquiring Funds). The Acquired Funds and the Acquiring Funds attempt to meet their objectives by investing at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and income tax of the applicable state. The Acquired Funds and the Acquiring Funds differ, however, with respect to the average maturity of the securities that they hold. The Acquired Funds attempt to maintain the weighted average maturity of their portfolio securities at 3 to 10 years under normal market conditions, whereas the Acquiring Funds attempt to maintain the weighted average maturity of their portfolio securities at 10 to 25 years under normal market conditions. Thus, you are being asked to vote on a proposal to combine your Acquired Fund into an Acquiring Fund which has a portfolio with a longer weighted average maturity.

     FAF Advisors, Inc. (the "Advisor") serves as the investment advisor to the Funds. Upon recommendation of the Advisor and after review of the Funds, the board of directors of FAIF concluded that it is appropriate to combine each Acquired Fund into its corresponding Acquiring Fund. The Acquired Funds and the Acquiring Funds are all fairly small, and combining the Funds will result in larger funds which potentially can be more efficiently managed. In addition, combining the Funds will reduce duplicative expenses (i.e., audit fees, annual and semi-annual reports, blue sky fees, etc.). Finally, although each of the Acquired Funds is somewhat larger than the corresponding Acquiring Funds, the Acquiring Funds are part of larger mutual fund categories which historically have had larger asset flows. Thus, the Advisor and the board of directors believe that the longer-maturity Acquiring Funds have more potential for asset growth.

     The Prospectus/Proxy Statement describes the proposed reorganization of each Acquired Fund into its corresponding Acquiring Fund (each a "Reorganization"). If the proposal affecting an Acquired Fund is approved by its shareholders, all the Acquired Fund's assets will be acquired by its corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. Each Acquired Fund shareholder will receive shares of the corresponding Acquiring Fund that are of the same class, and with the same total value, as their Acquired Fund shares. The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the Reorganizations.

     THE BOARD OF DIRECTORS OF FAIF BELIEVES THAT THE REORGANIZATIONS ARE IN THE BEST INTERESTS OF EACH ACQUIRED FUND AND ACQUIRING FUND AND THEIR SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL AFFECTING YOUR ACQUIRED FUND.

     Your vote is extremely important. You can vote quickly and easily by toll-free telephone call, by internet or by mail by following the instructions that appear on your proxy card, which you will receive for each Acquired Fund in which you own shares. Whether or not you expect to be present at the Meeting, please help us to avoid the cost of a follow-up mailing by voting as soon as possible. If you have any questions about the proxy card, please call 1-800-677-3863.

     NOTE: You may receive more than one proxy package if you hold shares in more than one Acquired Fund or account. You must return separate proxy cards for separate holdings. Please read the entire Prospectus/Proxy Statement carefully before you vote.

     Thank you for taking this matter seriously and participating in this important process.

                                        Sincerely,


                                        /s/ Thomas S. Schreier, Jr.
                                        ----------------------------------------
                                        Thomas S. Schreier, Jr.
                                        President

                        IMPORTANT SHAREHOLDER INFORMATION

WITHIN THIS PACKAGE YOU WILL FIND THE FOLLOWING:

     -    Prospectus/Proxy Statement describing the proposed reorganization

     -    The current prospectus of the Acquiring Funds

     -    The Agreement and Plan of Reorganization, attached as Appendix A

     -    Voting Instructions

     -    Proxy card

     -    Business reply envelope

     The board of directors of First American Investment Funds, Inc. ("FAIF") has unanimously approved the proposed reorganizations listed below and recommends that you vote in favor of the reorganization of your Acquired Fund. The following questions and answers provide a brief overview of the proposals. The board of directors also encourages you to read the full text of the enclosed Prospectus/Proxy Statement carefully.

     WHAT AM I BEING ASKED TO VOTE ON?

     Shareholders of each Acquired Fund are being asked to consider and approve the proposed reorganization of that fund into the corresponding Acquiring Fund set forth below.

Acquired Fund                                 Acquiring Fund
-------------                                 ------------------------
California Intermediate Tax Free Fund   -->   California Tax Free Fund
Colorado Intermediate Tax Free Fund     -->   Colorado Tax Free Fund

     WHY HAS THE BOARD OF DIRECTORS RECOMMENDED THAT I VOTE IN FAVOR OF THE REORGANIZATIONS?

     The board of directors believes that the reorganizations are in the best interests of shareholders of the Acquired Funds and may provide several benefits to shareholders. The Acquired Funds and the Acquiring Funds are all fairly small, and combining the Funds will result in larger funds which potentially can be more efficiently managed. In addition, combining the Funds will reduce duplicative expenses (i.e., audit fees, annual and semi-annual reports, blue sky fees, etc.), and shareholders may benefit from other economies of scale often associated with larger funds. Finally, although each Acquired Fund is somewhat larger than its corresponding Acquiring Fund, California and Colorado long-term tax free funds represent larger asset classes than California and Colorado intermediate-term tax free funds, respectively, and these larger asset classes historically have had greater asset flows. Thus, the Advisor and the board of directors believe that the longer-maturity Acquiring Funds have more potential for asset growth.

     HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

     Each Acquired Fund has an investment objective that is substantially similar to its Acquiring Fund. In each case, the Acquired Fund and the Acquiring Fund seek to provide current income that is exempt from both federal income tax and income tax of the state specified in the Fund's name, consistent with either preservation of capital (in the case of the Acquired Funds) or prudent investment risk (in the case of the Acquiring Funds). The Acquired Funds and the Acquiring Funds attempt to meet their objectives by investing at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and income tax of the applicable state. The Acquired Funds and the Acquiring Funds differ, however, with respect to the average maturity of the securities that they hold. The Acquired Funds attempt to maintain the weighted average maturity of their portfolio securities at 3 to 10 years under normal market conditions, whereas the Acquiring Funds attempt to maintain the weighted average maturity of their portfolio securities at 10 to 25 years under normal market conditions. The Acquired Funds and Acquiring Funds are generally subject to the same risks except that the longer-term securities in which the Acquiring Funds invest are generally more sensitive to interest rate changes. A more detailed comparison of the investment objective, principal investment strategies and risk factors of each Acquired Fund and those of its corresponding Acquiring Fund appears in the enclosed Prospectus/Proxy Statement.

     WHICH CLASS OF SHARES WILL I RECEIVE IN THE REORGANIZATION?

     You will receive the same class of shares in the Acquiring Fund that you hold in the Acquired Fund.

     WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATIONS?

     A reorganization, if approved by the affected Acquired Fund's shareholders, will not be a taxable event for federal income tax purposes. You will not realize any capital gain or loss as a result of the proposed reorganizations, although you may receive a distribution of ordinary income and/or net capital gains immediately before the reorganization to the extent that your Acquired Fund has undistributed income and/or gain. Any distributions from interest income that is not tax-exempt or from net realized capital gains will be taxable.

     WHO WILL PAY THE COSTS FOR THE REORGANIZATION?

     The expenses of the reorganizations, including legal expenses, printing, packaging, and postage, plus the cost of any supplementary solicitations, will be borne by the Advisor.

     WILL EACH FUND'S EXPENSES REMAIN THE SAME?

     Each Acquired Fund has the same contractual investment advisory fees as its corresponding Acquiring Fund. Primarily because they are smaller in size, the total expenses of the Acquiring Funds, before expense waivers, are higher than those of the Acquired Funds. After fee waivers and expense reimbursements by the Advisor, however, each Acquiring Fund has lower total expenses than its corresponding Acquired Fund. The Advisor has contractually agreed to maintain the Acquiring Funds' total expense ratios at their current levels through at least October 31, 2009.

     WILL I HAVE THE SAME SHAREHOLDER PRIVILEGES AFTER THE REORGANIZATION?

     Yes. You will continue to enjoy the same shareholder privileges as a shareholder of an Acquiring Fund as you currently have as a shareholder of an Acquired Fund.

     WHEN WOULD THE REORGANIZATIONS TAKE PLACE?

     The reorganization proposal will be voted on at a special meeting of shareholders to be held on December 16, 2008. If all necessary approvals are obtained, the reorganizations will likely take place shortly thereafter.

     WHO WILL RECEIVE THE PROXY MATERIALS?

     The proxy materials are being mailed to all persons and entities that held shares of record in the Acquired Funds on November 4, 2008. Please note that in some cases, record ownership of and/or voting authority over Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the proxy.

     IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

     No. On the closing date of the reorganization, your shares in the Acquired Fund automatically will be exchanged for shares of the same class in the Acquiring Fund. The total value of Acquiring Fund shares that you receive in the reorganization will be the same as the total value of Acquired Fund shares you hold immediately before the reorganization.

     CAN I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

     Yes. You can redeem your Acquired Fund shares at any time before the reorganization takes place. In addition, if you hold on to your Acquired Fund shares and receive Acquiring Fund shares in the reorganization, you then can redeem your Acquiring Fund shares. In either case, the redemption will be a taxable transaction. Your receipt of Acquiring Fund shares in the reorganization will not itself be a taxable transaction.

     HAS THE BOARD OF DIRECTORS OF FAIF APPROVED THE PROPOSAL?

     Yes. The FAIF board has approved the proposed reorganization and recommends that you vote FOR the proposal.

     WHEN SHOULD I VOTE?

     We would like to receive your vote as soon as possible. You may cast your vote:

     BY PHONE: Please see the voting instructions on your proxy card. Call the toll-free number listed and follow the recorded instructions.

     BY THE INTERNET: Visit the website listed on your proxy card. Once there, enter the control number located on your proxy card.

     BY MAIL: The proxy cards must be marked with your vote and returned in the business reply envelope included in this package. If you misplaced your envelope, please mail your proxy card to:

                                The Altman Group
                              1200 Wall Street West
                               Lyndhurst, NJ 07071
                           Attn: Tabulation Department

     Please read the full text of the enclosed Prospectus/Proxy Statement for further information. If you have questions, please call your investment professional or First American Funds at (800) 677-3863.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402

                      CALIFORNIA INTERMEDIATE TAX FREE FUND
                       COLORADO INTERMEDIATE TAX FREE FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 16, 2008

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders (the "Meeting") of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund (each an "Acquired Fund"), each a separate series of First American Investment Funds, Inc. ("FAIF"), a Maryland corporation, will be held on December 16, 2008 at 10:00 a.m., Central time, at the offices of FAF Advisors, Inc. (the "Advisor"), 3rd Floor - Room A, located at 800 Nicollet Mall, Minneapolis, Minnesota 55402. The purpose of the Meeting is to consider and act upon the following proposals and to transact any other business that properly comes before the Meeting or any adjournments thereof. Approval of each proposal will be determined solely by approval of the shareholders of the Acquired Fund affected thereby. It will not be necessary for both proposals to be approved for either one of them to be approved.

     1. FOR CALIFORNIA INTERMEDIATE TAX FREE FUND SHAREHOLDERS ONLY. To approve an Agreement and Plan of Reorganization adopted by FAIF (the "Reorganization Plan") providing for (a) the acquisition of all the assets of California Intermediate Tax Free Fund, a separate series of FAIF, by California Tax Free Fund, another separate series of FAIF, in exchange solely for shares of California Tax Free Fund, and California Tax Free Fund's assumption of all the liabilities of California Intermediate Tax Free Fund, followed by (b) the distribution of those California Tax Free Fund shares to California Intermediate Tax Free Fund's shareholders in liquidation of California Intermediate Tax Free Fund and (c) California Intermediate Tax Free Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to FAIF's Amended and Restated Articles of Incorporation (the "Articles") effecting the foregoing transactions.

     2. FOR COLORADO INTERMEDIATE TAX FREE FUND SHAREHOLDERS ONLY. To approve an Agreement and Plan of Reorganization adopted by FAIF (the "Reorganization Plan") providing for (a) the acquisition of all the assets of Colorado Intermediate Tax Free Fund, a separate series of FAIF, by Colorado Tax Free Fund, another separate series of FAIF, in exchange solely for shares of Colorado Tax Free Fund, and Colorado Tax Free Fund's assumption of all the liabilities of Colorado Intermediate Tax Free Fund, followed by (b) the distribution of those Colorado Tax Free Fund shares to Colorado Intermediate Tax Free Fund's shareholders in liquidation of Colorado Intermediate Tax Free Fund and (c) Colorado Intermediate Tax Free Fund's subsequent termination. A vote in favor of the Reorganization Plan will be considered a vote in favor of an amendment to FAIF's Amended and Restated Articles of Incorporation (the "Articles") effecting the foregoing transactions.

     The Board of Directors of FAIF has fixed the close of business on November 4, 2008 as the record date for determination of shareholders of each Acquired Fund entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

     YOUR VOTE IS IMPORTANT. PLEASE COMPLETE AND RETURN YOUR PROXY CARD(S) PROMPTLY. EACH SHAREHOLDER IS URGED TO COMPLETE, DATE AND SIGN, AND RETURN THE ENCLOSED PROXY CARD(S) IN THE ENVELOPE PROVIDED, EVEN IF YOU PLAN TO ATTEND THE MEETING. ALTERNATIVELY, YOU MAY VOTE VIA THE INTERNET OR TELEPHONE, AS INDICATED ON THE PROXY CARD. YOU MAY REVOKE

YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FAIF AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

Dated: November __, 2008

                                        By Order of the Board of Directors


                                        /s/ Kathleen L. Prudhomme
                                        ----------------------------------------
                                        Kathleen L. Prudhomme
                                        Secretary

                           PROSPECTUS/PROXY STATEMENT
                             DATED NOVEMBER __, 2008

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
                                 (800) 677-3863

                      CALIFORNIA INTERMEDIATE TAX FREE FUND
                       COLORADO INTERMEDIATE TAX FREE FUND

     This Prospectus/Proxy Statement is being furnished to shareholders of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund (each an "Acquired Fund"), each a separate series of FAIF, in connection with the solicitation of proxies by FAIF's Board of Directors (the "Board of Directors" or the "Board") for use at the Special Meeting of Shareholders of the Acquired Funds (the "Meeting") to be held on December 16, 2008 at 10:00 a.m., Central time, at the offices of FAF Advisors, Inc. (the "Advisor"), and any adjournments thereof.

     As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to consider and act upon the proposed Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which California Tax Free Fund and Colorado Tax Free Fund (each an "Acquiring Fund") would acquire substantially all the assets of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund, respectively, in exchange solely for shares of the Acquiring Fund, and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities (each such exchange, together with distribution of the shares received in the exchange, as described in the following paragraph, is referred to in this Prospectus/Proxy Statement as a "Reorganization"). The Acquired Funds and the Acquiring Funds are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Acquired Fund and the Acquiring Fund involved in a particular Reorganization are sometimes referred to herein as "corresponding" Funds.

     If a Reorganization is approved, shares of the Acquiring Fund involved that Reorganization will be distributed to the shareholders of the corresponding Acquired Fund in liquidation of the Acquired Fund, which will be terminated as a series of FAIF. Each shareholder of an Acquired Fund will be entitled to receive that number of full and fractional shares of the corresponding Acquiring Fund of the same class that he or she held in the Acquired Fund, with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Acquired Fund shares held as of the closing date of the Reorganization. These transactions are being structured as tax-free reorganizations. See "Information About the Reorganizations - Federal Income Tax Considerations." Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

     A vote to approve the Reorganization Plan will be considered a vote in favor of an amendment to the Articles effecting a Reorganization. The amendment is attached to the form of Reorganization Plan attached as Appendix A to this Prospectus/Proxy Statement.

     The Board of Directors has approved the proposed Reorganizations. You are being asked to approve the Reorganization Plan (insofar as it relates to your Acquired Fund(s)) pursuant to which the Reorganizations would be accomplished. Because shareholders of the Acquired Funds are being asked to approve transactions that will result in their holding shares of the corresponding Acquiring Funds, this Prospectus/Proxy Statement also serves as a Prospectus for the Acquiring Funds.

     Each Fund is a separate non-diversified series of FAIF, a Maryland corporation that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). FAF Advisors, Inc. is the investment advisor for each of the Funds. Each Acquired Fund has an investment objective that is substantially similar to its Acquiring Fund. In each case, the Acquired Fund and the Acquiring Fund seek to provide current income that is exempt from both federal income tax and income tax of the state specified in the Fund's name, consistent with either preservation of capital (in the case of the Acquired Funds) or prudent investment risk (in the case of the Acquiring Funds).

     This Prospectus/Proxy Statement explains concisely the information about each Acquiring Fund that shareholders of the corresponding Acquired Fund should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning the Funds and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

     - Prospectus relating to the Acquiring Funds, dated October 29, 2007, including any supplements.

     - Prospectus relating to the Acquired Funds, dated October 29, 2007, including any supplements

     - Statement of Additional Information relating to the Funds, dated October 29, 2007, including any supplements.

     - Annual report relating to the Funds for the fiscal year ended June 30, 2008.

     - Statement of Additional Information, dated November __, 2008, relating to this Prospectus/Proxy Statement and the Reorganization (the "Reorganization SAI").

     The above-referenced Prospectuses, annual report, and Statements of Additional Information are incorporated into this Prospectus/Proxy Statement by reference, which means that the information contained in those documents is legally considered to be part of this Prospectus/Proxy Statement.

     This Prospectus/Proxy Statement is accompanied by a copy of the Acquiring Funds' current prospectus (including any supplements). For a free copy of the Acquired Funds' Prospectus, the Funds' Statement of Additional Information, the Funds' annual report, or the Reorganization SAI, please call (800) 677-3863 or write to First American Investment Funds, Inc., 800 Nicollet Mall, Minneapolis, Minnesota 55402. You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY...................................................................     1
   The Proposed Reorganizations...........................................     1
   Comparison of Fund Expenses............................................     2
   Examples of Fund Expenses..............................................     6
   Comparison of Fund Investment Objectives and Investment Strategies.....     6
   Additional Investment Strategies.......................................     9
   Performance Comparison of the Funds....................................     9
   Additional Performance Information.....................................    11
   Form of Organization...................................................    12
   Investment Advisory Service............................................    12
   Operations of the Acquiring Funds Following the Reorganization.........    13
   Federal Income Tax Consequences of the Reorganization..................    13
PRINCIPAL RISK FACTORS....................................................    13
ADDITIONAL INFORMATION ABOUT THE FUNDS....................................    15
   Distribution of Shares.................................................    15
   Purchase and Redemption Procedures and Exchange Privileges.............    16
   Dividends and Other Distributions; Taxes...............................    17
   Taxes..................................................................    17
INFORMATION ABOUT THE REORGANIZATIONS.....................................    18
   Agreement and Plan of Reorganization...................................    18
   Reasons for the Reorganization.........................................    19
   Description of Securities to be Issued.................................    21
   Federal Income Tax Considerations......................................    21
   Capitalization.........................................................    22
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...............................    25
FINANCIAL HIGHLIGHTS......................................................    25
VOTING INFORMATION........................................................    25
   General Information....................................................    25
   Voting Rights and Required Vote........................................    25
   Outstanding Shares.....................................................    27
   Shareholder Rights.....................................................    27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    27
ADDITIONAL INFORMATION ABOUT THE FUNDS....................................    28
MISCELLANEOUS.............................................................    28
   Legal Matters..........................................................    28
   Experts................................................................    28
   Other Business.........................................................    29
NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES....    29

BOARD RECOMMENDATION......................................................    29
APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION.........................   A-1

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement, the Funds' prospectuses (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix A hereto). This summary may not contain all of the information that is important to you. Shareholders should read the entire Prospectus/Proxy Statement for more complete information.

THE PROPOSED REORGANIZATIONS

     The Board of Directors considered and approved the Reorganizations at a meeting of the Board held on September 23-25, 2008. The Reorganizations would combine each Acquired Fund into a corresponding Acquiring Fund. The Reorganizations are proposed to be accomplished pursuant to the Reorganization Plan, which provides for the acquisition of all the assets of each Acquired Fund by its corresponding Acquiring Fund, in exchange solely for shares of that Acquiring Fund and the assumption by that Acquiring Fund of all the Acquired Fund's liabilities. Approval of each Reorganization will be determined solely by a vote of the majority of outstanding shares of the Acquired Fund involved. It will not be necessary for both Reorganizations to be approved for either one of them to take place.

     If a Reorganization is approved, the Acquired Fund involved therein will cease to exist and the shareholders of the Acquired Fund will become shareholders of the Acquiring Fund listed opposite that Acquired Fund's name in the table below. You will receive shares of the Acquiring Fund that are of the same class, and with the same total value, as the Acquired Fund shares you hold as of the closing date of the Reorganization.

ACQUIRED FUND                           ACQUIRING FUND
--------------------------------------  ----------------------------------------
California Intermediate Tax Free Fund   California Tax Free Fund
Colorado Intermediate Tax Free Fund     Colorado Tax Free Fund

     Each Acquired Fund has an investment objective that is substantially similar to its Acquiring Fund. In each case, the Acquired Fund and the Acquiring Fund seek to provide current income that is exempt from both federal income tax and income tax of the state specified in the Fund's name, consistent with either preservation of capital (in the case of the Acquired Funds) or prudent investment risk (in the case of the Acquiring Funds). The Acquired Funds and the Acquiring Funds attempt to meet their objectives by investing at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and income tax of the applicable state. The Acquired Funds and the Acquiring Funds differ, however, with respect to the average maturity of the securities which they hold. The Acquired Funds attempt to maintain the weighted average maturity of their portfolio securities at 3 to 10 years under normal market conditions, whereas the Acquiring Funds attempt to maintain the weighted average maturity of their portfolio securities at 10 to 25 years under normal market conditions. The Acquired Funds and Acquiring Funds are generally subject to the same risks except that the longer-term securities in which the Acquiring Funds invest are generally more sensitive to interest rate changes. For more complete information regarding the investment objectives, principal investment strategies and principal risk factors of each Acquired Fund compared with those of the Acquiring Fund with which it will be combined, please refer to the "Summary - Comparison of Fund Investment Objectives and Investment Strategies" and "Principal Risk Factors" sections below.

     The Acquired Funds and the Acquiring Funds currently offer Class A and Class Y shares. The Acquiring Funds also offer Class C shares. The Class A and Class Y shares of each Acquired Fund have identical characteristics to the Class A and Class Y shares, respectively, of the corresponding Acquiring

Fund for which they will be exchanged. The Reorganizations will not affect your right to purchase and redeem shares, to exchange among other First American Funds or to receive dividends and other distributions. No sales charges will be imposed on the issuance of each Acquiring Fund's shares as a result of the Reorganizations. For more information about the characteristics of Class A and Y shares of the Funds, see the "Additional Information about the Funds" below.

     As described more fully below under "Information about the Reorganizations
- Reasons for the Reorganizations," the Board of Directors, which is composed solely of directors who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), has concluded that the Reorganizations are in the best interests of the shareholders of Acquired Funds and the Acquiring Funds and that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganizations. Therefore, the Board of Directors has approved the Reorganizations and has submitted the Reorganization Plan for approval by each Acquired Fund's shareholders. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION OF YOUR ACQUIRED FUND.

COMPARISON OF FUND EXPENSES

     As an investor, you pay fees and expenses to buy and hold shares of a Fund. Shareholder fees are paid directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from Fund assets.

     The following tables allows you to compare the shareholder fees and annual fund operating expenses that you may pay for buying and holding Class A and Class Y shares of each Acquired Fund and the corresponding Acquiring Fund. The "Pro Forma Combined Fund" column in each table below shows you what the fees and expenses are estimated to be assuming the Reorganizations are approved.

     As shown in the tables below, the shareholder fees for each Acquired Fund are lower than Acquiring Fund and Pro Forma Combined Fund shareholder fees. However, shareholders will not pay any initial or deferred sales charge in connection with the Reorganizations.

     The tables below also compare the annual fund operating expenses as a percentage of average daily net assets for each Fund for the fiscal year ended June 30, 2008, and pro forma expenses, based on the annual fund operating expenses for the Acquiring Fund's shares.

         CALIFORNIA INTERMEDIATE TAX FREE FUND, CALIFORNIA TAX FREE FUND
           AND UNAUDITED PRO FORMA COMBINED CALIFORNIA TAX FREE FUND

                                                                           PRO FORMA
                                           CALIFORNIA                      COMBINED
SHAREHOLDER FEES (fees paid               INTERMEDIATE     CALIFORNIA     CALIFORNIA
directly from your investment)           TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
--------------------------------------   -------------   -------------   -------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   PURCHASES (as a percentage of
   offering price)
Class A                                     2.25%(1)        4.25%(1)         4.25%(1)
Class C                                      N/A            0.00%            0.00%
Class Y                                     None            None             None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
   (as a percentage of original
   purchase price or redemption
   proceeds, whichever is less)
Class A                                     0.00%(2)        0.00%(2)         0.00%(2)
Class C                                      N/A            1.00%            1.00%
Class Y                                     None            None             None
ANNUAL MAINTENANCE FEE (3)
   only charged to accounts with
   balances below $500
Class A                                      $50             $50              $50
Class C                                      $50             $50              $50
Class Y                                      $50             $50              $50

(1) Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

(3) Each Fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares.

ANNUAL FUND OPERATING EXPENSES                                             PRO FORMA
(expenses that are deducted from Fund      CALIFORNIA                      COMBINED
assets) (as a percentage of average       INTERMEDIATE     CALIFORNIA     CALIFORNIA
net assets)                              TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
--------------------------------------   -------------   -------------   -------------
MANAGEMENT FEES
Class A                                      0.50%           0.50%            0.50%
Class C                                       N/A            0.50%            0.50%
Class Y                                      0.50%           0.50%            0.50%
DISTRIBUTION AND SERVICE (12B-1) FEES
Class A                                      0.25%           0.25%            0.25%
Class C                                       N/A            0.65%            0.65%
Class Y                                      None            None             None

ANNUAL FUND OPERATING EXPENSES                                              PRO FORMA
(expenses that are deducted from Fund      CALIFORNIA                       COMBINED
assets) (as a percentage of average       INTERMEDIATE     CALIFORNIA      CALIFORNIA
net assets)                              TAX FREE FUND   TAX FREE FUND    TAX FREE FUND
--------------------------------------   -------------   -------------   --------------
OTHER EXPENSES
Class A                                      0.52%           0.71%            0.48%
Class C                                       N/A            0.70%            0.54%
Class Y                                      0.52%           0.70%            0.42%
ACQUIRED FUND FEES AND EXPENSES
Class A                                      0.00%           0.01%            0.00%
Class C                                       N/A            0.01%            0.00%
Class Y                                      0.00%           0.01%            0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES
Class A                                      1.27%           1.47%            1.23%
Class C                                       N/A            1.86%            1.69%
Class Y                                      1.02%           1.21%            0.92%
LESS FEE WAIVERS
Class A                                     (0.57)%         (0.81)%          (0.58)%
Class C                                       N/A           (0.70)%          (0.54)%
Class Y                                     (0.32)%         (0.70)%          (0.42)%
NET EXPENSES
Class A                                      0.70%           0.66%            0.65%
Class C                                       N/A            1.16%            1.15%
Class Y                                      0.70%           0.51%            0.50%

           COLORADO INTERMEDIATE TAX FREE FUND, COLORADO TAX FREE FUND
             AND UNAUDITED PRO FORMA COMBINED COLORADO TAX FREE FUND

                                                                            PRO FORMA
                                            COLORADO                        COMBINED
SHAREHOLDER FEES (fees paid               INTERMEDIATE      COLORADO       CALIFORNIA
directly from your investment)           TAX FREE FUND   TAX FREE FUND    TAX FREE FUND
--------------------------------------   -------------   -------------   --------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   PURCHASES (as a percentage of
   offering price)
Class A                                     2.25%(1)        4.25%(1)        4.25%(1)
Class C                                      N/A            0.00%           0.00%
Class Y                                     None            None            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
   (as a percentage of original
   purchase price or redemption
   proceeds, whichever is less)
Class A                                     0.00%(2)        0.00%(2)        0.00%(2)
Class C                                      N/A            1.00%           1.00%
Class Y                                     None            None            None
ANNUAL MAINTENANCE FEE (3)
   only charged to accounts with
   balances below $500
Class A                                      $50             $50             $50

                                                                           PRO FORMA
                                            COLORADO                        COMBINED
SHAREHOLDER FEES (fees paid               INTERMEDIATE      COLORADO        COLORADO
directly from your investment)           TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
--------------------------------------   -------------   -------------   -------------
Class C                                       $50             $50             $50
Class Y                                       $50             $50             $50

(1) Certain investors may qualify for reduced sales charges. Generally, Class A share investments will qualify for a reduced sales charge if the amount of the purchase is from $50,000 to $999,999, and the sales charge will be eliminated if the purchase is $1 million or more.

(2) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge if they are sold within 18 months of purchase.

(3) Each Fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares.

ANNUAL FUND OPERATING EXPENSES                                             PRO FORMA
(expenses that are deducted from Fund       COLORADO                        COMBINED
assets) (as a percentage of average       INTERMEDIATE      COLORADO        COLORADO
net assets)                              TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
--------------------------------------   -------------   -------------   -------------
MANAGEMENT FEES
Class A                                      0.50%           0.50%            0.50%
Class C                                       N/A            0.50%            0.50%
Class Y                                      0.50%           0.50%            0.50%
DISTRIBUTION AND SERVICE (12B-1) FEES
Class A                                      0.25%           0.25%            0.25%
Class C                                       N/A            0.65%            0.65%
Class Y                                      None            None             None
OTHER EXPENSES
Class A                                      0.58%           1.05%            0.60%
Class C                                       N/A            1.05%            0.83%
Class Y                                      0.58%           1.05%            0.47%
ACQUIRED FUND FEES AND EXPENSES
Class A                                      0.00%           0.01%            0.00%
Class C                                       N/A            0.01%            0.00%
Class Y                                      0.00%           0.01%            0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES
Class A                                      1.33%           1.81%            1.35%
Class C                                       N/A            2.21%            1.98%
Class Y                                      1.08%           1.56%            0.97%
LESS FEE WAIVERS
Class A                                     (0.48)%         (1.05)%          (0.60)%
Class C                                       N/A           (1.05)%          (0.83)%
Class Y                                     (0.38)%         (1.05)%          (0.47)%
NET EXPENSES
Class A                                      0.85%           0.76%            0.75%
Class C                                       N/A            1.16%            1.15%
Class Y                                      0.70%           0.51%            0.50%

EXAMPLES OF FUND EXPENSES

     The examples below are intended to help you compare the cost of investing in each Acquired Fund and corresponding Acquiring Fund, as well as the combined fund on a pro forma basis, assuming the Reorganizations take place. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Funds' operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

         CALIFORNIA INTERMEDIATE TAX FREE FUND, CALIFORNIA TAX FREE FUND
            AND UNAUDITED PRO FORMA COMBINED CALIFORNIA TAX FREE FUND

                                                    1 Year   3 Years   5 Years   10 Years
                                                    ------   -------   -------   --------
California Intermediate Tax Free Fund
Class A                                              $295      $564     $  853    $1,675
Class Y                                              $ 72      $293     $  532    $1,219
California Tax Free Fund
Class A                                              $490      $794     $1,120    $2,041
Class C (assuming redemption at end of period)       $218      $517     $  941    $2,123
Class C (assuming no redemption at end of period)    $118      $517     $  941    $2,123
Class Y                                              $ 52      $315     $  598    $1,404
Pro Forma Combined California Tax Free Fund
Class A                                              $489      $744     $1,018    $1,801
Class C (assuming redemption at end of period)       $217      $480     $  867    $1,953
Class C (assuming no redemption at end of period)    $117      $480     $  867    $1,953
Class Y                                              $ 51      $251     $  468    $1,093

           COLORADO INTERMEDIATE TAX FREE FUND, COLORADO TAX FREE FUND
             AND UNAUDITED PRO FORMA COMBINED COLORADO TAX FREE FUND

                                                    1 Year   3 Years   5 Years   10 Years
                                                    ------   -------   -------   --------
Colorado Intermediate Tax Free Fund
Class A                                              $310      $591     $  892    $1,749
Class Y                                              $ 72      $306     $  559    $1,283
Colorado Tax Free Fund
Class A                                              $499      $872     $1,269    $2,378
Class C (assuming redemption at end of period)       $218      $590     $1,089    $2,462
Class C (assuming no redemption at end of period)    $118      $590     $1,089    $2,462
Class Y                                              $ 52      $389     $  750    $1,767
Pro Forma Combined Colorado Tax Free Fund
Class A                                              $498      $778     $1,078    $1,930
Class C (assuming redemption at end of period)       $217      $541     $  991    $2,239
Class C (assuming no redemption at end of period)    $117      $541     $  991    $2,239
Class Y                                              $ 51      $262     $  490    $1,147

COMPARISON OF FUND INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES

     The following table compares the investment objectives and principal investment strategies of the Acquired Funds and the Acquiring Funds. Please review the table carefully.

     As described below, the investment objective of each Acquired Fund is substantially similar to that of its corresponding Acquiring Fund. A Fund's objective may be changed without shareholder approval. If a Fund's objective changes, you would be notified at least 60 days in advance. Please remember, there is no guarantee that any Fund will achieve its objective.

     As more fully set forth below, the principal investment strategies of each Acquired Fund are identical to those of its corresponding Acquiring Fund, except with respect to the average maturity of the securities which the Funds hold. A Fund's principal investment strategies are the strategies that the

Advisor believes are most likely to be important in trying to achieve the Fund's objective. You should be aware that each Fund may also use strategies to invest in securities that are not described in this Prospectus/Proxy Statement but that are described in its prospectus and/or SAI.

              ACQUIRED FUNDS                    ACQUIRING FUNDS
              -------------------------------   --------------------------------
Investment    Providing current income that     Providing current income that is
Objective:    is exempt from both federal       exempt from both federal income
              income tax and from the income    tax and from the income tax, of
              tax, of the state specified in    the state specified in the
              the Acquired Fund's name, to      Acquiring Fund's name, to the
              the extent consistent with        extent consistent with prudent
              preservation of capital.          investment risk.

Investment    Under normal market conditions, each Acquired Fund and each
Strategies:   Acquiring Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and the applicable state's income tax, including federal and state alternative minimum tax. Each Fund will provide shareholders with at least 60 days notice before changing this policy.

              Each Acquired Fund and each Acquiring Fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and the applicable state's alternative minimum tax.

              Each Acquired Fund and each Acquiring Fund may invest in :

              -    "general obligation" bonds;

              -    "revenue" bonds;

              -    participation interests in municipal leases; and

              -    zero coupon municipal securities.

              Each Acquired Fund and each Acquiring Fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the Advisor. However, each Acquired Fund and each Acquiring Fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality
              (securities commonly referred to as "high-yield" securities or "junk bonds"). If the rating of a security is reduced or discontinued after purchase, the impacted Fund is not required to sell the security, but may consider doing so.

              Each Acquired Fund attempts to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions. Each Acquiring Fund attempts to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

              Each Acquired Fund and each Acquiring Fund may utilize futures contracts and options on futures contracts in an attempt to manage the effective maturity of securities in the Fund's portfolio. No
              Acquired Fund or Acquiring Fund may use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

ADDITIONAL INVESTMENT STRATEGIES

     In addition to the principal investment strategies of each Fund described above, each Fund may also engage in other types of investment practices, including:

     Temporary Investments. In an attempt to respond to adverse market, economic, political, or other conditions, each Acquired Fund and each Acquiring Fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the Funds' advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a Fund from achieving its objective.

     Portfolio Turnover. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The "Financial Highlights" section below shows each Fund's historical portfolio turnover rate.

     Additional information about each Fund's investment strategies is set forth in the Fund's prospectus and SAI. The Acquiring Funds' prospectus is enclosed with this Prospectus/Proxy Statement. The Acquired Funds' prospectuses and the Funds' SAI are available upon request by calling 1-800-677-3863.

PERFORMANCE COMPARISON OF THE FUNDS

     The performance information below compares the performance of each Acquired Fund to that of its corresponding Acquiring Fund. The bar charts and tables illustrate the variability of each Fund's performance over time. Of course, past performance (before and after taxes) is not an indication of future results.

     The bar charts show how the performance of each Fund's Class A shares has varied from year to year. The performance of Class Y shares will be higher due to their lower expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

     The tables compare the performance for each share class of each Fund over different time periods, before and after taxes, to that of the respective Fund's benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. The performance information reflects sales charges and Fund expenses; the benchmarks are unmanaged, have no expenses, and are unavailable for investment. For Class A shares, the tables include returns both before and after taxes. For Class Y shares, the tables only include returns before taxes. After-tax returns for Class Y shares will vary. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns depend on your tax situation and may differ from the returns shown below.

     The bar charts and tables assume reinvestment of all dividends and other distributions. Performance reflects fee waivers in effect. If these fee waivers were not in place, each Fund's performance would be reduced.

PERFORMANCE COMPARISON: CALIFORNIA INTERMEDIATE TAX FREE FUND AND CALIFORNIA TAX FREE FUND

CALIFORNIA INTERMEDIATE TAX FREE FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS A)(1)

                                  (BAR CHART)

             5.82%     (0.90)%     9.63%      4.47%      8.36%      3.74%      3.53%      2.35%      3.92%      2.92%
             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended September 30, 2002      4.74%
           Worst Quarter:
           Quarter ended June 30, 2004          (1.96)%

AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/07                                                 Date         One Year       Five Years       Ten Year
----------------------------                                ---------       --------       ----------       --------
California Intermediate Tax Free Fund
   Class A (return before taxes)                              8/8/97          0.56%           2.83%           4.11%
   Class A (return after taxes on distributions)                              0.53%           2.75%           4.05%
   Class A (return after taxes on distributions and sale
      of fund shares)                                                         1.67%           2.93%           4.08%
   Class Y (return before taxes)                              8/8/97          3.01%           3.43%           4.46%
Lehman 7-Year Municipal Bond Index(2)
   (reflects no deduction for fees, expenses, or taxes)                       5.06%           3.86%           4.96%
Lipper California Intermediate Municipal Debt Funds
   Category Average(3)
   (reflects no deduction for sales charges or taxes)                         2.65%           2.84%           4.21%

(1)  Total return for the period from 1/1/08 through 9/30/08 was (1.39)%.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) Represents funds that invest primarily in municipal debt issues with dollar - weighted average maturities of five to ten years that are exempt from taxation in California.

CALIFORNIA TAX FREE FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS A)(1)

                                  (BAR CHART)

             4.31%      9.33%      4.98%      4.76%      2.93%      4.44%      2.46%
             2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended September 30, 2002      5.92%
           Worst Quarter:
           Quarter ended June 30, 2004          (2.34)%

AVERAGE ANNUAL TOTAL RETURNS                                Inception                                           Since
AS OF 12/31/07                                                 Date         One Year       Five Years       Inception
----------------------------                                ---------       --------       ----------       ---------
California Tax Free Fund
   Class A (return before taxes)                               2/1/00        (1.92)%            3.02%           5.46%
   Class A (return after taxes on distributions)                             (1.99)%            2.92%           5.35%
   Class A (return after taxes on distributions and sale
      of fund shares)                                                         0.20%             3.14%           5.29%
   Class C (return before taxes)                               2/1/00         1.04%             3.49%           5.63%
   Class Y (return before taxes)                               2/1/00         2.59%             4.16%           6.29%
Lehman Municipal Bond Index(2)
(reflects no deduction for fees, expenses, or taxes)                          3.36%             4.30%           6.08%
Lipper California Municipal Debt Funds Category
   Average(3)
   (reflects no deduction for sales charges or taxes)                         0.42%             3.61%           5.43%

(1)  Total return for the period from 1/1/08 through 9/30/08 was (4.72)%.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(3) Represents funds that invest primarily in those securities that provide income that is exempt from taxation in California.

PERFORMANCE COMPARISON: COLORADO INTERMEDIATE TAX FREE FUND AND COLORADO TAX FREE FUND

COLORADO INTERMEDIATE TAX FREE FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS A)(1)

                                  (BAR CHART)

             5.44%     (1.58)%     8.52%      5.59%      8.70%      4.09%      2.98%      1.91%      3.61%      2.93%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended September 30, 2002      3.85%
           Worst Quarter:
           Quarter ended June 30, 2004          (2.16)%

AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/07                                                 Date         One Year       Five Years       Ten Years
----------------------------                                ---------       --------       ----------       --------
Colorado Intermediate Tax Free Fund
   Class A (return before taxes)                               4/4/94          0.63%            2.65%           3.94%
   Class A (return after taxes on distributions)                               0.55%            2.57%           3.89%
   Class A (return after taxes on distributions and sale
      of fund shares)                                                          1.86%            2.82%           3.96%
   Class Y (return before taxes)                               4/4/94          3.09%            3.27%           4.27%
Lehman 7-Year Municipal Bond Index(2)
   (reflects no deduction for fees, expenses, or taxes)                        5.06%            3.86%           4.96%
Lipper Other States Intermediate Municipal Debt Funds
   Category Average(3)
   (reflects no deduction for sales charges or taxes)                          2.93%            2.78%           3.79%

(1)  Total return for the period from 1/1/08 through 9/30/08 was (1.18)%.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(3) Represents funds that invest primarily in municipal debt issues with dollar- weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.

COLORADO TAX FREE FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS A)(1)

                                  (BAR CHART)

             5.35%     10.35%      5.26%      4.27%      3.09%      4.12%      0.45%
             2001       2002       2003       2004       2005       2006       2007
           Best Quarter:
           Quarter ended  September 30, 2002      5.55%
           Worst Quarter:
           Quarter ended  June 30, 2004          (2.28)%

AVERAGE ANNUAL TOTAL RETURNS                                Inception                                         Since
AS OF 12/31/07                                                   Date       One Year       Five Years       Inception
----------------------------                                ---------       --------       ----------       ---------
Colorado Tax Free Fund
   Class A (return before taxes)                               2/1/00        (3.81)%            2.54%           5.23%
   Class A (return after taxes on distributions)                             (3.86)%            2.35%           5.09%
   Class A (return after taxes on distributions and sale
      of fund shares)                                                        (0.96)%            2.76%           5.14%
   Class C (return before taxes)                               2/1/00        (0.91)%            3.03%           5.39%
   Class Y (return before taxes)                               2/1/00         0.70%             3.68%           6.08%
Lehman Municipal Bond Index(2)
   (reflects no deduction for fees, expenses, or taxes)                       3.36%             4.30%           6.08%
Lipper Colorado Municipal Debt Funds Category Average(3)
   (reflects no deduction for sales charges or taxes)                         1.63%             3.61%           5.48%

(1)  Total return for the period from 1/1/08 through 9/30/08 was (3.56)%.

(2) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(3) Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Colorado.

ADDITIONAL PERFORMANCE INFORMATION

     Information concerning the factors that materially affected each Fund's performance during the fiscal year ended June 30, 2008, is excerpted from the Funds' annual report for such year and included in "Management's Discussion of Fund Performance" below.

FORM OF ORGANIZATION

     Each Fund is a separate non-diversified series of FAIF, a Maryland corporation that is registered as an open-end management investment company under the 1940 Act. FAIF was incorporated in the State of Maryland on August 20, 1987, under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc." FAIF is organized as a series fund and currently issues 43 series, including the Funds. Each series of shares represents a separate investment portfolio with its own investment objective and policies.

INVESTMENT ADVISORY SERVICE

     Each Fund has the same investment advisor, FAF Advisors, Inc. Pursuant to an Investment Advisory Agreement with FAIF, the Advisor manages the Funds' business and investment activities, subject to the authority of the Board of Directors.

     The Advisor is located at 800 Nicollet Mall, Minneapolis, MN 55402. The Advisor is a subsidiary of U.S. Bank National Association (which, in turn, is a subsidiary of U.S. Bancorp). The Advisor provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 30, 2008, the Advisor had more than $105 billion in assets under management, including investment company assets of more than $91 billion.

     The portfolio managers primarily responsible for the management of an Acquired Fund are the same individuals who are primarily responsible for the management of the corresponding Acquiring fund. Information on these individuals is set forth below.

     California Intermediate Tax Free Fund and California Tax Free Fund. Christopher L Drahn is the primary portfolio manager for each Fund, and Michael
S. Hamilton co-manages each Fund. Mr. Drahn has served as the primary portfolio manager for California Intermediate Tax Free Fund and Mr. Hamilton has co-managed the Fund since August 1997. Mr. Drahn has served as the primary portfolio manager for California Tax Free Fund since May 2005, prior to which he had co-managed the Fund since February 2000. Mr. Hamilton has co-managed California Tax-Free Fund since May 2005, prior to which he had served as the primary portfolio manager for the Fund since December 2002.

     Colorado Intermediate Tax Free Fund and Colorado Tax Free Fund. Christopher
L. Drahn is the primary portfolio manager for each Fund, and Michael L. Welle co-manages each Fund. Mr. Drahn has served as the primary portfolio manager for Colorado Intermediate Tax Free Fund since April 1994 and Mr. Welle has co-managed the Fund since June 2007. Mr. Drahn has served as the primary portfolio manager for Colorado Tax Free Fund since June 2007, prior to which he had co-managed the Fund since February 2000. Mr. Well has co-managed Colorado Tax Free Fund since June 2007.

     Portfolio Manager Biographies

     Christopher L. Drahn, CFA, Senior Fixed-Income Portfolio Manager, entered the financial services industry when he joined the Advisor in 1980.

     Michael S. Hamilton, Senior Fixed-Income Portfolio Manager, entered the financial services industry when he joined the Advisor in 1989.

     Michael L. Welle, CFA, Fixed-Income trader, Portfolio Manager, entered the financial services industry when he joined the Advisor in 1992.

OPERATIONS OF THE ACQUIRING FUNDS FOLLOWING THE REORGANIZATION

     Based on its review of each Fund's investment portfolio, the Advisor believes that most of the assets held by each Acquired Fund will be consistent with the corresponding Acquiring Fund's investment objective and policies and thus can be transferred to and held by that Acquiring Fund if the Reorganization Plan is approved for those Funds. If, however, either Acquired Fund has any assets that the corresponding Acquiring Fund may not hold, those assets will be sold prior to the Reorganizations. The proceeds of those sales will be held in temporary investments or reinvested in assets that the corresponding Acquiring Fund may hold. The possible need for an Acquired Fund to dispose of assets prior to the Reorganizations could result in selling securities at a disadvantageous time and could result in an Acquired Fund's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in an Acquired Fund's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganizations.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     As a condition to the closing of each Reorganization, FAIF will receive an opinion from Dorsey & Whitney LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, shareholders will not recognize taxable gain or loss as a direct result of a Reorganization. Each Acquired Fund shareholder's aggregate tax basis in the Acquiring Fund shares it receives in a Reorganization will be the same as the aggregate tax basis in the Acquired Fund shares the shareholder constructively exchanges therefor, and the shareholder's holding period for those Acquiring Fund shares will include its holding period for those Acquired Fund shares. In addition, an Acquiring Fund's aggregate tax basis in the assets it receives from the corresponding Acquired Fund will be the same as the latter's aggregate tax basis therein, and the Acquiring Fund's holding period for those assets will include that Acquired Fund's holding period therefor immediately before the Reorganization.

     If an Acquired Fund sells securities prior to the closing of a Reorganization, it may recognize net gains or losses. Any net gains recognized on those sales would increase the amount of any distribution that the Acquired Fund must make to its shareholders prior to that closing. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. See "Information about the Reorganizations - Federal Income Tax Considerations" below for more detailed information about federal income tax considerations.

                             PRINCIPAL RISK FACTORS

     As indicated above, the investment objective of each Acquired Fund is substantially similar to that of its corresponding Acquiring Fund. In addition, all of the Funds seek to meet their objective by investing at least 80% of net assets in municipal securities that pay interest exempt from federal income tax and income tax of the applicable state. Therefore, the Funds are generally subject to the same risks. However, because the Acquired Funds attempt to maintain the weighted average maturity of their portfolio securities at 3 to 10 years under normal market conditions, whereas the Acquiring Funds attempt to maintain the weighted average maturity of their portfolio securities at 10 to 25 years under normal market conditions, the Acquiring Funds are generally subject to greater interest rate risk. See "Interest Rate Risk" below. Set forth below are the principal risks of investing in the Funds. For all of the Funds, the price and yield will change daily due to changes in interest rates and other factors, which means you could lose money.

ACTIVE MANAGEMENT RISK. Each Fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the Fund's investment objective. Due to its active management, a Fund could underperform its benchmark or other mutual funds with similar investment objectives.

CALL RISK. Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

CREDIT RISK. Each Fund is subject to the risk that the issuers of debt securities held by the Fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the Fund to sell. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. When a Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.

FUTURES RISK. The use of futures contracts exposes a Fund to additional risks and transaction costs. Risks inherent in the use of futures contracts include: the risk that securities prices, index prices, or interest rates will not move in the direction that the advisor anticipates; an imperfect correlation between the price of the futures contract and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in a futures contract can result in a loss substantially greater than the Fund's initial investment in that futures contract; and the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. If a Fund uses futures contracts and the advisor's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

HIGH-YIELD SECURITIES RISK. Each Fund may invest in high-yield securities. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

INCOME RISK. Each Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Funds generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above), in lower-yielding securities.

INTEREST RATE RISK. Debt securities in the Funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Thus, because the Acquiring Funds attempt to maintain the weighted average maturity of their portfolio securities at 10 to 25 years under normal market conditions, whereas the Acquired Funds attempt to maintain the weighted average maturity of their portfolio securities at 3 to 10 years under normal market conditions, the Acquiring Funds are generally subject to greater interest rate risk. Each Fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall.

LIQUIDITY RISK. Each Fund is exposed to liquidity risk because of its investment in high-yield securities. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading may also lead to greater price volatility.

MUNICIPAL LEASE OBLIGATIONS RISK. Each Fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the Fund might not recover the full principal amount of the obligation.

NON-DIVERSIFICATION RISK. Each Fund is non-diversified. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of each Fund's assets may be invested in the securities of a limited number of issuers, each Fund's portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.

POLITICAL AND ECONOMIC RISKS. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent a Fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions, the imposition of a flat tax, or the loss of a current state income tax exemption.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

DISTRIBUTION OF SHARES

     The distribution arrangements applicable to the Class A and Class Y shares of each Acquired Fund are identical to the distribution arrangements applicable to the Class A and Class Y shares, respectively, of its corresponding Acquiring Fund. Quasar Distributors, LLC (the "Distributor") serves as the distributor for the Funds' shares pursuant to a Distribution Agreement with FAIF dated July 1, 2005 (the "Distribution Agreement"). The Distributor is a wholly owned subsidiary of U.S. Bancorp. The Distributor receives any front-end sales charges or contingent deferred sales charges paid in connection with the purchase or sale of Fund shares, as disclosed above under "Summary - Comparison of Fund Expenses," and any fees paid by the Funds pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1").

     FAIF has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") which applies to the Class A shares of the Acquired Funds and the Acquiring Funds. Under the Distribution Plan, each Fund pays to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. The Distributor uses these fees to compensate financial intermediaries for administrative services performed on behalf of the intermediaries' customers. These intermediaries receive shareholder servicing fees of 0.25% of a Fund's Class A share average daily net assets attributable to shares sold through them. The Distributor begins to pay shareholder servicing fees to intermediaries immediately after a shareholder purchases shares and the intermediaries continue to receive these fees for as long as the shareholder holds the shares

     The Distributor receives no sales charges or Rule 12b-1 fees for distribution of the Class Y Shares.

     In addition to the Rule 12b-1 fees paid by the Funds, the Advisor and/or the Distributor may pay additional compensation to financial intermediaries out of their own legitimate profits in connection with the sale or retention of Fund shares and/or in exchange for sales and/or administrative services performed on behalf of the intermediaries' customers. The amount of these payments may be significant, and may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to an investor. These payments are not reflected in the fees and expenses listed above under "Summary
- Comparison of Fund Expenses" because they are not paid by the Funds.

     For more complete information concerning the distribution arrangements applicable to the Funds, including applicable fees and expenses, please see the Acquiring Funds' prospectus, which accompanies this Proxy Statement/Prospectus, the Acquired Funds' prospectus, and the Funds' SAI. For a copy of the Acquired Funds' prospectus or the Funds' SAI, which are incorporated by reference herein, call Investor Services at (800) 677-3863.

PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

     The purchase and redemption procedures for each Acquired Fund are identical to those of the corresponding Acquiring Fund except that, as noted above under "Summary - Comparison of Fund Expenses," Class A share front-end sales charges are higher for the Acquiring Funds.

     Shares of the Funds may be purchased or redeemed on any day when the New York Stock Exchange is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. The purchase or redemption price for Fund shares will be based on that day's net asset value per share if the order is received in proper form by the Funds, or an investment professional or financial institution authorized to accept orders on the Funds' behalf, prior to the time the Funds calculate their net asset values. Purchases of Class A shares are made at net asset value plus a front-end sales charge, which is reduced for larger purchases. There is no front-end sales charge on Class A share purchases of $1 million or more, but shareholders may be assessed a contingent deferred sales charge ("CDSC") of 1% if they sell their shares within 18 months. Class Y shares of the Acquired Funds and the Acquiring Funds are sold at their net asset value per share without either a front-end sales charge or a CDSC.

     Exchange privileges for each Acquired Fund are identical to those of the corresponding Acquiring Fund. Shares of the Funds generally may be exchanged for the same class of shares in any other First American Fund, with certain exceptions, including:

     - Class A shares may be exchanged for Class Y shares of the same Fund or another First American Fund if the shareholder subsequently becomes eligible to purchase Class Y shares.

     - If a shareholder is no longer eligible to hold Class Y shares, the shareholder may exchange those shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

     Exchanges are made based on the net asset value per share of each Fund at the time of the exchange. When Class A shares of a Fund are exchanged for Class A shares of another First American Fund, there is no front-end sales charge.

     A Fund may change or cancel its exchange policies at any time. The Funds have the right to limit exchanges that are deemed to constitute short-term trading.

     For more complete information concerning purchase and redemption procedures and exchange privileges, please see the Acquiring Funds' Prospectus, which accompanies this Proxy Statement/Prospectus, the Acquired Funds' Prospectus, and the Funds' SAI. For a copy of the Acquired Funds' Prospectus or the Funds' SAI, which are incorporated by reference herein, call Investor Services at (800) 677-3863.

DIVIDENDS AND OTHER DISTRIBUTIONS; TAXES

     The Funds' policies regarding dividends and other distributions are identical. Dividends from each Fund's net investment income are declared daily and paid monthly. Any capital gains are distributed at least once each year. Dividends are reinvested in additional shares of the same Fund, unless the shareholder requests that distributions be reinvested in another First American Fund or paid in cash.

TAXES

     Federal Taxes on Distributions. Each Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each Fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The Funds expect that their distributions will consist primarily of exempt interest dividends.

     Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions paid from taxable interest income will be taxed as ordinary income and not as "qualifying dividends" that are taxed at the same rate as long-term capital gains. Distributions of a Fund's net long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

     Federal Taxes on Transactions. The sale of Fund shares, or the exchange of one Fund's shares for shares of another Fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

     If, in redeeming shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

     The exchange of one class of shares for another class of shares in the same Fund will not be taxable.

     State Taxes on Distributions.

     California Income Taxation. California Intermediate Tax Free Fund and California Tax Free Fund each intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts, and estates. To meet these requirements, at least 50% of the value of a Fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.

     Colorado Income Taxation. Dividends paid by Colorado Intermediate Tax Free Fund and Colorado Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In additions, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

                      INFORMATION ABOUT THE REORGANIZATIONS

AGREEMENT AND PLAN OF REORGANIZATION

     The terms and conditions under which the proposed Reorganizations will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Reorganization Plan provides, with respect to each Reorganization, for
(a) the Acquiring Fund's acquisition, as of the close of business on the date of the closing of the Reorganization or other time FAIF determines (the "Effective Time"), of all the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund shares and the Acquiring Fund's assumption of all the Acquired Fund's liabilities and (b) the distribution of those shares, by class, to the Acquired Fund's shareholders.

     An Acquired Fund's assets to be acquired by its corresponding Acquiring Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on the Acquired Fund's books, and other property the Acquired Fund owns at the Effective Time. An Acquiring Fund will assume from its corresponding Acquired Fund all its liabilities, debts, obligations and duties of whatever kind or nature; provided, however, that each Acquired Fund will use its best efforts to discharge all its known liabilities before the Effective Time.

     The value of each Acquired Fund's assets to be acquired by its corresponding Acquiring Fund and the net asset value ("NAV") per share of each class of the Acquiring Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the date of the Reorganization closing, using the valuation procedures described in the Funds' prospectuses and the SAI. Each Acquired Fund's net value will be the value of its assets as so determined, less the amount of its liabilities determined as of the close of such trading.

     At, or as soon as practicable after, the Effective Time, each Acquired Fund will distribute, by class, the Acquiring Fund shares it receives in a Reorganization pro rata to its shareholders of record as of the Effective Time, so that each shareholder will receive a number of full and fractional Acquiring

Fund shares of the same class that is equal in aggregate value to the shareholder's Acquired Fund shares. The shares will be distributed by opening accounts on the Acquiring Fund's books in the names of the shareholders and by transferring to those accounts the shares previously credited to the Acquired Fund's account on those books. Fractional Acquiring Fund shares will be rounded to the third decimal place. Each Acquired Fund will be terminated as soon as practicable after the share distribution.

     Because Acquiring Fund shares will be issued at their NAV in exchange for the net assets of the corresponding Acquired Fund, the aggregate value of the Acquiring Fund shares issued to shareholders in a Reorganization will equal the aggregate value of the Acquired Fund shares they surrender. The NAV per share of each class of each Acquiring Fund will be unchanged by a Reorganization. Thus, the Reorganizations will not result in dilution of any shareholder's interest.

     If Class A Acquiring Fund shares are issued in a Reorganization to shareholders that formerly held Class A Acquired Fund shares with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, then, in determining whether a deferred sales charge is payable on the sale of those Class A Acquiring Fund shares, the Acquiring Fund will give the holder thereof credit for the period during which the holder held those Acquired Fund shares.

     Any transfer taxes payable on the issuance of Acquiring Fund shares in a name other than that of the registered shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of an Acquired Fund to a public authority will continue to be its responsibility until it is dissolved.

     The Advisor will bear the entire cost of the Reorganizations, including professional fees and the cost of soliciting proxies for the Meeting, which principally consists of printing and mailing expenses, and the cost of any supplementary solicitation.

     In approving the Reorganization Plan, the Board of Directors reviewed various factors about the Funds and each Reorganization. The Board considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and principal investment strategies. The Board evaluated the potential economies of scale associated with larger mutual funds and concluded that operating efficiencies may be achieved by combining the Funds. The Board also considered the performance history of each Fund and the relative expenses of the Funds. After such consideration, the Board concluded that each Reorganization would be in the best interests of the Funds participating therein.

     The consummation of each Reorganization is subject to a number of conditions set forth in the Reorganization Plan (not including consummation of any other Reorganization), some of which may be waived by FAIF. FAIF may amend the Reorganization Plan in any manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of an Acquired Fund's shareholders. In addition, FAIF's Bylaws and Articles of Incorporation as a mechanical matter require an amendment to FAIF's Articles of Incorporation in order for the proposed Reorganizations to be effected.

REASONS FOR THE REORGANIZATION

     The Board of Directors considered and unanimously approved each Reorganization at an in-person meeting held on September 23-25, 2008. In approving the Reorganizations, the Board, which is composed solely of Independent Directors, determined that each Reorganization is in the best interests of the participating Funds' shareholders and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganizations. In approving the Reorganizations, the Board considered a number of factors, including the following:

     -    The compatibility of the Funds' investment objectives and strategies:
          The Board considered that each Acquired Fund has an investment objective that is substantially similar to that of its corresponding Acquiring Fund, and the investment strategies of each Acquired Fund differ from those of its corresponding Acquiring Fund only with respect to the average maturity of the securities which the Funds hold. .

     - The Funds' relative risks: The Board noted that the Acquired Funds and Acquiring Funds are generally subject to the same risks except that the longer-term securities in which the Acquiring Funds invest are generally more sensitive to interest rate changes.

     - The Funds' investment performance: The Board considered that the Acquired Funds have better performance for the one-year period ended June 30, 2008, reflecting a more favorable interest rate environment for shorter-maturity funds, but the Acquiring Funds have comparable or better performance for the three- and five-year periods ended June 30, 2008.

     - The Funds' relative sizes: The Board noted that the Acquired Funds and the Acquiring Funds are all fairly small, and combining the Funds should provide larger funds which potentially can be more efficiently managed. The Board also noted that combining the Funds will reduce duplicative expenses (i.e., audit fees, annual and semi-annual reports, blue sky fees, etc.), and shareholders may benefit from other economies of scale often associated with larger funds. Finally, although each Acquired Fund is somewhat larger than its corresponding Acquiring Fund, the Board considered the Advisor's assertion that California and Colorado long-term tax free funds represent larger asset classes than California and Colorado intermediate-term tax free funds, respectively, and that these larger asset classes historically have had greater asset flows, offering the longer-maturity Acquiring Funds more potential for asset growth.

     - The Funds' relative expenses: The Board noted that each Acquired Fund has the same contractual investment advisory fees as its corresponding Acquiring Fund. The Board also considered that, although the total expenses of the Acquiring Funds, before expense waivers, are higher than those of the Acquired Funds, primarily because of the smaller size of the Acquiring Funds, each Acquiring Fund has lower total expenses than its corresponding Acquired Fund after fee waivers and expense reimbursements by the Advisor. Finally, the Board considered that the Advisor has contractually agreed to maintain the Acquiring Funds' total expense ratios at their current levels through at least June 30, 2009.

     - The portfolio composition of the Funds: The board noted that all securities held by the Acquired Fund are eligible for investment by the Acquiring Fund.

     - The tax consequences of the Reorganization: The board noted that each Reorganization is expected to be tax-free to shareholders of the participating Funds, which it believes is in their best interests.

     - The investment experience, expertise, and results of each Fund's portfolio managers: The Board noted that each Acquired Fund is managed by the same portfolio managers as its corresponding Acquiring Fund, and considered the investment experience, expertise, and results of these portfolio managers.

     -    The effect of the Reorganization on each Fund's shareholders' rights:
          The Board noted that the rights of the shareholders of the Funds are identical.

     - Expenses of the Reorganization: The board noted that the Advisor has agreed to pay the expenses associated with the Reorganizations, including the expenses of preparing, filing, printing, and mailing this Prospectus/Proxy Statement and of holding the Meeting, so that no shareholders of any Fund will effectively bear these expenses.

     - The alternatives to the Reorganizations: The Board could have decided to continue the Acquired Funds in their present form, but believed this was not in shareholders' best interests given the small size of the Funds and resulting high expenses before expense waivers, and the limited prospects for growth given the small asset class sizes of California and Colorado intermediate-term tax free funds. The board also noted that liquidating the Acquired Funds would be a taxable event to shareholders.

     - The potential benefits of the Reorganization to the Advisor and its affiliates: The Board recognized that the Advisor may benefit from the Reorganization. To the extent that the Acquiring Funds realize economies of scale, the Advisor may spend less in connection with fee waivers following the Reorganizations than it does today. The Board also noted, however, that the Advisor is not obligated to make any such waivers (beyond the contractual period) and that, in any event, the proposed Reorganizations are expected to provide benefits to shareholders.

     The Board did not assign specific weights to any or all of these factors, but it did consider all of them in determining, in its business judgment, to approve the Reorganizations and to recommend the approval by each Acquired Fund's shareholders.

DESCRIPTION OF SECURITIES TO BE ISSUED

     FAIF is registered with the SEC as an open-end management investment company. Fund shares entitle their holders to one vote per full share and fractional votes for fractional shares held. Each Acquiring Fund currently has Class A, Class C and Class Y shares outstanding. Each Acquired Fund currently has Class A and Class Y shares outstanding. If the Reorganization Plan is approved with respect to an Acquired Fund, each shareholder thereof will receive Acquiring Fund shares of the same class as their Acquired Fund shares and having a net asset value equal to the total net asset value of their Acquired Fund shares.

FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of an Acquired Fund's assets for shares of its corresponding Acquiring Fund and the Acquiring Fund's assumption of that Acquired Fund's liabilities, and the subsequent distribution of those shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. FAIF will receive a tax opinion from Dorsey & Whitney LLP substantially to the effect that, with respect to each
Reorganization:

     (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund each will qualify as a party to the Reorganization under Section 368(b) of the Code;

     (2) Acquired Fund shareholders will recognize no income, gain or loss upon receipt, pursuant to the Reorganization, of shares of the Acquiring Fund. Acquired Fund shareholders subject to taxation will recognize income upon receipt of any net investment income not constituting exempt interest dividends or any net capital gains of the Acquired Fund which are distributed by the Acquired Fund prior to the Effective Time;

     (3) the tax basis of Acquiring Fund shares received by each Acquired Fund shareholder pursuant to the Reorganization will be equal to the tax basis of Acquired Fund shares exchanged therefor;

     (4) the holding period of Acquiring Fund shares received by each Acquired Fund shareholder pursuant to the Reorganization will include the period during which each Acquired Fund shareholder held Acquired Fund shares exchanged therefor, provided that the Acquired Fund shares were held as a capital asset at the Effective Time;

     (5) the Acquired Fund will recognize no income, gain or loss by reason of the Reorganization;

     (6) the Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization;

     (7) the tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time;

     (8) the holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund; and

     (9) the Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time.

     The tax opinion will state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     An Acquiring Fund's utilization after a Reorganization of (1) carryovers of pre-Reorganization capital losses realized by its corresponding Acquired Fund and (2) capital losses it realizes after the Reorganization that are attributable to that Acquired Fund's built-in unrealized capital losses as of the Effective Time will be subject to limitation under the Code. In addition, the ability of certain Acquiring Funds to use a corresponding Acquired Fund's capital loss carryovers within the succeeding five years may be limited to the Acquiring Fund's net asset value at the time of the reorganization multiplied by the long-term tax exempt rate.

     Acquired Fund shareholders should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

CAPITALIZATION

     The following tables set forth the capitalization of each Acquired Fund and the corresponding Acquiring Fund, and the capitalization of the combined Acquiring Fund on a pro forma basis, as of June 30, 2008, giving effect to the proposed acquisition of assets of the Acquired Fund at its then current net asset value.

            CAPITALIZATION OF CALIFORNIA INTERMEDIATE TAX FREE FUND,
           CALIFORNIA TAX FREE FUND AND UNAUDITED PRO FORMA COMBINED
                            CALIFORNIA TAX FREE FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                        CALIFORNIA                      PRO FORMA -
                       INTERMEDIATE   CALIFORNIA TAX     CALIFORNIA
                      TAX FREE FUND      FREE FUND     TAX FREE FUND
                      -------------   --------------   -------------
     NET ASSETS
      Class A            $ 4,463          $12,076         $ 16,539
      Class C                N/A          $ 2,480         $  2,480
      Class Y            $52,924          $30,485         $ 83,409
       TOTAL             $57,387          $45,041         $102,428
 SHARES OUTSTANDING
      Class A                447            1,128            1,545
      Class C                N/A              231              231
      Class Y              5,284            2,847            7,789
NET ASSET VALUE PER
       SHARE
      Class A            $  9.99          $ 10.71         $  10.71
      Class C                N/A          $ 10.72         $  10.72
      Class Y            $ 10.02          $ 10.71         $  10.71

             CAPITALIZATION OF COLORADO INTERMEDIATE TAX FREE FUND,
 COLORADO TAX FREE FUND AND UNAUDITED PRO FORMA COMBINED COLORADO TAX FREE FUND
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                         COLORADO                       PRO FORMA -
                       INTERMEDIATE    COLORADO TAX       COLORADO
                      TAX FREE FUND      FREE FUND     TAX FREE FUND
                      -------------   --------------   -------------
     NET ASSETS
      Class A            $ 6,199          $ 5,815         $12,014
      Class C                N/A          $ 2,859         $ 2,859
      Class Y            $43,933          $15,889         $59,822
       TOTAL             $50,132          $24,563         $74,695

SHARES OUTSTANDING
      Class A                609              566           1,169
      Class C                N/A              279             279
      Class Y              4,324            1,543           5,812
NET ASSET VALUE PER
   SHARE
      Class A            $ 10.19          $ 10.28         $ 10.28
      Class C                N/A          $ 10.26         $ 10.26
      Class Y            $ 10.16          $ 10.29         $ 10.29

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  (EXCERPTED FROM THE FUNDS' ANNUAL REPORTS FOR THE FISCAL YEAR ENDED JUNE 30,
                                      2008)

California Intermediate Tax Free Fund

Investment Objective: providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital

HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED JUNE 30, 2008?

The First American California Intermediate Tax Free Fund (the "fund"), Class Y shares, returned 3.33% for the fiscal year ended June 30, 2008 (Class A shares returned 3.20%, without taking the sales charge into account, for the same period). By comparison, the fund's benchmark, the Lehman 7-Year Municipal Bond Index*, returned 5.60%. Performance for the fund's peer group, the Lipper California Intermediate Municipal Debt Funds Average, was 2.59%.

WHAT WERE THE GENERAL MUNICIPAL MARKET CONDITIONS DURING THE FISCAL YEAR?

The municipal market endured one of its more tumultuous years ever as fallout from the housing debacle rocked market participants. Deterioration within their relatively new mortgage-backed book of business ultimately led to downgrades for several of the major monoline municipal bond insurers. The impaired credit quality and loss of confidence in many of the insurers affected much of the municipal market (use of insurance had become so pervasive that in recent years close to 50% of all new issuance came to market with an insurance wrap). The market was buffeted by irregular bouts of volatility and selling pressure as a number of accounts unwound positions. For example, tax-exempt money funds were forced to exit insured holdings en masse due to minimum ratings and liquidity requirements. To reduce debt, many municipal market investors were pressured to sell longer-maturity bonds when the floating-rate component of their borrowing programs was no longer money-fund eligible (the municipal market had in recent years developed its own form of "carry" trade, in which investors borrow in the short-term money markets and invest in longer maturities, trying to take advantage of the relative steepness of the municipal yield curve in comparison to other fixed-income markets).

Credit spreads (i.e., the differences in yield between higher- and lower-quality debt) were the first to widen as the market anticipated that lower-quality debt would struggle in a slowing economy. Ultimately, however, the insurer debacle cut an even wider swath through the market. Many insured bonds now trade solely based on the creditworthiness of underlying obligors with little or no value attributed to the insurance wrap. Not surprisingly, in this environment natural standalone (i.e., without an insurance wrap) AAA- and AA-rated bonds were generally the best performers for the year.

The municipal yield curve steepened over the past 12 months as yields on shorter maturities fell while longer maturity yields rose slightly. In terms of total return, intermediate maturities generally produced the best returns and longer-maturity bonds were the weakest-performing part of the curve. Although the overall municipal market started to regain its bearings near the end of the fiscal year, high-grade bonds still finished at yields of more than 90% (and in some cases more than 100%) of comparable-maturity Treasuries, which typically indicates that the high-grade bonds represent good value relative to Treasuries.

HOW DID MARKET CONDITIONS AND INVESTMENT STRATEGIES AFFECT THE FUND'S
PERFORMANCE?

Reflecting the trends in the broader market, the fund's holdings in lower-grade securities underperformed for the fiscal year. The best-performing bonds in the fund were generally the natural high-grades (AAA- and AA-rated bonds), which were not affected by the insurer debacle, and shorter intermediate maturities, which benefited from the flattening yield curve over the course of the year. The fund's holdings in lower-grade securities were generally short in maturity and somewhat less volatile in nature, and therefore were not a major detriment to performance. Although the fund's duration (a measure of its sensitivity to interest-rate movements) was somewhat longer than the benchmark's for most of the fiscal year, the fund posted solid total return numbers relative to its peer group.

WHAT STRATEGIC MOVES WERE MADE BY THE FUND AND WHY?

The fund's duration was slightly longer than the benchmark duration most of the past year, due in part to the relatively steeper slope of the California yield curve. Given the turmoil in the marketplace and the resultant supply pressures, the fund added to weightings in a variety of issuers and sectors (such as healthcare and education) at wider credit spreads - and, therefore, lower prices
- than have been available for a number of years. Since we anticipate the shape of the municipal yield curve to flatten over time, we focused many purchases in the 10- to 15-plus-year range and reallocated out of shorter-maturity ranges while keeping duration constant by adjusting the fund's cash reserves.

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

PORTFOLIO ALLOCATION AS OF JUNE 30, 2008(1) (% OF NET ASSETS)

Revenue Bonds(3)                        69.8%
General Obligations(3)                  19.4
Certificates of Participation(3)         3.6
Short-Term Investment                    6.1
Other Assets and Liabilities, Net(4)     1.1
                                       -----
                                       100.0%
                                       =====

BOND CREDIT QUALITY DISTRIBUTION AS OF JUNE 30, 2008(2) (% OF MARKET VALUE)

AAA                                      7.0%
AA                                      23.0
A                                       45.0
BBB                                     22.9
BB                                       0.8
Non-Rated                                1.3
                                       -----
                                       100.0%
                                       =====

(1) Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

(2) Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

(3) These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Schedule of Investments. As of June 30, 2008, 7.4% of the fund's net assets were pre-refunded and escrowed to maturity issues.

(4) Investments typically comprise substantially all of the fund's net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

ANNUAL PERFORMANCE(1,2) AS OF JUNE 30, 2008

                                                   1 YEAR   5 YEARS   10 YEARS
                                                   ------   -------   --------
AVERAGE ANNUAL RETURN WITH SALES CHARGE (POP)
Class A                                             0.90%    2.33%      3.93%
AVERAGE ANNUAL RETURN WITHOUT SALES CHARGE (NAV)
Class A                                             3.20%    2.80%      4.17%
Class Y                                             3.33%    2.95%      4.28%
Lehman 7-Year Municipal Bond Index(3)               5.60%    3.24%      4.80%

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) TOTAL RETURNS AT NET ASSET VALUE ("NAV") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED WITHOUT INCLUDING THE FUND'S MAXIMUM SALES CHARGE AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 2.25% FOR CLASS A SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THE RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

     AS OF THE MOST RECENT PROSPECTUS, THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO FOR CLASS A AND CLASS Y SHARES WAS 1.25% AND 1.00%, RESPECTIVELY. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE OTHER FUND EXPENSES THROUGH AT LEAST JUNE 30, 2009 SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A AND CLASS Y SHARES DO NOT EXCEED 0.70% AND 0.70%, RESPECTIVELY. THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME AFTER JUNE 30, 2009, AT THE DISCRETION OF THE ADVISOR. PRIOR TO THAT TIME, SUCH WAIVERS AND REIMBURSEMENTS MAY NOT BE TERMINATED WITHOUT THE APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

VALUE OF $10,000 INVESTMENT(1,2,4) AS OF JUNE 30, 2008

California Intermediate Tax Free Fund, Class A (NAV)   $15,039
California Intermediate Tax Free Fund, Class A (POP)   $14,704
Lehman 7-Year Municipal Bond Index(3)                  $15,986

The chart at right illustrates the total value of an assumed $10,000 investment in the fund's Class A shares (from 6/30/1998 to 6/30/2008) as compared to the Lehman 7-Year Municipal Bond Index(3)

                              (PERFORMANCE GRAPH)

(2) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

     A portion of the fund's income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(4) Performance for Class Y shares is not presented. Performance for this class will vary due to a different expense structure.

California Tax Free Fund

Investment Objective: providing maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk

HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED JUNE 30, 2008?

The First American California Tax Free Fund (the "fund"), Class Y shares, returned 2.28% for the fiscal year ended June 30, 2008 (Class A shares returned 2.11%, without taking the sales charge into account, for the same period). By comparison, the fund's benchmark, the Lehman Municipal Bond Index*, returned 3.23%. Performance for the fund's peer group, the Lipper California Municipal Debt Funds Average, was -0.54%.

WHAT WERE THE GENERAL MUNICIPAL MARKET CONDITIONS DURING THE FISCAL YEAR?

The municipal market endured one of its more tumultuous years ever as fallout from the housing debacle rocked market participants. Deterioration within their relatively new mortgage-backed book of business ultimately led to downgrades for several of the major monoline municipal bond insurers. The impaired credit quality and loss of confidence in many of the insurers affected much of the municipal market (use of insurance had become so pervasive that in recent years close to 50% of all new issuance came to market with an insurance wrap). The market was buffeted by irregular bouts of volatility and selling pressure as a number of accounts unwound positions. For example, tax-exempt money funds were forced to exit insured holdings en masse due to minimum ratings and liquidity requirements. To reduce debt, many municipal market investors were pressured to sell longer-maturity bonds when the floating-rate component of their borrowing programs was no longer money-fund eligible (the municipal market had in recent years developed its own form of "carry" trade, in which investors borrow in the short-term money markets and invest in longer maturities, trying to take advantage of the relative steepness of the municipal yield curve in comparison to other fixed-income markets).

Credit spreads (i.e., the differences in yield between higher- and lower-quality debt) were the first to widen as the market anticipated that lower-quality debt would struggle in a slowing economy. Ultimately, however, the insurer debacle cut an even wider swath through the market. Many insured bonds now trade solely based on the creditworthiness of underlying obligors with little or no value attributed to the insurance wrap. Not surprisingly, in this environment natural standalone (i.e., without an insurance wrap) AAA- and AA-rated bonds were generally the best performers for the year.

The municipal yield curve steepened over the past 12 months as yields on shorter maturities fell while longer maturity yields rose slightly. In terms of total return, intermediate maturities generally produced the best returns and longer-maturity bonds were the weakest-performing part of the curve. Although the overall municipal market started to regain its bearings near the end of the fiscal year, high-grade bonds still finished at yields of more than 90% (and in some cases more than 100%) of comparable-maturity Treasuries, which typically indicates that the high-grade bonds represent good value relative to Treasuries.

HOW DID MARKET CONDITIONS AND INVESTMENT STRATEGIES AFFECT THE FUND'S
PERFORMANCE?

Reflecting the trends in the broader market, the fund's holdings in lower-grade securities generally had a negative effect on performance. The best-performing bonds in the fund from a quality standpoint were generally the natural high-grades (AAA- and AA-rated bonds) not affected by either the insurer debacle or the general widening in yield in lower-grade bonds. The fund also benefited from not having a high weighting in lower-grade land-based "dirt" bonds (issued to back new construction projects). The fund's allocations to intermediate-maturity bonds also helped performance due to the flattening yield curve and general underperformance of long-maturity (10 years or more) bonds for the year.

WHAT STRATEGIC MOVES WERE MADE BY THE FUND AND WHY?

The fund did slightly increase its duration (i.e., sensitivity to interest-rate movements) over the past few months as yields increased to historically high levels relative to comparable-maturity Treasuries. Since we anticipate the shape of the municipal yield curve to flatten over time, we reduced some of the weighting in intermediate maturities in favor of longer bonds. Given the turmoil throughout the year and the resultant supply pressures, the fund added to weightings in a variety of issuers and sectors (such as healthcare and education) at wider credit spreads - and, therefore, lower prices - than have been available for a number of years.

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

PORTFOLIO ALLOCATION AS OF JUNE 30, 2008(1) (% OF NET ASSETS)

Revenue Bonds(3)                        67.6%
General Obligations(3)                  24.3
Certificates of Participation(3)         4.6
Short-Term Investment                    2.6
Other Assets and Liabilities, Net(4)     0.9
                                       -----
                                       100.0%
                                       =====

BOND CREDIT QUALITY DISTRIBUTION AS OF JUNE 30, 2008(2) (% OF MARKET VALUE)

AAA                                     16.8%
AA                                      21.4
A                                       42.0
BBB                                     17.8
Non-Rated                                2.0
                                       -----
                                       100.0%
                                       =====

(1) Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

(2) Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

(3) These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Schedule of Investments. As of June 30, 2008, 12.1% of the fund's net assets were pre-refunded and escrowed to maturity issues.

(4) Investments typically comprise substantially all of the fund's net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

ANNUAL PERFORMANCE(1,2) AS OF JUNE 30, 2008

                                                                        SINCE
                                                                      INCEPTION
                                                   1 YEAR   5 YEARS   2/01/2000
                                                   ------   -------   ---------
AVERAGE ANNUAL RETURN WITH SALES CHARGE (POP)
Class A                                            (2.25)%   2.22%      5.09%
Class C                                             0.64%    2.68%      5.21%
AVERAGE ANNUAL RETURN WITHOUT SALES CHARGE (NAV)
Class A                                             2.11%    3.11%      5.62%
Class C                                             1.61%    2.68%      5.21%
Class Y                                             2.28%    3.35%      5.87%
Lehman Municipal Bond Index(3)                      3.23%    3.52%      5.71%

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) TOTAL RETURNS AT NET ASSET VALUE ("NAV") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED WITHOUT INCLUDING THE FUND'S MAXIMUM SALES CHARGE AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 4.25% FOR CLASS A SHARES AND THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS C SHARES FOR THE RELEVANT PERIOD. MAXIMUM CDSC IS 1.00% FOR CLASS C SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THE RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

     AS OF THE MOST RECENT PROSPECTUS, THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO FOR CLASS A, CLASS C, AND CLASS Y SHARES WAS 1.46%, 1.98%, AND 1.21%, RESPECTIVELY. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE OTHER FUND EXPENSES THROUGH AT LEAST JUNE 30, 2009 SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A, CLASS C, AND CLASS Y SHARES DO NOT EXCEED 0.65%, 1.15%, AND 0.50%, RESPECTIVELY. THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME AFTER JUNE 30, 2009, AT THE DISCRETION OF THE ADVISOR. PRIOR TO THAT TIME, SUCH WAIVERS AND REIMBURSEMENTS MAY NOT BE TERMINATED WITHOUT THE APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

VALUE OF $10,000 INVESTMENT(1,2,4) AS OF JUNE 30, 2008

California Tax Free Fund, Class A (NAV)   $15,845
California Tax Free Fund, Class A (POP)   $15,177
Lehman Municipal Bond Index(3)            $15,955

The chart at right illustrates the total value of an assumed $10,000 investment in the fund's Class A shares (from 2/1/2000 to 6/30/2008) as compared to the Lehman Municipal Bond Index(3).

                              (PERFORMANCE GRAPH)

(2) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

     A portion of the fund's income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) Performance for Class C and Class Y shares is not presented. Performance for these classes will vary due to different expense structures.

Colorado Intermediate Tax Free Fund

Investment Objective: providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital

HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED JUNE 30, 2008?

The First American Colorado Intermediate Tax Free Fund (the "fund"), Class Y shares, returned 3.20% for the fiscal year ended June 30, 2008 (Class A shares returned 3.04%, without taking the sales charge into account, for the same period). By comparison, the fund's benchmark, the Lehman 7-Year Municipal Bond Index*, returned 5.60%. Performance for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, was 3.02%.

WHAT WERE THE GENERAL MUNICIPAL MARKET CONDITIONS DURING THE FISCAL YEAR?

The municipal market endured one of its more tumultuous years ever as fallout from the housing debacle rocked market participants. Deterioration within their relatively new mortgage-backed book of business ultimately led to downgrades for several of the major monoline municipal bond insurers. The impaired credit quality and loss of confidence in many of the insurers affected much of the municipal market (use of insurance had become so pervasive that in recent years close to 50% of all new issuance came to market with an insurance wrap). The market was buffeted by irregular bouts of volatility and selling pressure as a number of accounts unwound positions. For example, tax-exempt money funds were forced to exit insured holdings en masse due to minimum ratings and liquidity requirements. To reduce debt, many municipal market investors were pressured to sell longer-maturity bonds when the floating-rate component of their borrowing programs was no longer money-fund eligible (the municipal market had in recent years developed its own form of "carry" trade, in which investors borrow in the short-term money markets and invest in longer maturities, trying to take advantage of the relative steepness of the municipal yield curve in comparison to other fixed-income markets).

Credit spreads (i.e., the differences in yield between higher- and lower-quality debt) were the first to widen as the market anticipated that lower-quality debt would struggle in a slowing economy. Ultimately, however, the insurer debacle cut an even wider swath through the market. Many insured bonds now trade solely based on the creditworthiness of underlying obligors with little or no value attributed to the insurance wrap. Not surprisingly, in this environment natural standalone (i.e., without an insurance wrap) AAA- and AA-rated bonds were generally the best performers for the year.

The municipal yield curve steepened over the past 12 months as yields on shorter maturities fell while longer maturity yields rose slightly. In terms of total return, intermediate maturities generally produced the best returns and longer-maturity bonds were the weakest-performing part of the curve. Although the overall municipal market started to regain its bearings near the end of the fiscal year, high-grade bonds still finished at yields of more than 90% (and in some cases more than 100%) of comparable-maturity Treasuries, which typically indicates that the high-grade bonds represent good value relative to Treasuries.

HOW DID MARKET CONDITIONS AND INVESTMENT STRATEGIES AFFECT THE FUND'S
PERFORMANCE?

Reflecting the trends in the broader market, the fund's holdings in lower-grade securities generally had a negative effect on performance. The best-performing bonds in the fund from a quality standpoint were generally the natural high-grades (AAA- and AA-rated) not affected by either the insurer debacle or the general widening in yield in lower-grade bonds. Although the fund did hold meaningful positions in mid to lower-grade securities, which generally underperformed for the year, the fund's performance improved over the first half of 2008 as credit spreads - and the performance of lower-rated securities - showed signs of stabilizing while the market focus increasingly shifted toward the insurer crisis. The entire year, while tumultuous, produced many relative value opportunities from both a trading and credit perspective that helped bolster the fund's performance.

WHAT STRATEGIC MOVES WERE MADE BY THE FUND AND WHY?

Since we anticipate the shape of the municipal yield curve to flatten over time, we focused many purchases in the 10- to 15-plus-year range and reallocated out of shorter maturity ranges while keeping duration (i.e., the fund's sensitivity to interest-rate movements) constant by adjusting the fund's cash reserves. Given the turmoil throughout the year and the resultant supply pressures, the fund added to weightings in a variety of issuers and revenue bond sectors (comprised of bonds that are backed by the revenue of specific projects) at wider credit spreads - and, therefore, lower prices - than have been available for a number of years. On a security-specific basis, the fund also sold a number of positions where we anticipated credit stress was not fully reflected in realized prices.

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

PORTFOLIO ALLOCATION AS OF JUNE 30, 2008(1) (% OF NET ASSETS)

Revenue Bonds(3)                        76.2%
General Obligations(3)                  19.5
Certificates of Participation(3)         3.1
Short-Term Investment                    1.8
Other Assets and Liabilities, Net(4)    (0.6)
                                       -----
                                       100.0%
                                       =====

BOND CREDIT QUALITY DISTRIBUTION AS OF JUNE 30, 2008(2) (% OF MARKET VALUE)

AAA                                     14.2%
AA                                      26.6
A                                       28.8
BBB                                     20.1
Non-Rated                               10.3
                                       -----
                                       100.0%
                                       =====

(1) Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

(2) Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

(3) These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of June 30, 2008, 19.0% of the fund's net assets were pre-refunded and escrowed to maturity issues.

(4) Investments typically comprise substantially all of the fund's net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

ANNUAL PERFORMANCE(1,2) AS OF JUNE 30, 2008

                                                   1 YEAR   5 YEARS   10 YEARS
                                                   ------   -------   --------
AVERAGE ANNUAL RETURN WITH SALES CHARGE (POP)
Class A                                             0.70%    2.12%      3.77%
AVERAGE ANNUAL RETURN WITHOUT SALES CHARGE (NAV)
Class A                                             3.04%    2.59%      4.01%
Class Y                                             3.20%    2.73%      4.10%
Lehman 7-Year Municipal Bond Index(3)               5.60%    3.24%      4.80%

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) TOTAL RETURNS AT NET ASSET VALUE ("NAV") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED WITHOUT INCLUDING THE FUND'S MAXIMUM SALES CHARGE AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 2.25% FOR CLASS A SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THE RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

     AS OF THE MOST RECENT PROSPECTUS, THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO FOR CLASS A AND CLASS Y SHARES WAS 1.36% AND 1.11%, RESPECTIVELY. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE OTHER FUND EXPENSES THROUGH AT LEAST JUNE 30, 2009 SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A AND CLASS Y SHARES DO NOT EXCEED 0.85% AND 0.70%, RESPECTIVELY. THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME AFTER JUNE 30, 2009, AT THE DISCRETION OF THE ADVISOR. PRIOR TO THAT TIME, SUCH WAIVERS AND REIMBURSEMENTS MAY NOT BE TERMINATED WITHOUT THE APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

VALUE OF $10,000 INVESTMENT(1,2,4) AS OF JUNE 30, 2008

Colorado Intermediate Tax Free Fund, Class A (NAV)   $14,811
Colorado Intermediate Tax Free Fund, Class A (POP)   $14,472
Lehman 7-Year Municipal Bond Index(3)                $15,986

The chart at right illustrates the total value of an assumed $10,000 investment in the fund's Class A shares (from 6/30/1998 to 6/30/2008) as compared to the Lehman 7-Year Municipal Bond Index(3).

                              (PERFORMANCE GRAPH)

(2) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

     A portion of the fund's income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.

(4) Performance for Class Y shares is not presented. Performance for this class will vary due to a different expense structure.

Colorado Tax Free Fund

Investment Objective: providing maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk

HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED JUNE 30, 2008?

The First American Colorado Tax Free Fund (the "fund"), Class Y shares, returned 1.67% for the fiscal year ended June 30, 2008 (Class A shares returned 1.52%, without taking the sales charge into account, for the same period). By comparison, the fund's benchmark, the Lehman Municipal Bond Index*, returned 3.23%. Performance for the fund's peer group, the Lipper Colorado Municipal Debt Funds Average, was 1.12%.

WHAT WERE THE GENERAL MUNICIPAL MARKET CONDITIONS DURING THE FISCAL YEAR?

The municipal market endured one of its more tumultuous years ever as fallout from the housing debacle rocked market participants. Deterioration within their relatively new mortgage-backed book of business ultimately led to downgrades for several of the major monoline municipal bond insurers. The impaired credit quality and loss of confidence in many of the insurers affected much of the municipal market (use of insurance had become so pervasive that in recent years close to 50% of all new issuance came to market with an insurance wrap). The market was buffeted by irregular bouts of volatility and selling pressure as a number of accounts unwound positions. For example, tax-exempt money funds were forced to exit insured holdings en masse due to minimum ratings and liquidity requirements. To reduce debt, many municipal market investors were pressured to sell longer-maturity bonds when the floating-rate component of their borrowing programs was no longer money-fund eligible (the municipal market had in recent years developed its own form of "carry" trade, in which investors borrow in the short-term money markets and invest in longer maturities, trying to take advantage of the relative steepness of the municipal yield curve in comparison to other fixed-income markets).

Credit spreads (i.e., the differences in yield between higher- and lower-quality debt) were the first to widen as the market anticipated that lower-quality debt would struggle in a slowing economy. Ultimately, however, the insurer debacle cut an even wider swath through the market. Many insured bonds now trade solely based on the creditworthiness of underlying obligors with little or no value attributed to the insurance wrap. Not surprisingly, in this environment natural standalone (i.e., without an insurance wrap) AAA- and AA-rated bonds were generally the best performers for the year.

The municipal yield curve steepened over the past 12 months as yields on shorter maturities fell while longer maturity yields rose slightly. In terms of total return, intermediate maturities generally produced the best returns and longer-maturity bonds were the weakest-performing part of the curve. Although the overall municipal market started to regain its bearings near the end of the fiscal year, high-grade bonds still finished at yields of more than 90% (and in some cases more than 100%) of comparable-maturity Treasuries, which typically indicates that the high-grade bonds represent good value relative to Treasuries.

HOW DID MARKET CONDITIONS AND INVESTMENT STRATEGIES AFFECT THE FUND'S
PERFORMANCE?

Reflecting the trends in the broader market, the fund's positions in mid to lower-grade securities underperformed for the 12-month period. The best-performing bonds in the fund from a quality standpoint were generally the natural high-grades (AAA and AA-rated bonds) not affected by either the insurer debacle or the general widening of credit spreads in lower-grade bonds. The fund's relative performance improved markedly over the first half of 2008, when credit spreads - and the performance of lower-rated securities - showed signs of stabilizing as the market's focus shifted toward the insurer debacle. The entire year, while tumultuous, produced many relative value opportunities from both a trading and credit perspective that helped bolster the fund's performance.

WHAT STRATEGIC MOVES WERE MADE BY THE FUND AND WHY?

The fund did slightly increase its duration over the past few months as yields increased to historically high levels relative to comparable-maturity Treasuries. Given the high level of turmoil throughout the year and the resultant supply pressures, the fund added to weightings in a variety of issuers and revenue bond sectors (comprised of bonds that are backed by the revenue of specific projects) at wider credit spreads - and therefore lower prices - than have been available for a number of years. On a security-specific basis, the fund also sold a number of positions where we anticipated credit stress was not fully reflected in realized prices.

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

PORTFOLIO ALLOCATION AS OF JUNE 30, 2008(1) (% OF NET ASSETS)

Revenue Bonds(3)                        76.8%
General Obligations(3)                  10.0
Certificates of Participation(3)         7.2
Short-Term Investment                    7.5
Other Assets and Liabilities, Net(4)    (1.5)
                                       -----
                                       100.0%
                                       =====

BOND CREDIT QUALITY DISTRIBUTION AS OF JUNE 30, 2008(2) (% OF MARKET VALUE)

AAA                                     13.1%
AA                                      18.6
A                                       34.5
BBB                                     26.3
Non-Rated                                7.5
                                       -----
                                       100.0%
                                       =====

(1) Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

(2) Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

(3) These securities may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of June 30, 2008, 17.4% of the fund's net assets were pre-refunded and escrowed to maturity issues.

(4) Investments typically comprise substantially all of the fund's net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

ANNUAL PERFORMANCE(1,2) AS OF JUNE 30, 2008

                                                                        SINCE
                                                                      INCEPTION
                                                   1 YEAR   5 YEARS   2/01/2000
                                                   ------   -------   ---------
AVERAGE ANNUAL RETURN WITH SALES CHARGE (POP)
Class A                                            (2.78)%   2.02%      5.03%
Class C                                             0.15%    2.50%      5.16%
AVERAGE ANNUAL RETURN WITHOUT SALES CHARGE (NAV)
Class A                                             1.52%    2.91%      5.57%
Class C                                             1.12%    2.50%      5.16%
Class Y                                             1.67%    3.14%      5.84%
Lehman Municipal Bond Index(3)                      3.23%    3.52%      5.71%

THE PERFORMANCE DATA QUOTED ON THIS PAGE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.677.FUND.

(1) TOTAL RETURNS AT NET ASSET VALUE ("NAV") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED WITHOUT INCLUDING THE FUND'S MAXIMUM SALES CHARGE AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     TOTAL RETURNS AT PUBLIC OFFERING PRICE ("POP") REFLECT PERFORMANCE OVER THE TIME PERIOD INDICATED INCLUDING MAXIMUM SALES CHARGES OF 4.25% FOR CLASS A SHARES AND THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS C SHARES FOR THE RELEVANT PERIOD. MAXIMUM CDSC IS 1.00% FOR CLASS C SHARES. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AT NAV.

     INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THE RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

     AS OF THE MOST RECENT PROSPECTUS, THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO (INCLUDING ACQUIRED FUND FEES AND EXPENSES) FOR CLASS A, CLASS C, AND CLASS Y SHARES WAS 1.76%, 2.25%, AND 1.51%, RESPECTIVELY. THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE OTHER FUND EXPENSES THROUGH AT LEAST JUNE 30, 2009 SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS AND EXCLUDING ACQUIRED FUND FEES AND EXPENSES) FOR CLASS A, CLASS C, AND CLASS Y SHARES DO NOT EXCEED 0.75%, 1.15%, AND 0.50%, RESPECTIVELY. THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME AFTER JUNE 30, 2009, AT THE DISCRETION OF THE ADVISOR. PRIOR TO THAT TIME, SUCH WAIVERS AND REIMBURSEMENTS MAY NOT BE TERMINATED WITHOUT THE APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

VALUE OF $10,000 INVESTMENT (1,2,4) AS OF JUNE 30, 2008

Colorado Tax Free Fund, Class A (NAV)   $15,780
Colorado Tax Free Fund, Class A (POP)   $15,115
Lehman Municipal Bond Index(3)          $15,955

The chart at right illustrates the total value of an assumed $10,000 investment in the fund's Class A shares (from 2/01/2000 to 6/30/2008) as compared to the Lehman Municipal Bond Index(3).

                              (PERFORMANCE GRAPH)

(2) Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

     A portion of the fund's income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

(3) An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

(4) Performance for Class C and Class Y shares is not presented. Performance for these classes will vary due to different expense structures.

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables set forth below are intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial results for a single Fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

     The information below has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

California Intermediate Tax Free Fund

                                                         Fiscal year
                                                            ended
                                                          June 30,           Fiscal period      Fiscal year ended September 30,
                                                     ------------------          ended         --------------------------------
CLASS A SHARES                                        2008        2007     June 30, 2006(1)     2005         2004         2003
--------------                                       ------      ------    ----------------    ------       ------       ------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $10.07      $10.11         $10.35         $10.55       $10.64       $10.80
                                                     ------      ------         ------         ------       ------       ------
Investment Operations:
   Net Investment Income                               0.38        0.38           0.28           0.39         0.40         0.41
   Realized and Unrealized Gains (Losses) on
      Investments                                     (0.06)       0.01          (0.20)         (0.13)       (0.05)       (0.14)
                                                     ------      ------         ------         ------       ------       ------
   Total From Investment Operations                    0.32        0.39           0.08           0.26         0.35         0.27
                                                     ------      ------         ------         ------       ------       ------
Less Distributions:
   Dividends (from net investment income)             (0.39)      (0.38)         (0.29)         (0.39)       (0.41)       (0.41)
   Distributions (from net realized gains)            (0.01)      (0.05)         (0.03)         (0.07)       (0.03)       (0.02)
                                                     ------      ------         ------         ------       ------       ------
   Total Distributions                                (0.40)      (0.43)         (0.32)         (0.46)       (0.44)       (0.43)
                                                     ------      ------         ------         ------       ------       ------
Net Asset Value, End of Period                       $ 9.99      $10.07         $10.11         $10.35       $10.55       $10.64
                                                     ======      ======         ======         ======       ======       ======
Total Return(2)                                        3.20%       3.86%          0.78%          2.51%        3.36%        2.58%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $4,463      $6,226         $3,441         $3,946       $3,381       $4,262
Ratio of Expenses to Average Net Assets                0.73%       0.85%          0.85%          0.85%        0.85%        0.85%
Ratio of Net Investment Income to Average Net
   Assets                                              3.83%       3.66%          3.73%          3.71%        3.78%        3.86%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                                 1.27%       1.25%          1.22%          1.10%        1.06%        1.06%
Ratio of Net Investment Income to Average Net
   Assets (excluding waivers)                          3.29%       3.26%          3.36%          3.46%        3.57%        3.65%
Portfolio Turnover Rate                                  25%         20%            21%            29%          20%          17%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                            Fiscal year        Fiscal period      Fiscal year ended September 30,
                                                               ended               ended          -------------------------------
CLASS Y SHARES                                    2008     June 30, 2007     June 30, 2006(1)       2005        2004        2003
--------------                                  -------    -------------     ----------------     -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period            $ 10.09       $ 10.13             $ 10.37         $ 10.57     $ 10.66     $ 10.81
                                                -------       -------             -------         -------     -------     -------
Investment Operations:
   Net Investment Income                           0.39          0.39                0.30            0.40        0.41        0.43
   Realized and Unrealized Gains (Losses) on
      Investments                                 (0.06)         0.01               (0.21)          (0.13)      (0.05)      (0.14)
                                                -------       -------             -------         -------     -------     -------
   Total From Investment Operations                0.33          0.40                0.09            0.27        0.36        0.29
                                                -------       -------             -------         -------     -------     -------
Less Distributions:
   Dividends (from net investment income)         (0.39)        (0.39)              (0.30)          (0.40)      (0.42)      (0.42)
   Distributions (from net realized gains)        (0.01)        (0.05)              (0.03)          (0.07)      (0.03)      (0.02)
                                                -------       -------             -------         -------     -------     -------
   Total Distributions                            (0.40)        (0.44)              (0.33)          (0.47)      (0.45)      (0.44)
                                                -------       -------             -------         -------     -------     -------
Net Asset Value, End of Period                  $ 10.02       $ 10.09             $ 10.13         $ 10.37     $ 10.57     $ 10.66
                                                =======       =======             =======         =======     =======     =======
Total Return(2)                                    3.33%         4.01%               0.88%           2.66%       3.51%       2.83%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $52,924       $52,966             $51,726         $49,292     $46,953     $44,600
Ratio of Expenses to Average Net Assets            0.70%         0.70%               0.70%           0.70%       0.70%       0.70%
Ratio of Net Investment Income to Average
   Net Assets                                      3.84%         3.82%               3.89%           3.86%       3.93%       4.02%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                             1.02%         1.00%               0.97%           0.85%       0.81%       0.81%
Ratio of Net Investment Income to Average
   Net Assets (excluding waivers)                  3.52%         3.52%               3.62%           3.71%       3.82%       3.91%
Portfolio Turnover Rate                              25%           20%                 21%             29%         20%         17%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)  Total return would have been lower had certain expenses not been waived.

California Tax Free Fund

                                                 Fiscal year
                                                    ended
                                                   June 30,               Fiscal period          Fiscal year ended September 30,
                                            ---------------------             ended            ----------------------------------
CLASS A SHARES                                2008          2007        June 30, 2006(1)         2005         2004          2003
--------------                              -------       -------       ----------------       -------       ------       -------
PER SHARE DATA
Net Asset Value, Beginning of Period        $ 10.98       $ 10.96            $ 11.24           $ 11.40       $11.40       $ 11.63
                                            -------       -------            -------           -------       ------       -------
Investment Operations:
   Net Investment Income                       0.46          0.45               0.33              0.44         0.46          0.47
   Realized and Unrealized Gains
      (Losses) on Investments                 (0.23)         0.06              (0.26)            (0.05)        0.08         (0.16)
                                            -------       -------            -------           -------       ------       -------
   Total From Investment Operations            0.23          0.51               0.07              0.39         0.54          0.31
                                            -------       -------            -------           -------       ------       -------
Less Distributions:
   Dividends (from net investment
      income)                                 (0.46)        (0.45)             (0.33)            (0.44)       (0.46)        (0.47)
   Distributions (from net realized
      gains)                                  (0.04)        (0.04)             (0.02)            (0.11)       (0.08)        (0.07)
                                            -------       -------            -------           -------       ------       -------
    Total Distributions                       (0.50)        (0.49)             (0.35)            (0.55)       (0.54)        (0.54)
                                            -------       -------            -------           -------       ------       -------
Net Asset Value, End of Period              $ 10.71       $ 10.98            $ 10.96           $ 11.24       $11.40       $ 11.40
                                            =======       =======            =======           =======       ======       =======
Total Return(2)                                2.11%         4.62%              0.63%             3.50%        4.93%         2.85%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)             $12,076       $11,375            $10,783           $11,888       $9,513       $11,143
Ratio of Expenses to Average Net
   Assets                                      0.67%         0.75%              0.75%             0.75%        0.75%         0.75%
Ratio of Net Investment Income to
   Average
   Net Assets                                  4.19%         4.00%              3.99%             3.88%        4.03%         4.16%
Ratio of Expenses to Average Net
   Assets (excluding waivers)                  1.46%         1.46%              1.34%             1.15%        1.09%         1.08%
Ratio of Net Investment Income to
   Average
   Net Assets (excluding waivers)              3.40%         3.29%              3.40%             3.48%        3.69%         3.83%
Portfolio Turnover Rate                          45%           36%                24%               14%          16%           20%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                  Fiscal year
                                                     ended
                                                    June 30,              Fiscal period         Fiscal year ended September 30,
                                              -------------------             ended            --------------------------------
CLASS C SHARES                                 2008         2007        June 30, 2006(1)        2005         2004         2003
--------------                                ------       ------       ----------------       ------       ------       ------
PER SHARE DATA
Net Asset Value, Beginning of Period          $10.99       $10.97            $11.25            $11.41       $11.41       $11.64
                                              ------       ------            ------            ------       ------       ------
Investment Operations:
   Net Investment Income                        0.40         0.41              0.30              0.40         0.41         0.43
   Realized and Unrealized Gains
      (Losses) on Investments                  (0.22)        0.05             (0.26)            (0.05)        0.09        (0.16)
                                              ------       ------            ------            ------       ------       ------
   Total From Investment Operations             0.18         0.46              0.04              0.35         0.50         0.27
                                              ------       ------            ------            ------       ------       ------
Less Distributions:
   Dividends (from net investment
      income)                                  (0.41)       (0.40)            (0.30)            (0.40)       (0.42)       (0.43)
   Distributions (from net realized
      gains)                                   (0.04)       (0.04)            (0.02)            (0.11)       (0.08)       (0.07)
                                              ------       ------            ------            ------       ------       ------
   Total Distributions                         (0.45)       (0.44)            (0.32)            (0.51)       (0.50)       (0.50)
                                              ------       ------            ------            ------       ------       ------
Net Asset Value, End of Period                $10.72       $10.99            $10.97            $11.25       $11.41       $11.41
                                              ======       ======            ======            ======       ======       ======
Total Return(2)                                 1.61%        4.17%             0.33%             3.11%        4.52%        2.45%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $2,480       $1,507            $3,592            $3,068       $1,294       $1,101
Ratio of Expenses to Average Net Assets         1.15%        1.15%             1.15%             1.15%        1.15%        1.15%
Ratio of Net Investment Income to
   Average Net Assets                           3.68%        3.60%             3.60%             3.47%        3.65%        3.75%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                          1.85%        1.98%             2.09%             1.90%        1.84%        1.83%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers)                                     2.98%        2.77%             2.66%             2.72%        2.96%        3.07%
Portfolio Turnover Rate                           45%          36%               24%               14%          16%          20%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                Fiscal year
                                                   ended
                                                  June 30,               Fiscal period          Fiscal year ended September 30,
                                           ---------------------             ended            -----------------------------------
CLASS Y SHARES                               2008          2007        June 30, 2006(1)         2005          2004          2003
--------------                             -------       -------       ----------------       -------       -------       -------
PER SHARE DATA
Net Asset Value, Beginning of Period       $ 10.98       $ 10.97            $ 11.25           $ 11.40       $ 11.40       $ 11.63
                                           -------       -------            -------           -------       -------       -------
Investment Operations:
   Net Investment Income                      0.48          0.47               0.35              0.47          0.48          0.49
   Realized and Unrealized Gains
      (Losses) on Investments                (0.23)         0.05              (0.26)            (0.04)         0.09         (0.15)
                                           -------       -------            -------           -------       -------       -------
 Total From Investment Operations             0.25          0.52               0.09              0.43          0.57          0.34
                                           -------       -------            -------           -------       -------       -------

Less Distributions:
   Dividends (from net investment
      income)                                (0.48)        (0.47)             (0.35)            (0.47)        (0.49)        (0.50)
   Distributions (from net realized
      gains)                                 (0.04)        (0.04)             (0.02)            (0.11)        (0.08)        (0.07)
                                           -------       -------            -------           -------       -------       -------
   Total Distributions                       (0.52)        (0.51)             (0.37)            (0.58)        (0.57)        (0.57)
                                           -------       -------            -------           -------       -------       -------
Net Asset Value, End of Period             $ 10.71       $ 10.98            $ 10.97           $ 11.25       $ 11.40       $ 11.40
                                           =======       =======            =======           =======       =======       =======
Total Return(2)                               2.28%         4.78%              0.82%             3.85%         5.19%         3.11%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $30,485       $24,835            $21,767           $19,556       $16,047       $15,243
Ratio of Expenses to Average Net
   Assets                                     0.50%         0.50%              0.50%             0.50%         0.50%         0.50%
Ratio of Net Investment Income to
   Average Net Assets                         4.36%         4.25%              4.24%             4.12%         4.29%         4.40%
Ratio of Expenses to Average Net
   Assets (excluding waivers)                 1.20%         1.21%              1.09%             0.90%         0.84%         0.83%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers)                                   3.66%         3.54%              3.65%             3.72%         3.95%         4.07%
Portfolio Turnover Rate                         45%           36%                24%               14%           16%           20%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)  Total return would have been lower had certain expenses not been waived.

Colorado Intermediate Tax Free Fund

                                                         Fiscal year
                                                            ended
                                                          June 30,           Fiscal period     Fiscal year ended September 30,
                                                     ------------------          ended         -------------------------------
CLASS A SHARES                                        2008        2007     June 30, 2006(1)      2005        2004        2003
--------------                                       ------      ------    ----------------    -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $10.33      $10.40         $10.74         $ 10.98     $ 11.08     $ 11.12
                                                     ------      ------         ------         -------     -------     -------
Investment Operations:
   Net Investment Income                               0.41        0.43           0.32            0.42        0.45        0.41
   Realized and Unrealized Gains (Losses) on
      Investments                                     (0.10)       0.01          (0.28)          (0.19)      (0.11)      (0.02)
                                                     ------      ------         ------         -------     -------     -------
   Total From Investment Operations                    0.31        0.44           0.04            0.23        0.34        0.39
                                                     ------      ------         ------         -------     -------     -------
Less Distributions:
   Dividends (from net investment income)             (0.40)      (0.43)         (0.32)          (0.43)      (0.44)      (0.43)
   Distributions (from net realized gains)            (0.05)      (0.08)         (0.06)          (0.04)         --          --
                                                     ------      ------         ------         -------     -------     -------
   Total Distributions                                (0.45)      (0.51)         (0.38)          (0.47)      (0.44)      (0.43)
                                                     ------      ------         ------         -------     -------     -------
Net Asset Value, End of Period                       $10.19      $10.33         $10.40         $ 10.74     $ 10.98     $ 11.08
                                                     ======      ======         ======         =======     =======     =======
Total Return(2)                                        3.04%       4.21%          0.37%           2.11%       3.12%       3.64%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $6,199      $6,783         $9,577         $13,426     $13,969     $22,555
Ratio of Expenses to Average Net Assets                0.85%       0.85%          0.85%           0.85%       0.85%       0.85%
Ratio of Net Investment Income to Average Net
   Assets                                              3.92%       3.99%          4.02%           3.85%       4.00%       3.79%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                                 1.33%       1.36%          1.27%           1.10%       1.06%       1.06%
Ratio of Net Investment Income to Average Net
   Assets (excluding waivers)                          3.44%       3.48%          3.60%           3.60%       3.79%       3.58%
Portfolio Turnover Rate                                  21%         35%            17%             20%          4%         14%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                         Fiscal year
                                                            ended
                                                          June 30,            Fiscal period     Fiscal year ended September 30,
                                                    --------------------          ended         -------------------------------
CLASS Y SHARES                                        2008         2007     June 30, 2006(1)      2005        2004        2003
--------------                                      -------      -------    ----------------    -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                $ 10.30      $ 10.38         $ 10.72        $ 10.95     $ 11.05     $ 11.10
                                                    -------      -------         -------        -------     -------     -------
Investment Operations:
   Net Investment Income                               0.42         0.43            0.33           0.43        0.46        0.43
   Realized and Unrealized Gains (Losses) on
      Investments                                     (0.09)        0.01           (0.28)         (0.18)      (0.11)      (0.03)
                                                    -------      -------         -------        -------     -------     -------
   Total From Investment Operations                    0.33         0.44            0.05           0.25        0.35        0.40
                                                    -------      -------         -------        -------     -------     -------
Less Distributions:
   Dividends (from net investment income)             (0.42)       (0.44)          (0.33)         (0.44)      (0.45)      (0.45)
   Distributions (from net realized gains)            (0.05)       (0.08)          (0.06)         (0.04)         --          --
                                                    -------      -------         -------        -------     -------     -------
   Total Distributions                                (0.47)       (0.52)          (0.39)         (0.48)      (0.45)      (0.45)
                                                    -------      -------         -------        -------     -------     -------
Net Asset Value, End of Period                      $ 10.16      $ 10.30         $ 10.38        $ 10.72     $ 10.95     $ 11.05
                                                    =======      =======         =======        =======     =======     =======
Total Return(2)                                        3.20%        4.28%           0.49%          2.36%       3.29%       3.71%

RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                     $43,933      $34,447         $32,661        $34,562     $37,748     $47,854
Ratio of Expenses to Average Net Assets                0.70%        0.70%           0.70%          0.70%       0.70%       0.70%
Ratio of Net Investment Income to Average Net
   Assets                                              4.05%        4.14%           4.18%          4.01%       4.15%       3.94%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                                 1.08%        1.11%           1.02%          0.85%       0.81%       0.81%
Ratio of Net Investment Income to Average Net
   Assets (excluding waivers)                          3.67%        3.73%           3.86%          3.86%       4.04%       3.83%
Portfolio Turnover Rate                                  21%          35%             17%            20%          4%         14%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)  Total return would have been lower had certain expenses not been waived.

Colorado Tax Free Fund

                                                   Fiscal year
                                                      ended
                                                     June 30,              Fiscal period          Fiscal year ended September 30,
                                               -------------------             ended            ----------------------------------
CLASS A SHARES                                  2008         2007        June 30, 2006(1)        2005          2004          2003
--------------                                 ------       ------       ----------------       ------       -------       -------
PER SHARE DATA
Net Asset Value, Beginning of Period           $10.61       $10.73            $11.30            $11.52       $ 11.57       $ 11.65
                                               ------       ------            ------            ------       -------       -------
Investment Operations:
   Net Investment Income                         0.48         0.46              0.35              0.49          0.51          0.50
   Realized and Unrealized Gains (Losses)
      on Investments                            (0.33)       (0.02)            (0.26)            (0.11)         0.02         (0.10)
                                               ------       ------            ------            ------       -------       -------
   Total From Investment Operations              0.15         0.44              0.09              0.38          0.53          0.40
                                               ------       ------            ------            ------       -------       -------
Less Distributions:
   Dividends (from net investment income)       (0.45)       (0.48)            (0.34)            (0.51)        (0.50)        (0.48)
   Distributions (from net realized
      gains)                                    (0.03)       (0.08)            (0.32)            (0.09)        (0.08)           --
                                               ------       ------            ------            ------       -------       -------
   Total Distributions                          (0.48)       (0.56)            (0.66)            (0.60)        (0.58)        (0.48)
                                               ------       ------            ------            ------       -------       -------
Net Asset Value, End of Period                 $10.28       $10.61            $10.73            $11.30       $ 11.52       $ 11.57
                                               ======       ======            ======            ======       =======       =======
Total Return(2)                                  1.52%        4.13%             0.77%             3.36%         4.71%         3.53%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $5,815       $8,788            $8,507            $8,362       $10,598       $13,843
Ratio of Expenses to Average Net Assets          0.75%        0.75%             0.75%             0.75%         0.75%         0.75%
Ratio of Net Investment Income to
   Average Net Assets                            4.40%        4.27%             4.30%             4.23%         4.25%         4.23%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                           1.80%        1.75%             1.52%             1.18%         1.09%         1.07%
Ratio of Net Investment Income to
   Average Net Assets (excluding waivers)        3.35%        3.27%             3.53%             3.80%         3.91%         3.91%
Portfolio Turnover Rate                            49%          47%               35%               30%           12%           14%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                  Fiscal year
                                                     ended
                                                    June 30,              Fiscal period         Fiscal year ended September 30,
                                              -------------------             ended            --------------------------------
CLASS C SHARES                                 2008         2007        June 30, 2006(1)        2005         2004         2003
--------------                                ------       ------       ----------------       ------       ------       ------
PER SHARE DATA
Net Asset Value, Beginning of Period          $10.59       $10.71            $11.28            $11.50       $11.56       $11.63
                                              ------       ------            ------            ------       ------       ------
Investment Operations:
   Net Investment Income                        0.42         0.42              0.32              0.43         0.44         0.44
   Realized and Unrealized Gains
      (Losses) on Investments                  (0.31)       (0.02)            (0.27)            (0.10)        0.03        (0.08)
                                              ------       ------            ------            ------       ------       ------
   Total From Investment Operations             0.11         0.40              0.05              0.33         0.47         0.36
                                              ------       ------            ------            ------       ------       ------
Less Distributions:
   Dividends (from net investment
      income)                                  (0.41)       (0.44)            (0.30)            (0.46)       (0.45)       (0.43)
   Distributions (from net realized
      gains)                                   (0.03)       (0.08)            (0.32)            (0.09)       (0.08)          --
                                              ------       ------            ------            ------       ------       ------
   Total Distributions                         (0.44)       (0.52)            (0.62)            (0.55)       (0.53)       (0.43)
                                              ------       ------            ------            ------       ------       ------
Net Asset Value, End of Period                $10.26       $10.59            $10.71            $11.28       $11.50       $11.56
                                              ======       ======            ======            ======       ======       ======
Total Return(2)                                 1.12%        3.72%             0.47%             2.95%        4.21%        3.23%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $2,859       $2,888            $3,007            $3,423       $3,787       $4,284
Ratio of Expenses to Average Net Assets         1.15%        1.15%             1.15%             1.15%        1.15%        1.15%
Ratio of Net Investment Income to
   Average Net Assets                           3.98%        3.87%             3.90%             3.83%        3.85%        3.83%
Ratio of Expenses to Average Net Assets
   (excluding waivers)                          2.20%        2.24%             2.27%             1.93%        1.84%        1.82%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers)                                     2.93%        2.78%             2.78%             3.05%        3.16%        3.16%
Portfolio Turnover Rate                           49%          47%               35%               30%          12%          14%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                  Fiscal year
                                                     ended
                                                    June 30,               Fiscal period         Fiscal year ended September 30,
                                             ---------------------             ended            --------------------------------
CLASS Y SHARES                                 2008          2007        June 30, 2006(1)        2005         2004         2003
--------------                               -------       -------       ----------------       ------       ------       ------
PER SHARE DATA
Net Asset Value, Beginning of Period         $ 10.63       $ 10.75            $ 11.32           $11.53       $11.59       $11.67
                                             -------       -------            -------           ------       ------       ------
Investment Operations:
   Net Investment Income                        0.49          0.50               0.37             0.51         0.52         0.51
   Realized and Unrealized Gains
      (Losses) on Investments                  (0.32)        (0.03)             (0.26)           (0.09)        0.03        (0.09)
                                             -------       -------            -------           ------       ------       ------
   Total From Investment Operations             0.17          0.47               0.11             0.42         0.55         0.42
                                             -------       -------            -------           ------       ------       ------
Less Distributions:
   Dividends (from net investment
      income)                                  (0.48)        (0.51)             (0.36)           (0.54)       (0.53)       (0.50)
   Distributions (from net realized
      gains)                                   (0.03)        (0.08)             (0.32)           (0.09)       (0.08)          --
                                             -------       -------            -------           ------       ------       ------
   Total Distributions                         (0.51)        (0.59)             (0.68)           (0.63)       (0.61)       (0.50)
                                             -------       -------            -------           ------       ------       ------
Net Asset Value, End of Period               $ 10.29       $ 10.63            $ 10.75           $11.32       $11.53       $11.59
                                             =======       =======            =======           ======       ======       ======
Total Return(2)                                 1.67%         4.39%              0.96%            3.70%        4.87%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $15,889       $13,477            $10,181           $8,363       $9,439       $9,516
Ratio of Expenses to Average Net
   Assets                                       0.50%         0.50%              0.50%            0.50%        0.50%        0.50%
Ratio of Net Investment Income to
   Average Net Assets                           4.63%         4.51%              4.58%            4.48%        4.51%        4.49%
Ratio of Expenses to Average Net
   Assets (excluding waivers)                   1.55%         1.50%              1.27%            0.93%        0.84%        0.82%
Ratio of Net Investment Income to
   Average Net Assets (excluding
   waivers)                                     3.58%         3.51%              3.81%            4.05%        4.17%        4.17%
Portfolio Turnover Rate                           49%           47%                35%              30%          12%          14%

(1) For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund's fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)  Total return would have been lower had certain expenses not been waived.

                               VOTING INFORMATION

GENERAL INFORMATION

     This Prospectus/Proxy Statement is being sent to shareholders of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund, each a series of FAIF, in connection with a solicitation of proxies by the Board of Directors, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about November __, 2008.

     The Board of Directors has fixed the close of business on November 4, 2008, as the record date (the "Record Date") for determining the shareholders of the Acquired Funds entitled to receive notice of the Meeting and to submit proxies, and for determining the number of shares for which proxies may be submitted, with respect to the Meeting or any adjournment thereof.

                         VOTING RIGHTS AND REQUIRED VOTE

     Shares which represent interests in a particular Acquired Fund vote separately on the Reorganization pertaining to that Acquired Fund. Approval of a Reorganization will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund, with both classes of the Acquired Fund voting together and not by class. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. Accordingly, an abstention will have the effect of a negative vote. Approval of the Reorganization Plan with respect to an Acquired Fund will be considered approval of the amendment to the Amended and Restated Articles of Incorporation of FAIF (which amendment is included as Exhibit 1 to the Reorganization Plan which is included as Appendix A to this Prospectus/Proxy Statement) required to effect the Reorganization.

     If a proxy that is properly executed and returned represents a broker "non-vote" (broker non-votes are shares held by a broker or nominee for which an executed proxy is received by the Fund but are not voted as to the proposal because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee holding the shares does not have discretionary voting power), the shares represented thereby will only be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast. Accordingly, broker non-votes will have the effect of negative votes.

     The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted FOR the Reorganization. You can also vote by telephone, with a toll-free call to the appropriate number on the proxy card, and through the Internet Website stated on the proxy card.

     You may revoke any proxy by giving another proxy or by letter or telegram revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by a toll-free call to the appropriate number on the proxy card, or through the Internet Website listed on the proxy card. To be effective, your revocation must be received prior to the Meeting and must indicate your name and account number. In addition, if you attend the Meeting in person you may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

     Proxy solicitations will be made primarily by mail but may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of the Advisor, its affiliates or other representatives of Acquired Funds (who will not be paid for their soliciting activities). The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Advisor. Neither the Acquired Funds nor the Acquiring Funds will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

     If shareholders of an Acquired Fund do not vote to approve the applicable Reorganization, the Directors will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the shareholders may propose one or more adjournments of the Meeting to permit further proxy solicitation. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder of an Acquired Fund who objects to the Reorganization will not be entitled under either Maryland law or the Amended and Restated Articles of Incorporation of FAIF to demand payment for, or an appraisal of, his or her shares.

     FAIF does not hold annual shareholder meetings. Shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of FAIF at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by FAIF in a reasonable period of time prior to that meeting.

     The votes of the shareholders of the Acquiring Funds are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the proposed Reorganizations.

OUTSTANDING SHARES

     The shareholders of each Acquired Fund as of the Record Date will be entitled to be present at the Meeting and vote their shares of the applicable Acquired Fund owned as of the Record Date.

     The following table identifies the number of shares of each class of each Acquired Fund and Acquiring Fund that were outstanding as of the close of business on the Record Date:

              CALIFORNIA      CALIFORNIA       COLORADO       COLORADO
           INTERMEDIATE TAX    TAX FREE    INTERMEDIATE TAX   TAX FREE
              FREE FUND          FUND          FREE FUND        FUND
           ----------------   ----------   ----------------   --------
CLASS A

CLASS C          N/A                            N/A

CLASS Y

SHAREHOLDER RIGHTS

     Each Fund is a separate series of FAIF. Since the Funds are part of the same corporate entity, there are no differences in shareholders' rights between an Acquired Fund and its corresponding Acquiring Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of the Record Date, the officers and directors of FAIF beneficially owned as a group less than 1% of the outstanding shares of each Fund, and FAIF was aware that the following persons owned of record 5% or more of the outstanding shares of each class of stock of the Funds:

                                                                 PERCENT
                                                          OF OUTSTANDING SHARES
                                          NUMBER OF    ---------------------------
                                        SHARES OWNED   CLASS A   CLASS C   CLASS Y
                                        ------------   -------   -------   -------
CALIFORNIA INTERMEDIATE TAX FREE FUND

CALIFORNIA TAX FREE FUND

COLORADO INTERMEDIATE TAX FREE FUND

COLORADO TAX FREE FUND

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     Information concerning the Funds in the Funds' current prospectuses and SAI (including any supplements) and information in the Reorganization SAI is incorporated into this Prospectus/Proxy Statement by reference. This means that such information is legally considered to be part of this Prospectus/Proxy Statement. For a free copy of an Acquired Fund's prospectus, the Funds' Statement of Additional Information or annual report, or the Reorganization SAI, please call (800) 677-3863 or write to First American Investment Funds, Inc., 800 Nicollet Mall, Minneapolis, MN 55402.

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at 175 West Jackson Boulevard, Chicago, Illinois 60604 and at 3 World Financial Center, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Further information on the operations of the public reference facilities may be obtained by calling
(800) SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is www.sec.gov.

                                  MISCELLANEOUS

LEGAL MATTERS

     Certain legal matters in connection with the issuance of Acquiring Fund shares as part of the Reorganization will be passed on by Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402.

EXPERTS

     The audited financial statements for the Funds, incorporated by reference into the Reorganization SAI, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their report appearing in the Funds' annual report for the fiscal year ended June 30, 2008. The financial statements audited by Ernst & Young LLP have been incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

OTHER BUSINESS

     The board of directors does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

               NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES
                               AND THEIR NOMINEES

     Please advise FAIF, in care of FAF Advisors, Inc., Mail Stop BC-MN-H04N, 800 Nicollet Mall, Minneapolis, MN 55402, whether other persons are beneficial owners of Acquired Fund shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

                              BOARD RECOMMENDATION

     REQUIRED VOTE. Approval of the Reorganization Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the Fund's outstanding voting securities.

     THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION OF YOUR ACQUIRED FUND AND TO APPROVE THE REORGANIZATION PLAN WITH RESPECT TO YOUR ACQUIRED FUND.

November __, 2008

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of December, 2008, by First American Investment Funds, Inc., a Maryland corporation with its principal place of business at 800 Nicollet Mall, Minneapolis, Minnesota 55402 ("FAIF"), on behalf of each segregated portfolio of assets ("series") thereof listed on Schedule A to this Plan ("Schedule A"). (Each such series listed under the heading "Acquired Funds" is referred to herein as an "Acquired Fund," each such series listed under the heading "Acquiring Funds" is referred to herein as an "Acquiring Fund," and all such series are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.")

     FAIF wishes to effect two separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of an Acquired Fund's assets to the Acquiring Fund listed on Schedule A opposite its name (each, a "corresponding Acquiring Fund") in exchange solely for voting shares of common stock, par value $0.0001 per share, of that Acquiring Fund ("Acquiring Fund Shares") and that Acquiring Fund's assumption of that Acquired Fund's liabilities, followed by the constructive distribution of those shares pro rata to the holders of shares of common stock, par value $0.0001 per share, of that Acquired Fund ("Acquired Fund Shares") in exchange therefor, all on the terms and conditions set forth herein. (Each such series of transactions involving each Acquired Fund and its corresponding Acquiring Fund is referred to herein as a "Reorganization.") The exchange of Acquiring Fund Shares for Acquired Fund Shares will be effected pursuant to an amendment to FAIF's amended and restated articles of incorporation in the form attached hereto as Exhibit 1 (the "Amendment") to be adopted in accordance with the Maryland General Corporation Law.

     The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund, and one Acquiring Fund, but the terms and conditions hereof apply separately to each Reorganization and the Funds participating therein.)

     WITNESSETH:

     WHEREAS, FAIF is a registered, open-end management investment company that offers its shares of common stock in multiple series (each of which series represents a separate and distinct portfolio of assets and liabilities);

     WHEREAS, the Acquiring Fund offers Class A shares, Class C shares and Class Y shares and the Acquired Fund offers Class A shares and Class Y;

     WHEREAS, the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

     WHEREAS, the Board of Directors of FAIF has determined that the consolidation of the Acquired Fund with and into the Acquiring Fund by means of the exchange of Class A and Class Y Acquiring Fund Shares for all of the issued and outstanding Class A and Class Y Acquired Fund Shares, respectively, on the basis set forth herein is in the best interests of the Acquired Fund shareholders and the Acquiring Fund shareholders and has made the determinations required by Rule 17a-8 under the Investment Company Act of 1940, as amended (the "1940 Act") with respect to the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. EXCHANGE OF SHARES; REALLOCATION OF ASSETS AND LIABILITIES

     1.1 Subject to the requisite approval by the Acquired Fund shareholders and to the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund and the Acquiring Fund agree that at the Effective Time (as defined in Section 3.1), (a) each issued and outstanding Class A Acquired Fund Share shall be, without further action, exchanged for that number of Class A Acquiring Fund Shares calculated in accordance with Article 2 hereof and the Amendment; and (b) each issued and outstanding Class Y Acquired Fund Share shall be, without further action, exchanged for that number of Class Y Acquiring Fund Shares calculated in accordance with Article 2 hereof and the Amendment.

     1.2 (a) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall become, without further action, assets belonging to the Acquiring Fund, liabilities belonging to the Acquiring Fund, and General Assets and General Liabilities allocated to the Acquiring Fund, all in accordance with Article IV, Section 1(d)(i) and (ii) of FAIF's amended and restated articles of incorporation. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in said
Article IV, Section 1(d)(i) and (ii). Such assets belonging to the Acquired Fund to become assets belonging to the Acquiring Fund shall consist of all of the Acquired Fund's property, including, but not limited to, all cash, securities, commodities and futures interests and dividends or interest receivable which are assets belonging to the Acquired Fund as of the Effective Time. All of said assets shall be set forth in detail in an unaudited statement of assets and liabilities of the Acquired Fund as of the Effective Time (the "Effective Time Statement"). The Effective Time Statement shall, with respect to the listing of the Acquired Fund's portfolio securities, detail the adjusted tax basis of such securities by lot, the respective holding periods of such securities and the current and accumulated earnings and profits of the Acquired Fund. The Effective Time Statement shall be prepared in accordance with generally accepted accounting principles (except for footnotes) consistently applied.

     (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities prior to the Effective Time and to acquire additional securities in the ordinary course of its business.

     1.3 Pursuant to Section 1.2(a), at the Effective Time the liabilities, expenses, costs, charges and reserves (including, but not limited to, expenses incurred in the ordinary course of the Acquired Fund's operations, such as accounts payable relating to custodian and transfer agency fees, investment management and administrative fees, and legal and audit fees) as reflected in the Effective Time Statement shall become liabilities, expenses, costs, charges and reserves of the Acquiring Fund.

     1.4 At the Effective Time and pursuant to the plan of reorganization adopted herein, the Acquiring Fund will issue and, on behalf of the Acquired Fund, distribute to the Acquired Fund's shareholders of record, determined as of the Effective Time (the "Acquired Fund Shareholders"), the Acquiring Fund Shares issued in exchange for the Acquired Fund Shares pursuant to Section 1.1 and

Article 2. Thereafter, no additional shares representing interests in the Acquired Fund shall be issued, and the Acquired Fund shall be deemed to be liquidated. Such distribution shall be accomplished by the issuance of such Acquiring Fund Shares to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders representing the numbers and classes of Acquiring Fund Shares due each such shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although from and after the Effective Time share certificates representing interests in the Acquired Fund will represent those numbers and classes of Acquiring Fund Shares as determined in accordance with
Article 2. Unless requested by Acquired Fund Shareholders, the Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's Prospectus and Statement of Additional Information (in effect as of the Effective Time), except that no sales charges will be incurred by the Acquired Fund Shareholders in connection with the acquisition by the Acquired Fund Shareholders of Acquiring Fund Shares pursuant to this Agreement.

     1.6 In the event that Class A shares of the Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the Acquired Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Acquiring Fund agrees that in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund it shall give credit for the period during which the holder thereof held such Acquired Fund shares.

     1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. EXCHANGE RATIOS; VALUATION; ISSUANCE OF ACQUIRING FUND SHARES

     2.1 The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A shares and Class Y shares shall be computed as of the Effective Time using the valuation procedures set forth in FAIF's amended and restated articles of incorporation and bylaws and then-current Prospectuses and Statement of Additional Information and as may be required by the 1940 Act.

     2.2 (a) The total number of the Acquiring Fund's Class A shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class A shares shall be determined as of the Effective Time by multiplying the number of the Acquired Fund's Class A shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of the Acquired Fund's Class A shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Acquiring Fund's Class A shares immediately prior to the Effective Time, each as determined pursuant to Section 2.1.

     (b) The total number of the Acquiring Fund's Class Y shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class Y shares shall be determined as of the Effective Time by multiplying the number of the Acquired Fund's Class Y shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of the Acquired Fund's Class Y shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Acquiring Fund's Class Y shares immediately prior to the Effective Time, each as determined pursuant to Section 2.1.

     2.3 At the Effective Time, the Acquiring Fund shall issue and, on behalf of the Acquired Fund, distribute to the Acquired Fund Shareholders of the respective classes pro rata within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund Shareholder immediately prior to the Effective Time bears to the total number of issued and outstanding Acquired Fund shares of the respective classes immediately prior to the Effective Time) the full and fractional Acquiring Fund Shares of the respective classes to be issued by the Acquiring Fund pursuant to
Section 2.2. Accordingly, each Class A Acquired Fund Shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Effective Time; and each Class Y Acquired Fund Shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Effective Time.

3. EFFECTIVE TIME OF CLOSING

     3.1 The closing of the transactions contemplated by this Agreement (the "Closing") shall occur as of the close of normal trading on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) on the first day upon which the conditions to closing shall have been satisfied, or at such time on such later date as provided herein or as the parties otherwise may agree in writing (such time and date being referred to herein as the "Effective Time"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time unless otherwise agreed to by the parties. The Closing shall be held at the offices of FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota 55402, or at such other place as the parties may agree.

     3.2 The custodian for the Acquiring Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that the Acquired Fund's portfolio securities, cash, and any other assets of the Acquired Fund held by the Custodian will be transferred to the Acquiring Fund at the Effective Time.

     3.3 In the event that the Effective Time would occur on a day on which (a) the Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Effective Time shall be postponed until the close of normal trading on the Exchange on the first business day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 The Acquired Fund shall deliver at the Closing its certificate stating that the records maintained by its transfer agent (which shall be made available to the Acquiring Fund) contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding Acquired Fund shares owned by each such shareholder as of the Effective Time. The Acquiring Fund shall certify at the Closing that the Acquiring Fund Shares required to be issued by it pursuant to this Agreement have been issued and delivered as required herein. At the Closing, each party shall deliver to the other such bills of sale, liability assumption agreements, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS, WARRANTIES AND COVENANTS

     4.1 The Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

     (a) FAIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

     (b) FAIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and of each series of shares offered by FAIF under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect;

     (c) Shares of the Acquired Fund are registered in all jurisdictions in which they are required to be registered under applicable state securities laws and any other applicable laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, and all fees required to be paid have been paid, and the Acquired Fund is in good standing, is not subject to any stop orders, and is fully qualified to sell its shares in any state in which its shares have been registered;

     (d) The Acquired Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of FAIF's amended and restated articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound;

     (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund's knowledge, threatened against the Acquired Fund or any of its properties or assets. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (f) The statement of assets and liabilities of the Acquired Fund as at June 30, 2008 has been audited by Ernst & Young LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (a copy of which has been furnished to the Acquiring
Fund) presents fairly, in all material respects, the financial position of the Acquired Fund as at such date, and there are no known material contingent liabilities of the Acquired Fund as at such date not disclosed therein;

     (g) Since June 30, 2008, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, except as otherwise disclosed to the Acquiring Fund. For the purposes of this paragraph (g), a decline in net asset value per share of the Acquired Fund, the discharge or incurrence of Acquired Fund liabilities in the ordinary course of business, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute such a material adverse change;

     (h) All material federal and other tax returns and reports of the Acquired Fund required by law to have been filed prior to the Effective Time shall have been filed and shall be correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently or shall be under audit and no assessment shall have been asserted with respect to such returns;

     (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the Acquired Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its final, partial taxable year;

     (j) All issued and outstanding shares of the Acquired Fund are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Acquired Fund, as provided in Section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, and there is not outstanding any security convertible into any of the Acquired Fund shares;

     (k) At the Effective Time, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be allocated to the Acquiring Fund pursuant to Section 1.2, and from and after the Effective Time the Acquiring Fund will have good and marketable title thereto, subject to no restrictions on the transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed to the Acquiring Fund in the Effective Time Statement;

     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action on the part of FAIF's Board of Directors, and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors' rights and to the application of equitable principles in any proceeding, whether at law or in equity;

     (m) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

     (n) All information pertaining to the Acquired Fund and its agents and affiliates and included in the Registration Statement referred to in Section 5.5 (or supplied by the Acquired Fund, its agents or affiliates for inclusion in said Registration Statement), on the effective date of said Registration Statement and up to and including the Effective Time, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading (other than as may timely be remedied by further appropriate disclosure);

     (o) Since June 30, 2008, there have been no material changes by the Acquired Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles, except as disclosed in writing to the Acquiring Fund; and

     (p) The Effective Time Statement will be prepared in accordance with generally accepted accounting principles (except for footnotes) consistently applied and will present accurately the assets and liabilities of the Acquired Fund as of the Effective Time, and the values of the Acquired Fund's assets and liabilities to be set forth in the Effective Time Statement will be computed as of the Effective Time using the valuation procedures set forth in the Acquired Fund's amended and restated articles of incorporation and bylaws and then-current Prospectus and Statement of Additional Information and as may be required by the 1940 Act.

     4.2 The Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

     (a) FAIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

     (b) FAIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and of each series of shares offered by FAIF under the 1933 Act, is in full force and effect;

     (c) At or before the Effective Time, shares of the Acquiring Fund (including, but not limited to, the Acquiring Fund Shares) will be registered in all jurisdictions in which they will be required to be registered under applicable state securities laws and any other applicable laws (including, but not limited to, all jurisdictions necessary to effect the Reorganization), and said registrations, including any periodic reports or supplemental filings, will be complete and current, and all fees required to be paid will have been paid, and the Acquiring Fund will be in good standing, and will not be subject to any stop orders, and will be fully qualified to sell its shares in any state in which its shares will have been registered;

     (d) The Prospectus and Statement of Additional Information of the Acquiring Fund, as of the date hereof and up to and including the Effective Time, conform and will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of FAIF's amended and restated articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound;

     (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (g) The statement of assets and liabilities of the Acquiring Fund as at June 30, 2008 has been audited by Ernst & Young LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (a copy of which has been furnished to the Acquired
Fund) presents fairly, in all material respects, the financial position of the Acquiring Fund as at such date, and there are no known material contingent liabilities of the Acquiring Fund as at such date not disclosed therein;

     (h) Since June 30, 2008, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, except as otherwise disclosed to the Acquired Fund. For the purposes of this paragraph (h), a decline in net asset value per share of the Acquiring Fund, the discharge or incurrence of Acquiring Fund liabilities in the ordinary course of business, or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change;

     (i) All material federal and other tax returns and reports of the Acquiring Fund required by law to have been filed prior to the Effective Time shall have been filed and shall be correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently or shall be under audit and no assessment shall have been asserted with respect to such returns;

     (j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company in the current and future years;

     (k) All issued and outstanding shares of the Acquiring Fund are, and at Effective Time will be, duly and validly issued and outstanding, fully paid and non-assessable;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, at the Effective Time will have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable;

     (m) The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, and there is not outstanding any security convertible into any of the Acquiring Fund Shares;

     (n) At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

     (o) Since June 30, 2008, there have been no material changes by the Acquiring Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles, except as disclosed in writing to the Acquired Fund;

     (p) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action on the part of the Board of Directors of FAIF, as issuer of the Acquiring Fund Shares, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors' rights and to the application of equitable principles in any proceeding, whether at law or in equity. Consummation of the transactions contemplated by this Agreement does not require the approval of the Acquiring Fund's shareholders;

     (q) The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

     (r) Following the Reorganization, the Acquiring Fund shall determine its net asset value per share in accordance with the valuation procedures set forth in the Acquiring Fund's amended and restated articles of incorporation, bylaws and Prospectus and Statement of Additional Information (as the same may be amended from time to time) and as may be required by the 1940 Act; and

     (s) The Registration Statement referred to in Section 5.5, on its effective date and up to and including the Effective Time, will (i) conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (other than as may timely be remedied by further appropriate disclosure); provided, however, that the representations and warranties in clause (ii) of this paragraph shall not apply to statements in (or omissions from) the Registration Statement concerning the Acquired Fund.

5.   FURTHER COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distributions that may be advisable (which may include distributions prior to the Effective Time of net income and/or net realized capital gains not previously distributed).

     5.2 The Acquired Fund will call a meeting of its shareholders to consider and act upon this Agreement, the Amendment and the Reorganization and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary with respect to the Acquired Fund and its agents and affiliates for the preparation of the Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

     5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to conduct its operations after the Effective Time.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, the following further conditions (any of which may be waived by the Acquired Fund, in its sole and absolute discretion):

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at such time; and

     6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the date of the Closing, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at the Effective Time, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder at or before the Effective Time and, in addition thereto, the following conditions (any of which may be waived by the Acquiring Fund, in its sole and absolute discretion):

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at such time;

     7.2 The Acquiring Fund shall have received, and certified as to its receipt of, the Effective Time Statement;

     7.3 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the date of the Closing, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

     7.4 At or prior to the Effective Time, the Acquired Fund's investment advisor, or an affiliate thereof, shall have reimbursed or agreed to reimburse the Acquired Fund by the amount, if any, that the expenses incurred by the Acquired Fund (or accrued up to the Effective Time) exceed any applicable contractual expense limitations.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     The following shall constitute further conditions precedent to the consummation of the Reorganization:

     8.1 This Agreement, the Amendment, and the transactions contemplated herein and therein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of FAIF's amended and restated articles of incorporation and bylaws and applicable law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8.1;

     8.2 The Acquiring Fund's investment advisor shall have paid or agreed to pay the costs incurred by FAIF in connection with the Reorganization, including the fees and expenses associated with the preparation and filing of the Registration Statement referred to in Section 5.5 above, and the expenses of printing and mailing the prospectus/proxy statement, soliciting proxies and holding the shareholders meeting required to approve the transactions contemplated by this Agreement;

     8.3 As of the Effective Time, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.4 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.5 The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.6 The parties shall have received the opinion of Dorsey & Whitney LLP addressed to the Acquired Fund and the Acquiring Fund, dated as of the date of the Closing, and based in part on certain representations to be furnished by the Acquired Fund, the Acquiring Fund, and their investment advisor and other service providers, substantially to the effect that:

     (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the Reorganization under
          Section 368(b) of the Code;

     (ii) the Acquired Fund Shareholders will recognize no income, gain or loss upon receipt, pursuant to the Reorganization, of the Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Acquired Fund which are distributed by the Acquired Fund prior to the Effective Time;

     (iii) the tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor;

     (iv) the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund shares were held as a capital asset at the Effective Time;

     (v) the Acquired Fund will recognize no income, gain or loss by reason of the Reorganization;

     (vi) the Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization;

     (vii) the tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time;

     (viii) the holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund; and

     (ix) the Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time; and

     8.7 The Amendment shall have been filed in accordance with the applicable provisions of Maryland law.

9.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     9.1 The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

     9.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of FAIF's Board of Directors at any time prior to the Effective Time, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interest of the shareholders of the Acquired Fund or the Acquiring Fund.

11.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, addressed to the Acquiring Fund or the Acquired Fund, 800 Nicollet Mall, Minneapolis, Minnesota 55402, Attention: President (with a copy to Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, Attention: James D. Alt).

13.  HEADINGS; COUNTERPARTS; ASSIGNMENT; MISCELLANEOUS

     13.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original and all of which together shall constitute one and the same agreement.

     13.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.4 The validity, interpretation and effect of this Agreement shall be governed exclusively by the laws of the State of Minnesota, without giving effect to the principles of conflict of laws thereof.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or a Vice President.

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.,
                                        ON BEHALF OF ITS CALIFORNIA INTERMEDIATE
                                        TAX FREE FUND AND COLORADO INTERMEDIATE
                                        TAX FREE FUND


                                        By
                                            ------------------------------------

                                        Its
                                            ------------------------------------

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.,
                                        ON BEHALF OF ITS CALIFORNIA TAX FREE
                                        FUND AND COLORADO TAX FREE FUND


                                        By
                                            ------------------------------------

                                        Its
                                            ------------------------------------

               SCHEDULE A TO AGREEMENT AND PLAN OF REORGANIZATION

ACQUIRED FUNDS                          ACQUIRING FUNDS
--------------                          ----------------------------------------
California Intermediate Tax Free Fund   California Tax Free Fund
Colorado Intermediate Tax Free Fund     Colorado Tax Free Fund

                EXHIBIT 1 TO AGREEMENT AND PLAN OF REORGANIZATION

                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

     The undersigned officer of First American Investment Funds, Inc. (the "Corporation"), a Maryland corporation, hereby certifies that the following amendments to the Corporation's Amended and Restated Articles of Incorporation have been advised by the Corporation's Board of Directors and approved by the Corporation's stockholders in the manner required by the Maryland General Corporation Law:

     WHEREAS, the Corporation is registered as an open-end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several classes, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Class Y shares of the Corporation (also known as "California Intermediate Tax Free Fund") that the assets belonging to such class be sold to a separate portfolio of the Corporation which is known as "California Tax Free Fund" and which is represented by the Corporation's Class II shares, in exchange for shares of California Tax Free Fund which are to be delivered to former California Intermediate Tax Free Fund holders;

     WHEREAS, California Intermediate Tax Free Fund and California Tax Free Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of California Intermediate Tax Free Fund to the foregoing transactions, and in particular to bind such holders to the exchange of their California Intermediate Tax Free Fund shares for California Tax Free Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(R) immediately following Article IV(Q) thereof:

          ARTICLE IV(R). (a) For purposes of this Article IV(R), the following terms shall have the following meanings:

          "Corporation" means this corporation.

          "Acquired Fund" means the Corporation's California Intermediate Tax Free Fund, which is represented by the Corporation's Class Y shares.

          "Class A Acquired Fund Shares" means the Corporation's Class Y Common Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Class Y Series 2 Common Shares.

          "Acquiring Fund" means the Corporation's California Tax Free Fund, which is represented by the Corporation's Class II shares.

          "Class A Acquiring Fund Shares" means the Corporation's Class II Common Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Class II, Series 3 Common Shares.

          "Effective Time" means 4:00 p.m. Eastern time on the date upon which these Articles of Amendment are filed with the Maryland State Department of Assessments and Taxation.

          (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall become, without further action, assets belonging to the Acquiring Fund, liabilities belonging to the Acquiring Fund, and General Assets and General Liabilities allocated to the Acquiring Fund. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV,
     Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

          (c) At the Effective Time, each issued and outstanding Acquired Fund share shall be, without further action, exchanged for those numbers and classes of Acquiring Fund shares calculated in accordance with paragraph
     (d) below.

          (d) The numbers of Class A and Class Y Acquiring Fund Shares to be issued in exchange for the Class A and Class Y Acquired Fund Shares shall be determined as follows:

               (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares and Class Y Shares shall be computed as of the Effective Time using the valuation procedures set forth in the Corporation's articles of incorporation and bylaws and then-current Prospectuses and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

               (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class A Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (i) above.

               (iii) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class Y Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (i) above.

               (iv) At the Effective Time, the Acquired Fund shall issue and distribute to the Acquired Fund shareholders of the respective classes pro rata within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder immediately prior to the Effective Time bears to the total number of issued and outstanding Acquired Fund shares of the respective classes immediately prior to the Effective Time) the full and fractional Acquiring Fund shares of the respective classes issued by the Acquiring Fund pursuant to (ii) and (iii) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time.

          (e) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraphs (c) and (d) above shall be accomplished by the issuance of such Acquiring Fund shares to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders representing the numbers and classes of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired. From and after the Effective Time, share certificates formerly representing Acquired Fund shares shall represent the numbers and classes of Acquiring Fund shares determined in accordance with the foregoing provisions.

          (f) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (e) above shall have the status of authorized and unissued Class Y common shares of the Corporation, without designation as to series.

     WHEREAS, the Corporation is registered as an open-end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several classes, each of which represents a separate and distinct portfolio of assets;

     WHEREAS, it is desirable and in the best interests of the holders of the Class N shares of the Corporation (also known as "Colorado Intermediate Tax Free Fund") that the assets belonging to such class be sold to a separate portfolio of the Corporation which is known as "Colorado Tax Free Fund" and which is represented by the Corporation's Class KK shares, in exchange for shares of Colorado Tax Free Fund which are to be delivered to former Colorado Intermediate Tax Free Fund holders;

     WHEREAS, Colorado Intermediate Tax Free Fund and Colorado Tax Free Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

     WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Colorado Intermediate Tax Free Fund to the foregoing transactions, and in particular to bind such holders to the exchange of their Colorado Intermediate Tax Free Fund shares for Colorado Tax Free Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

     NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(S) immediately following Article IV(R) thereof:

          ARTICLE IV(S). (a) For purposes of this Article IV(S), the following terms shall have the following meanings:

          "Corporation" means this corporation.

          "Acquired Fund" means the Corporation's Colorado Intermediate Tax Free Fund, which is represented by the Corporation's Class N shares.

          "Class A Acquired Fund Shares" means the Corporation's Class N Common Shares.

          "Class Y Acquired Fund Shares" means the Corporation's Class N Series 2 Common Shares.

          "Acquiring Fund" means the Corporation's Colorado Tax Free Fund, which is represented by the Corporation's Class KK shares.

          "Class A Acquiring Fund Shares" means the Corporation's Class KK Common Shares.

          "Class Y Acquiring Fund Shares" means the Corporation's Class KK, Series 3 Common Shares.

          "Effective Time" means 4:00 p.m. Eastern time on the date upon which these Articles of Amendment are filed with the Maryland State Department of Assessments and Taxation.

          (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall become, without further action, assets belonging to the Acquiring Fund, liabilities belonging to the Acquiring Fund, and General Assets and General Liabilities allocated to the Acquiring Fund. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV,
     Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

          (c) At the Effective Time, each issued and outstanding Acquired Fund share shall be, without further action, exchanged for those numbers and classes of Acquiring Fund shares calculated in accordance with paragraph
     (d) below.

          (d) The numbers of Class A and Class Y Acquiring Fund Shares to be issued in exchange for the Class A and Class Y Acquired Fund Shares shall be determined as follows:

               (i) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares and Class Y Shares shall be computed as of the Effective Time using the valuation procedures set forth in the Corporation's articles of incorporation and bylaws and then-current Prospectuses and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

               (ii) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class A Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (i) above.

               (iii) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class Y Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class Y Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class Y Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (i) above.

               (iv) At the Effective Time, the Acquired Fund shall issue and distribute to the Acquired Fund shareholders of the respective classes pro rata within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder immediately prior to the Effective Time bears to the total number of issued and outstanding Acquired Fund shares of the respective classes immediately prior to the Effective Time) the full and fractional Acquiring Fund shares of the respective classes issued by the Acquiring Fund pursuant to (ii) and (iii) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time.

          (e) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraphs (c) and (d) above shall be accomplished by the issuance of such Acquiring Fund shares to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders representing the numbers and classes of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired. From and after the Effective Time, share certificates formerly representing Acquired Fund shares shall represent the numbers and classes of Acquiring Fund shares determined in accordance with the foregoing provisions.

          (f) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (e) above shall have the status of authorized and unissued Class N common shares of the Corporation, without designation as to series.

     The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

     IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President and witnessed by its Secretary or an Assistant Secretary on this ____ day of December, 2008.

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.


                                        By
                                            ------------------------------------

                                        Its
                                            ------------------------------------

Witness:


-------------------------------------
[Assistant] Secretary

                                     PART B
                                    FORM N-14

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                                800 Nicollet Mall
                              Minneapolis, MN 55402
                                 (800) 677-3863

                       Statement of Additional Information
                                November __, 2008

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated November __, 2008, relating to the proposed reorganizations of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund (each an "Acquired Fund"), each a separate series of First American Investments Funds, Inc. ("FAIF"), with and into California Tax Free Fund and Colorado Tax Free Fund, respectively (each an "Acquiring Fund"), each of which is also a separate series of FAIF. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to FAIF at the telephone number or address set forth above. This Statement of Additional Information has been incorporated by reference into the Prospectus/Proxy Statement.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

     Further information about the Acquired Funds and the Acquiring Funds is contained in their Prospectuses, each dated October 29, 2007, and any supplements, their Statement of Additional Information dated October 29, 2007, as supplemented ("SAI"), and their Annual Report to Shareholders for the fiscal year ended June 30, 2008 ("Annual Report").

     This Statement of Additional Information incorporates by reference the SAI and the Annual Report, each of which accompanies this Statement of Additional Information.

                                TABLE OF CONTENTS

I.   Unaudited Pro Forma Financial Statements ..........................   [B-2]

     I.   UNAUDITED PRO FORMA FINANCIAL STATEMENTS

     Set forth on the following pages are unaudited pro forma financial statements which are presented to show the effect of (a) the proposed acquisition of California Intermediate Tax Free Fund by California Tax Free Fund and (b) the proposed acquisition of Colorado Intermediate Tax Free Fund by Colorado Tax Free Fund, in each case as if such acquisition had taken place as of the close of business on June 30, 2008.

First American California Tax Free Fund
Unaudited Pro Forma Statements of ASSETS AND LIABILITIES
June 30, 2008, all dollars and shares are rounded to thousands (000), except per share data

                                             CALIFORNIA
                                          INTERMEDIATE TAX   CALIFORNIA TAX
                                             FREE FUND,        FREE FUND,      PRO FORMA    PRO FORMA
                                            TARGET FUND      ACQUIRING FUND   ADJUSTMENTS    COMBINED
                                         -----------------   --------------   -----------   ---------
Unaffiliated investments, at cost             $56,686            $44,878         $  --       $101,564

ASSETS:
Unaffiliated investments, at value            $56,745            $44,627         $  --       $101,372
Receivable for dividends and interest             693                602            --          1,295
Receivable for capital shares sold                188                234            --            422
Receivable from advisor                            --                  9            --              9
Prepaid expenses and other assets                   1                  1            --              2
                                              -------            -------         -----       --------
Total assets                                   57,627             45,473            --        103,100
                                              =======            =======         =====       ========
LIABILITIES:
Bank overdraft                                      3                  1            --              4
Dividends payable                                 172                122            --            294
Payable for investments purchased                  --                259            --            259
Payable for capital shares redeemed                10                 --            --             10
Payable to affiliates                              29                 21            --             50
Payable for distribution and
   shareholder servicing fees                      --                  3            --              3
Accrued expenses and other liabilities             26                 26            --             52
Total liabilities                                 240                432            --            672
                                              -------            -------         -----       --------
Net assets                                     57,387             45,041            --          1,344
                                              =======            =======         =====       ========
COMPOSITION OF NET ASSETS:
Portfolio capital                              57,016             45,292            --        102,308
Undistributed net investment income                 5                  1            --              6
Accumulated net realized gain (loss)
   on investments                                 307                 (1)           --            306
Net unrealized appreciation
   (depreciation) of investments                   59               (251)           --           (192)
                                              -------            -------         -----       --------
Net assets                                    $57,387            $45,041         $  --       $102,428
                                              =======            =======         =====       ========
Class A:
Net assets                                    $ 4,463            $12,076         $  --       $ 16,539
Shares issued and outstanding (1)                 447              1,128           (30)         1,545
Net asset value and redemption price
   per share                                  $  9.99            $ 10.71         $  --       $  10.71
Maximum offering price per share (2)          $ 10.22            $ 11.19         $  --       $  11.19

Class C:
Net assets                                    $   N/A            $ 2,480         $  --       $  2,480
Shares issued and outstanding (1)                 N/A                231            --            231
Net asset value, offering price, and
   redemption price per share (3)             $   N/A            $ 10.72         $  --       $  10.72

Class Y:
Net assets                                    $52,924            $30,485         $  --       $ 83,409
Shares issued and outstanding (1)               5,284              2,847          (342)         7,789
Net asset value, offering price, and
   redemption price per share                 $ 10.02            $ 10.71         $  --       $  10.71

(1)  $0.0001 par value - 2 billion authorized for each class

(2) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge

(3)  Class C has a contingent deferred sales charge.

The accompanying notes are an integral part of the unaudited pro forma financial statements.

First American California Tax Free Fund
Unaudited Pro Forma Statement of OPERATIONS
For the Year Ended June 30, 2008, all dollars are rounded to thousands (000)

                                             CALIFORNIA
                                          INTERMEDIATE TAX   CALIFORNIA TAX
                                             FREE FUND,        FREE FUND,      PRO FORMA    PRO FORMA
                                            TARGET FUND      ACQUIRING FUND   ADJUSTMENTS    COMBINED
                                         -----------------   --------------   -----------   ---------
INVESTMENT INCOME:
Interest from unaffiliated securities          $2,567           $ 1,913          $  --       $ 4,480
Dividends from unaffiliate money
   market funds                                $   29           $    31          $  --       $    60
                                               ------           -------          -----       -------
Total investment income                         2,596             1,944             --         4,540

EXPENSES:
Investment advisory fees                          286               200             --           486
Administration fees                               134                96             (6)A         224
Transfer agent fees                                60                83            (59)B          84
Custodian fees                                      3                 2             --             5
Legal fees                                         13                13            (11)C          15
Audit fees                                         33                33            (33)D          33
Registration fees                                   5                 6             (5)E           6
Postage and printing fees                           4                 3             --             7
Directors' fees                                    27                27            (23)F          31
Other expenses                                     16                16            (16)G          16
Distribution and shareholder servicing
   fees - Class A                                  14                28             --            42
Distribution and shareholder servicing
   fees - Class C                                  --                10             --            10
                                               ------           -------          -----       -------
Total expenses                                    595               517           (153)          959
Less: Fee waivers                                (194)             (289)            44H         (439)
Less: Indirect payments from custodian             --                --             --            --
                                               ------           -------          -----       -------
Total net expenses                                401               228           (109)          520
                                               ------           -------          -----       -------
Investment income - net                        $2,195           $ 1,716          $ 109       $ 4,020
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS - NET:
Net realized gain (loss) on investments        $  328           $    (1)         $  --       $   327
Net change in unrealized appreciation
   or depreciation of investments                (702)           (1,044)            --        (1,746)
                                               ------           -------          -----       -------
Net gain (loss) on investments                   (374)           (1,045)            --        (1,419)
                                               ------           -------          -----       -------
Net increase in net assets resulting
   from operations                             $1,821           $   671          $ 109       $ 2,601
                                               ======           =======          =====       =======

A    To reflect a reduction in administration fees due to the merger.

B    To reflect a reduction in transfer agent fees due to the merger.

C    To reflect a reduction in legal fees due to the merger.

D    To reflect a reduction in audit fees due to the merger.

E    To reflect a reduction in registration fees due to the merger.

F    To reflect a reduction in Directors' compensation due to the merger.

G    To reflect a reduction in other expenses due to the merger.

H To adjust the expense reimbursement to reflect the net reduction in fees resulting from the merger per the agreement by FAF Advisors, Inc. and its affiliates to waive fees and reimburse other fund expenses following the merger.

The accompanying notes are an integral part of the unaudited pro forma financial statements.

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
MUNICIPAL BONDS - 94.4%
REVENUE BONDS - 68.9%
CONTINUING CARE RETIREMENT COMMUNITIES - 2.0%
Association of Bay Area Governments Finance
   Authority, Lincoln Glen Manor Senior
   Citizens (CMI)
   6.100%, 02/15/2025                               $       --   $    --         $      250   $   253     $      250   $    253
California Health Facilities Financing
   Authority, Paradise Valley Estates (CMI)
   4.375%, 01/01/2012                                      540       551                 --        --            540        551
California Statewide Communities Development
   Authority, Los Angeles Jewish Home (CMI)
   5.000%, 11/15/2012                                      500       524                 --        --            500        524
Illinois Finance Authority, Franciscan
   Communities, Series A
   5.500%, 05/15/2027                                       --       --                 300       265            300        265
La Verne, Brethren Hillcrest Homes,
   Series B (ACA)
   5.600%, 02/15/2033                                      500       438                 --        --            500        438
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         1,540     1,513                550       518          2,090      2,031
                                                    ----------   -------         ----------   -------     ----------   --------

ECONOMIC DEVELOPMENT - 1.0%
Port of Oakland, Series B (MBIA)
   5.000%, 11/01/2018                                    1,000     1,040                 --        --          1,000      1,040
                                                    ----------   -------         ----------   -------     ----------   --------

EDUCATION - 11.1%
Association of Bay Area Governments Financial
   Authority, Schools of the Sacred Heart,
   Series A, Escrowed to Maturity
   5.900%, 06/01/2010 (a)                                   --        --                200       212            200        212
California Educational Facilities Authority,
   Claremont Graduate University, Series A
   5.000%, 03/01/2020                                      240       244                 --        --            240        244
California Educational Facilities Authority,
   Golden Gate University
   5.000%, 10/01/2020                                      505       482                 --        --            505        482
California Educational Facilities Authority,
   Lutheran University, Series C
   4.750%, 10/01/2015                                      675       670                 --        --            675        670
California Educational Facilities Authority,
   Series B, Escrowed to Maturity
   6.000%, 06/01/2010 (a)                                   85        90                 --        --             85         90
   6.000%, 06/01/2010 (a)                                  410       435                 --        --            410        435
California Educational Facilities Authority,
   Series B, Pre-refunded 06/01/2010 @ 101

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
   6.625%, 06/01/2020 (b)                                   --        --                 35        38             35         38
   6.625%, 06/01/2020 (b)                                   --        --                180       194            180        194
California Educational Facilities Authority,
   University of Redlands, Series A
   5.000%, 10/01/2020                                      500       505                500       505          1,000      1,010
   5.000%, 08/01/2028                                      500       479                500       478          1,000        957
California Educational Facilities Authority,
   University of the Pacific
   5.000%, 11/01/2015                                      300       317                 --        --            300        317
   5.000%, 11/01/2030                                       --        --              1,000       987          1,000        987
California Educational Facilities Authority,
   Woodbury University
   4.400%, 01/01/2015                                      450       434                 --        --            450        434
   4.500%, 01/01/2016                                       --        --                470       451            470        451
California Municipal Finance Authority, Biola
   University
   5.000%, 10/01/2018                                      800       786                200       196          1,000        982
   5.625%, 10/01/2023                                       --        --                500       503            500        503
California Municipal Finance Authority,
   Education Revenue, American Heritage
   Education Foundation Project, Series A
   5.250%, 06/01/2026                                       --        --                400       366            400        366
California Municipal Finance Authority,
   Loma Linda University
   4.250%, 04/01/2018                                      300       292                 --        --            300        292
   4.375%, 04/01/2019                                       --        --                300       293            300        293
California State Higher Educational
   Facilities Authority, Fresno Pacific
   University, Series A
   6.750%, 03/01/2019                                       --        --                380       392            380        392
California State Higher Educational
   Facilities Authority, University of
   Redlands, Series A, Escrowed to Maturity
   5.550%, 06/01/2009 (a)                                  225       233                 --        --            225        233
California State Higher Educational
   Facilities Authority, University of
   Redlands, Series A,Pre-refunded 06/01/2010
   @ 101
   5.700%, 06/01/2011 (b)                                  250       266                 --        --            250        266
   5.750%, 06/01/2012 (b)                                  260       277                 --        --            260        277
   5.950%, 06/01/2015 (b)                                   --        --                310       332            310        332
California Statewide Communities Development
   Authority, Viewpoint Schools (ACA)
   4.125%, 10/01/2014                                      405       381                 --        --            405        381
California State University Foundation,
   Monterey Bay, Pre-refunded 06/01/2011
   @ 100 (MBIA)
   5.300%, 06/01/2022 (b)                                   --        --                500       534            500        534
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         5,905     5,891              5,475     5,481         11,380     11,372
                                                    ----------   -------         ----------   -------     ----------   --------
HEALTHCARE - 17.5%

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
Association of Bay Area Governments Financial
   Authority, Children's Hospital, Series A
   4.500%, 12/01/2019                                      425       402                 --        --            425        402
   4.750%, 12/01/2022                                       --        --                350       333            350        333
California Health Facilities Financing
   Authority, Casa Colina
   5.500%, 04/01/2013                                      300       308                 50        51            350        359
California Health Facilities Financing
   Authority, Catholic Healthcare West,
   Series G 5.500%, 07/01/2025                           1,000     1,016                 --        --          1,000      1,016
California Health Facilities Financing
   Authority, Catholic Healthcare West,
   Series I, Mandatory Put 07/01/2014 @ 100
   4.950%, 07/01/2026                                      450       463                 --        --            450        463
California Health Facilities Financing
   Authority, Marshall Medical Center,
   Series A (CMI)
   4.750%, 11/01/2019                                    1,200     1,204                560       562          1,760      1,766
California Health Facilities Financing
   Authority, Sutter Health, Series A
   5.000%, 08/15/2038                                       --        --                250       238            250        238
California Health Facilities Financing
   Authority, Valleycare Medical Center,
   Series A, Pre-refunded 05/01/2012 @
   100 (CMI)
   4.625%, 05/01/2013 (b)                                  300       315                 --        --            300        315
California Statewide Communities Development
   Authority, Adventist Health, Series A
   5.000%, 03/01/2030                                       --        --                300       286            300        286
California Statewide Communities Development
   Authority, Catholic Healthcare West, Series C
   5.625%, 07/01/2035                                       --        --              1,000     1,002          1,000      1,002
California Statewide Communities Development
   Authority, Daughters of Charity Healthcare,
   Series A
   5.250%, 07/01/2030                                       --        --                100        93            100         93
California Statewide Communities Development
   Authority, Daughters of Charity Health,
   Series G
   5.250%, 07/01/2013                                      500       511                 --        --            500        511
California Statewide Communities Development
   Authority, Elder Care Alliance, Series A,
   Escrowed to Maturity
   7.250%, 11/15/2011 (a)                                  355       380                180       193            535        573
California Statewide Communities Development
   Authority, Henry Mayo Newhall Memorial
   Hospital (CMI)
   5.000%, 10/01/2020                                      500       504                 --        --            500        504
   5.000%, 10/01/2027                                       --        --                400       394            400        394

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
California Statewide Communities Development
   Authority, Henry Mayo Newhall Memorial,
   Series B (AMBAC) (CMI)
   5.200%, 10/01/2037                                       --        --                500       489            500        489
California Statewide Communities Development
   Authority, Jewish Home (CMI)
   4.500%, 11/15/2019                                       --        --                560       536            560        536
   5.000%, 11/15/2037                                       --        --                500       468            500        468
California Statewide Communities Development
   Authority, Kaiser Permanente, Series C,
   Mandatory Put 06/01/2012 @ 100
   3.850%, 11/01/2029                                    1,000       995                 --        --          1,000        995
California Statewide Communities Development
   Authority, Redlands Community Hospital,
   Series A (RAAI)
   5.000%, 04/01/2015                                       --        --                500       507            500        507
California Statewide Communities Development
   Authority, St. Joseph, Series B (FGIC)
   5.500%, 07/01/2027                                      250       254                850       865          1,100      1,119
California Statewide Communities Development
   Authority, St. Joseph, Series C (FGIC)
   5.500%, 07/01/2027                                      500       509                 --        --            500        509
Loma Linda University Medical Center,
   Hospital Revenue, Series A
   5.000%, 12/01/2015                                      600       609                400       406          1,000      1,015
Marysville Hospital, Fremont Rideout Health
   Project, Series A (AMBAC)
   5.000%, 01/01/2010                                      500       514                 --        --            500        514
Puerto Rico Industrial, Tourist, Educational,
   Medical & Environmental Control
   Facilities, Hospital de la Concepcion,
   Series A
   5.500%, 11/15/2009                                      650       671                 --        --            650        671
Sierra View Health Care District
   5.250%, 07/01/2024                                      500       488                500       488          1,000        976
   5.300%, 07/01/2026                                       --        --              1,000       973          1,000        973
Turlock California Health Facilities Revenue,
   Emanuel Medical Center
   5.000%, 10/15/2024                                      700       636                300       272          1,000        908
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         9,730     9,779              8,300     8,156         18,030     17,935
                                                    ----------   -------         ----------   -------     ----------   --------
HOUSING - 2.7%
Aztec Shops, California State Auxiliary
   Organization, San Diego State University
   5.400%, 09/01/2011                                    1,035     1,064                 --        --          1,035      1,064
California State Department of Veterans
   Affairs, Series C (AMT)
   5.500%, 12/01/2019                                       --        --                180       182            180        182

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
California Rural Home Mortgage Finance
   Authority, Single Family Mortgage, Series
   B (AMT) (FNMA) (GNMA)
   5.650%, 06/01/2010                                       --        --                  5         5              5          5
California Rural Home Mortgage Finance
   Authority, Single Family Mortgage, Series
   D (AMT) (FNMA) (GNMA)
   5.250%, 06/01/2010                                        5         5                 --        --              5          5
California Statewide Communities Development
   Authority, Equity Residential, Series B,
   Mandatory Put 06/15/2009 @ 100
   5.200%, 12/01/2029                                      500       500                 --        --            500        500
Ventura County Area Housing Authority, Mira
   Vista Senior Apartments, Series A (AMBAC)
   (AMT)
   5.150%, 12/01/2031                                       --        --              1,000       961          1,000        961
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         1,540     1,569              1,185     1,148          2,725      2,717
                                                    ----------   -------         ----------   -------     ----------   --------
LEASE REVENUE - 7.7%
Apple Valley Public Financing Authority,
   Lease Revenue, Town Hall Annex Project,
   Series A (AMBAC)
   4.500%, 09/01/2017                                      535       538                 --        --            535        538
   5.000%, 09/01/2027                                       --        --                500       491            500        491
California State Public Works Board,
   California Community Colleges, Series A
   4.875%, 12/01/2018                                      200       203                 --        --            200        203
California State Public Works Board,
   California Community Colleges, Series B
   5.500%, 06/01/2019                                       --        --              1,035     1,098          1,035      1,098
California State Public Works Board,
   Department of Corrections &
   Rehabilitation, Series F (FGIC)
   5.000%, 11/01/2016                                    1,500     1,574                 --        --          1,500      1,574
California State Public Works Board,
   Department of Health Services, Series A
   (MBIA)
   5.200%, 11/01/2012                                      500       515                 --        --            500        515
California State Public Works Board,
   Department of Mental Health, Series A
   5.500%, 06/01/2016                                      540       584                 --        --            540        584
Golden State Tobacco Securitization
   Corporation, California Tobacco
   Settlement, Convertible CABs, Series A
   (FSA)
   0.000% through 06/01/2010, thereafter
   4.550%, 06/01/2022 (c)                                  150       125              1,750     1,466          1,900      1,591
Los Angeles Community Redevelopment Agency,
   Lease Revenue, Manchester Social Services
   Project (AMBAC)
   5.000%, 09/01/2016                                    1,200     1,255                 --        --          1,200      1,255
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         4,625     4,794              3,285     3,055          7,910      7,849
                                                    ----------   -------         ----------   -------     ----------   --------
MISCELLANEOUS -5.1%
California Infrastructure & Economic
   Development, Salvation Army Western
   (AMBAC)

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
   4.000%, 09/01/2018                                    1,000       973                 --        --          1,000        973
California Infrastructure & Economic
   Development Bank, Walt Disney Family
   Museum
   5.250%, 02/01/2033                                       --        --                200       201            200        201
Golden West Schools Financing Authority,
   Series A (MBIA)
   5.700%, 02/01/2013                                      720       788                 --        --            720        788
   5.750%, 02/01/2014                                      520       576                250       277            770        853
   5.800%, 08/01/2022                                       --        --                320       366            320        366
   5.800%, 08/01/2023                                       --        --                345       395            345        395
Golden West Schools Financing Authority,
   Series A, Zero Coupon Bond (MBIA)
   4.017%, 02/01/2012 (d)                                  535       464                 --        --            535        464
Sacramento City Financing Authority,
   Pre-refunded 06/01/2010 @ 101
   5.400%, 06/01/2018 (b)                                   --        --                455       483            455        483
   5.500%, 06/01/2023 (b)                                   --        --                645       687            645        687
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         2,775     2,801              2,215     2,409          4,990      5,210
                                                    ----------   -------         ----------   -------     ----------   --------
RECREATIONAL FACILITY AUTHORITY - 1.3%
California Infrastructure & Economic
   Development, Performing Arts Center
   4.000%, 12/01/2015                                      220       221                 --        --            220        221
California State University Fresno
   Association, Auxiliary Organization Event
   Center, Pre-refunded 07/01/2012 @ 101
   6.000%, 07/01/2022 (b)                                  500       555                500       555          1,000      1,110
                                                    ----------   -------         ----------   -------     ----------   --------
                                                           720       776                500       555          1,220      1,331
                                                    ----------   -------         ----------   -------     ----------   --------
TAX REVENUE - 10.6%
Antioch Area Public Facilities Financing
   Agency, Special Tax, Community Facilities
   District #1989-1 (AMBAC)
   4.000%, 08/01/2018                                    1,000       970                 --        --          1,000        970
Corona Redevelopment Agency, Tax Allocation,
   Temescal Canyon Project Area, Series A
   (AGTY)
   4.125%, 11/01/2017                                      205       207                 --        --            205        207
Fortuna Public Financing Authority (AGTY)
   5.000%, 11/01/2038                                       --        --                500       501            500        501
Grass Valley Community Redevelopment Agency,
   Tax Allocation
   6.400%, 12/01/2034                                       --        --                400       411            400        411
Long Beach Community Facilities District #5,
   Towne Center Special Tax,
   Pre-refunded 10/01/2008 @ 100
   6.100%, 10/01/2012 (b)                                  165       167                250       252            415        419
Los Angeles
   5.625%, 03/01/2019                                       --        --                200       209            200        209

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
Los Angeles County Community Facilities
   District #3, Special Tax, Series A (AMBAC)
   5.250%, 09/01/2018                                       --        --                715       738            715         738
Murrieta Community Facilities District #2,
   The Oaks Area
   5.750%, 09/01/2020                                      250       249                125       124            375         373
Norco, Special Tax, Community Facilities
   District #97-1 (AGTY)
   4.500%, 10/01/2016                                      260       270                 --        --            260         270
   4.875%, 10/01/2030                                       --        --                500       500            500         500
Palm Desert Financing Authority, Tax
   Allocation Revenue, Project Area #4,
   Series A (MBIA)
   4.750%, 10/01/2013                                      500       522                 --        --            500         522
   5.000%, 10/01/2029                                       --        --              1,000       986          1,000         986
Poway Unified School District, Special Tax,
   Community Facilities District #6-4
   5.000%, 09/01/2023                                      400       384                250       240            650         624
Rancho Cucamonga Redevelopment Agency,
   Series A (MBIA)
   4.125%, 09/01/2018                                      310       301                 --        --            310         301
   5.000%, 09/01/2034                                       --        --                500       487            500         487
San Bernardino Redevelopment Agency, Tax
   Allocation Revenue, San Sevaine
   Redevelopment Project, Series A (RAAI)
   5.000%, 09/01/2016                                      500       499                350       350            850         849
San Francisco City & County Redevelopment
   Financing Authority, Tax Allocation
   Revenue, Mission Bay North Redevelopment
   Project, Series B (RAAI)
   4.000%, 08/01/2012                                      295       291                 --        --            295         291
   4.100%, 08/01/2014                                      325       316                 --        --            325         316
   4.250%, 08/01/2016                                      250       239                 --        --            250         239
   4.375%, 08/01/2018                                       --        --                380       357            380         357
Sand City Redevelopment Agency Tax Allocation
   Revenue, Series A (AGTY)
   4.000%, 11/01/2019                                      315       313                 --        --            315         313
Soledad Redevelopment Agency, Tax Allocation
   Revenue, Series A (XLCA)
   4.500%, 12/01/2016                                      205       206                 --        --            205         206
South Tahoe Redevelopment Agency, Special
   Tax, Community Facilities District #2001-1
   4.400%, 10/01/2015                                       --        --                120       116            120         116
   4.500%, 10/01/2016                                       --        --                125       116            125         116
   4.600%, 10/01/2018                                      280       251                 --        --            280         251
Stockton Public Financing Revenue, Assessment
   Districts, Senior Lien, Series A (RAAI)
   4.375%, 09/02/2020                                       --        --                365       335            365         335
                                                    ----------   -------         ----------   -------

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
                                                         5,260     5,185              5,780     5,722         11,040      10,907
                                                    ----------   -------         ----------   -------     ----------   ---------
TRANSPORTATION-- 1.1%
Alameda Corridor Transportation Authority,
   Zero Coupon Bond (AMBAC)
   4.570%, 10/01/2014 (d)                                1,000       754                 --        --          1,000         754
Puerto Rico Commonwealth Highway &
   Transportation Authority, Series X (MBIA)
   5.500%, 07/01/2015                                       --        --                100       105            100         105
San Francisco Airport Commission, SFO Fuel
   Company (AMT) (FSA)
   5.625%, 01/01/2012                                       --        --                250       255            250         255
                                                    ----------   -------         ----------   -------     ----------   ---------
                                                         1,000       754                350       360          1,350       1,114
                                                    ----------   -------         ----------   -------     ----------   ---------
UTILITIES - 8.8%

Banning Water Utility Authority, Enterprise
   Revenue, Referendum and Improvement
   Projects (FGIC)
   5.000%, 11/01/2020                                    1,025     1,034                 --        --          1,025       1,034
Banning Water Utility Authority, Enterprise
   Revenue, Referendum and Improvement
   Projects (FGIC)
   5.000%, 11/01/2023                                       --        --              1,040     1,034          1,040       1,034
California Municipal Financial Authority,
   Solid Waste Disposal Revenue, Waste
   Management Incorporated Project, Mandatory
   Put 09/01/2009 @ 100 (AMT)
   4.100%, 09/01/2014                                      750       748                 --        --            750         748
California Pollution Control Financing
   Authority, Solid Waste Disposal Revenue,
   Waste Management Incorporated Project,
   Series A-2 (AMT)
   5.400%, 04/01/2025                                       --        --                500       461            500         461
California Pollution Control Financing
   Authority, Solid Waste Disposal Revenue,
   Waste Management Incorporated Project,
   Series B  (AMT)
   5.000%, 07/01/2027                                      250       217                250       217            500         434
California Statewide Communities Development
   Authority, Pollution Control Revenue,
   Southern California Edison Company,
   Series A, Mandatory Put 04/01/2013 @ 100
   (XLCA)
   4.100%, 04/01/2028                                      500       489                 --        --            500         489
California Statewide Communities Development
   Authority, Water Revenue, Series B (FSA)
   4.250%, 10/01/2017                                      285       289                 --        --            285         289
Chino Basin Regional Financing Authority,
   Inland Empire Utility Agency Sewer
   Project, Pre-refunded 11/01/2009 @ 101
   (MBIA)
   5.200%, 11/01/2011 (b)                                  405       425                 --        --            405         425
Compton Sewer Authority (IBC) (MBIA)
   5.375%, 09/01/2023                                       --        --              1,150     1,176          1,150       1,176
Imperial, Wastewater Treatment Facility
   (FGIC)
   5.000%, 10/15/2020                                    1,000     1,003                 --        --          1,000       1,003

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
Richmond Wastewater Systems, Pre-refunded
   08/01/2009 @ 102 (FGIC)
   5.200%, 08/01/2011 (b)                                  500       527                 --        --            500         527
Signal Hill, Water Revenue (MBIA)
   4.375%, 11/01/2018                                      345       346                 --        --            345         346
South Bayside Waste Management Authority
   (AMBAC)
   5.750%, 03/01/2020                                       --        --                150       155            150         155
Southern California Public Power Authority,
   Natural Gas Project Revenue, Project #1,
   Series A
   5.250%, 11/01/2020                                      500       500                 --        --            500         500
Whittier Utility Authority (MBIA)
   4.400%, 06/01/2017                                      305       311                 --        --            305         311
   4.500%, 06/01/2018                                       65        66                 --        --             65          66
                                                    ----------   -------         ----------   -------     ----------   ---------
                                                         5,930     5,955              3,090     3,043          9,020       8,998
                                                    ----------   -------         ----------   -------     ----------   ---------
TOTAL REVENUE BONDS                                     40,025    40,057             30,730    30,447         70,755      70,504
                                                    ----------   -------         ----------   -------     ----------   ---------
GENERAL OBLIGATIONS - 21.5%
Acalanes Unified High School District, Zero
   Coupon Bond, Pre-refunded 08/01/2010
   @ 70.92 (FGIC)
   3.024%, 08/01/2016 (b) (d)                               --        --                700       466            700         466
Alisal Union School District, Series C, Zero
   Coupon Bond (FGIC)
   2.619%, 08/01/2008 (d)                                  860       858                 --        --            860         858
Baldwin Park Unified School District Election
   of 2002, Zero Coupon Bond (AMBAC)
   5.354%, 08/01/2020 (d)                                1,000       528                 --        --          1,000         528
Bassett Unified School District Election of
   2006 (FSA)
   5.000%, 08/01/2027                                       --        --                500       516            500         516
Burlingame Elementary School District,
   Series A
   5.000%, 08/01/2032                                       --        --                255       259            255         259
California State
   5.000%, 02/01/2017                                    1,000     1,041                 --        --          1,000       1,041
   5.000%, 02/01/2024                                       --        --                700       710            700         710
   5.125%, 04/01/2024                                      500       509                 --        --            500         509
   4.500%, 08/01/2026                                       --        --                500       475            500         475
California State, Pre-refunded 10/01/2010 @
   100
   5.250%, 10/01/2019 (b)                                   --        --                 35        37             35          37
   5.250%, 10/01/2019 (b)                                   --        --                105       111            105         111
   5.250%, 10/01/2019 (b)                                   --        --                460       484            460         484
California State, Water Reservoir
   Development, Series Q
   4.750%, 03/01/2020                                      200       200                 --        --            200         200
Foothill-De Anza Community College District
   6.000%, 08/01/2011                                      300       321                 --        --            300         321
Fresno Unified School District, Series A
   (MBIA)
   6.050%, 08/01/2011                                      500       539                 --        --            500         539

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
Grant Joint Union High School District,
   Capital Appreciation, Election 2006, Zero
   Coupon Bond (FSA)
   5.272%, 08/01/2026 (d)                                  650       254                 --        --            650        254
Hemet Unified School District, 2006 Election,
   Series B (AGTY)
   5.000%, 08/01/2030                                       --        --                600       611            600        611
Jefferson Union High School District, San
   Mateo County, Series A (MBIA)
   6.250%, 02/01/2014                                      300       322                 --        --            300        322
   6.250%, 08/01/2020                                       --        --                460       504            460        504
Los Angeles Unified School District, Election
   2002, Series B (AMBAC)
   4.500%, 07/01/2025                                       --        --              1,925     1,850          1,925      1,850
Los Angeles Unified School District Election
   of 2005, Series C (AMBAC)
   5.000%, 07/01/2015                                    1,000     1,072                 --        --          1,000      1,072
Los Angeles Unified School District, Series
   A-1 (FSA)
   4.500%, 07/01/2024                                       --        --                225       222            225        222
Lucia Mar Unified School District (FGIC)
   5.250%, 08/01/2022                                       --        --                150       160            150        160
Oakland, Series A (MBIA)
   5.000%, 01/15/2026                                      185       187                250       253            435        440
Palm Springs Unified School District,
   Election 2004, Series B (FSA)
   4.750%, 08/01/2035                                       --        --              2,060     2,014          2,060      2,014
Pomona Unified School District, Series A
   (MBIA)
   6.150%, 08/01/2015                                      500       551                 --        --            500        551
   5.950%, 02/01/2017                                       --        --                855       908            855        908
Puerto Rico Commonwealth, Government
   Development, Series B
   5.000%, 12/01/2014                                       --        --                200       201            200        201
Puerto Rico Commonwealth, Series B (FSA)
   6.500%, 07/01/2015                                    1,000     1,145                 --        --          1,000      1,145
Puerto Rico Commonwealth, Series C-7 (MBIA)
   6.000%, 07/01/2027                                       --        --                250       261            250        261
Redondo Beach Unified School District,
   Election 2008, Series A
   4.250%, 08/01/2021                                      545       534                 --        --            545        534
Roseville Joint Union High School District,
   Election of 2004, Series B (FGIC)
   5.000%, 08/01/2018                                      550       579                 --        --            550        579
Roseville Joint Union High School District,
   Series E
   5.200%, 08/01/2020                                      600       621                 --        --            600        621
Sacramento Unified School District, Series A,
   Pre-refunded 07/01/2009 @ 102

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
   5.750%, 07/01/2017 (b)                                   --        --                400       424            400        424
San Francisco City & County Unified School
   District, 2003 Election, Series C (MBIA)
   4.500%, 06/15/2026                                       --        --                500       472            500        472
San Mateo Unified High School District,
   Series B, Zero Coupon Bond (FGIC)
   4.757%, 09/01/2017 (d)                                1,000       650                 --        --          1,000        650
Upland Unified School District, Election
   2008, Series A (FSA)
   4.000%, 08/01/2020                                      150       146                 --        --            150        146
Walnut Valley Unified School District,
   Series A, Pre-refunded 08/01/2010 @ 102
   (FSA)
   5.000%, 08/01/2012 (b)                                  255       272                 --        --            255        272
West Covina Unified School District, Series A
   (MBIA)
   5.350%, 02/01/2020                                      770       782                 --        --            770        782
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL GENERAL OBLIGATIONS                               11,865    11,111             11,130    10,938         22,995     22,049
                                                    ----------   -------         ----------   -------     ----------   --------
CERTIFICATES OF PARTICIPATION - 4.0%
Escondido, Series A (FGIC)
   5.625%, 09/01/2020                                       --        --                140       146            140        146
Escondido, Series A, Pre-refunded 09/01/2010
   @ 101 (FGIC)
   5.625%, 09/01/2020 (b)                                   --        --                160       172            160        172
Grossmont Unified High School District,
   Pre-refunded 09/01/2008 @ 102 (FSA)
   5.400%, 09/01/2013 (b)                                  300       308                 --        --            300        308
Kern County Board of Education, Series A
   (MBIA)
   5.200%, 05/01/2012                                      325       334                 --        --            325        334
Los Angeles County Schools, Regionalized
   Business Services Financing Project,
   Series A
   5.000%, 09/01/2008                                      200       201                 --        --            200        201
Los Angeles, Sonnenblick del Rio Senior Lien
   (AMBAC)
   6.000%, 11/01/2019                                       --        --                330       350            330        350
Los Angeles, Sonnenblick Del Rio, West Los
   Angeles (AMBAC)
   5.375%, 11/01/2010                                      305       314                 --        --            305        314
Poway California (AMBAC)
   4.500%, 08/01/2016                                      585       594                 --        --            585        594
Ramona Unified School District, Convertible
   CABs (FGIC)
   0.000% through 05/01/2012, thereafter
   5.000%, 05/01/2032 (c)                                   --        --                500       405            500        405
Ridgecrest Civic Center Project, Pre-refunded
   03/01/2009 @ 101
   6.250%, 03/01/2021 (b)                                   --        --                250       260            250        260

First American California Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                California Intermediate Tax   California Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
Roseville Water Utility (MBIA)
   4.750%, 12/01/2023                                       --        --                750       752            750        752
Travis Unified School District (FGIC)
   4.500%, 09/01/2016                                      300       301                 --        --            300        301
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL CERTIFICATES OF PARTICIPATION                      2,015     2,052              2,130     2,085          4,145      4,137
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL MUNICIPAL BONDS
   (COST $53,161 AND $43,721, RESPECTIVELY)             53,905    53,220             43,990    43,470         97,895     96,690
                                                    ----------   -------         ----------   -------     ----------   --------
SHORT-TERM INVESTMENT - 4.6%
Blackrock Liquidity Funds
   (COST $3,525 AND $1,157, RESPECTIVELY)            3,524,936     3,525          1,156,683     1,157      4,681,619      4,682
                                                                 -------                      -------                  --------
TOTAL INVESTMENTS - 99.0%
(COST $56,686 AND $44,878, RESPECTIVELY)                          56,745                       44,627                   101,372
                                                                 -------                      -------                  --------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                             642                          414                     1,056
                                                                 -------                      -------                  --------
TOTAL NET ASSETS - 100.0%                                        $57,387                      $45,041                  $102,428
                                                                 =======                      =======                  ========

Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

Pre-refunded issues are typically backed by U.S. government obligations, which ensure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of June 30, 2008.

AGTY - Assured Guaranty

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of June 30, 2008, the aggregate market value of securities subject to the AMT was $3,051, which represents 3.0% of total net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

The accompanying notes are an integral part of the unaudited pro forma financial statements.

FIRST AMERICAN CALIFORNIA TAX FREE FUND
FIRST AMERICAN CALIFORNIA INTERMEDIATE TAX FREE FUND
NOTES TO UNAUDITED PRO FORMA COMBINED FINANCIAL STATEMENTS
JUNE 30, 2008 (000'S OMITTED)

1.   Basis of Combination

     The accompanying Unaudited Pro Forma Combined Financial Statements, including the Statements of Assets and Liabilities, Statements of Operations, and Schedule of Investments (collectively, "Unaudited Pro Forma Financial Statements") reflect the accounts of California Tax Free Fund (the "acquiring fund") and California Intermediate Tax Free Fund (the "acquired fund"), each a series of First American Investment Funds, Inc. The Statements of Assets and Liabilities and Schedule of Investments reflect fund information as if the proposed reorganization occurred as of June 30, 2008. The Statement of Operations reflects fund information as if the proposed reorganization was in effect for the twelve month period ended June 30, 2008. The Unaudited Pro Forma Financial Statements have been derived from books and records utilized in calculating daily net asset values of California Tax Free Fund and California Intermediate Tax Free Fund at June 30, 2008.

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization") substantially all of the assets and liabilities of the acquired fund will become assets and liabilities of the acquiring fund. In exchange for the transfer of assets and liabilities, the acquiring fund will issue to the acquired fund full and fractional shares of the designated share classes of the acquiring fund, and the acquired fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring fund so issued will be in equal value to the full and fractional shares of the acquired fund that are outstanding immediately prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the acquired fund will attach to the acquiring fund and may thereafter be enforced against the acquiring fund to the same extent as if the acquiring fund had incurred them. The Unaudited Pro Forma Financial Statements give effect to the proposed transfer described above.

     The Unaudited Pro Forma Financial Statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the Statements of Operations of the acquiring fund will not be restated for pre-combination period results of the acquired fund. The Unaudited Pro Forma Financial Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2.   Service Providers

     FAF Advisors, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined fund's investment advisor and administrator. U.S. Bancorp Fund Services, LLC ("USBFS") will serve as sub-administrator and transfer agent to the fund. U.S. Bank will serve as the custodian to the fund.

3.   Share Classes and Fees

     The acquiring fund has Class A, Class C, and Class Y shares, which have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements. Class A shares of California Intermediate Tax Free Fund are sold with a maximum front-end sales charge of 2.25% and Class A shares of California Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class C shares, offered only by California Tax Free Fund, may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares of both Funds have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

     The investment advisory fees and distribution fees (less any fee waivers or expense reimbursements in effect during the period) have been charged to the combined Fund based on the fee schedule in effect for California Tax Free Fund at the combined level of average net assets for the periods ended June 30, 2008. The Advisor has contractually agreed to waive fees and reimburse expenses during the current fiscal year so that total fund operating expenses do not exceed 0.65%, 1.15% and 0.50%, respectively, for Class A, Class C and Class Y shares. The Advisor has also contractually agreed, in addition to other fee waivers and expense reimbursements, to reimburse an amount of Class A share 12b-1 fees equal to 0.10% of average daily net assets for California Tax Free Fund through October 31, 2009. These fee waivers may be terminated at any time after October 31, 2009, at the discretion of the Advisor.

4.   Unaudited Pro Forma Adjustments and Unaudited Pro Forma Combined Columns

     The Unaudited Pro Forma Combined Statements of Operations assume similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Unaudited Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity.

5.   Portfolio Valuation, Securities Transactions and Related Income

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. For financial reporting purposes, security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income, including amortization of bond premium and discount, and expenses are recorded on an accrual basis.

6.   Capital Shares

     The Unaudited Pro Forma net asset values per share assume the issuance of Class A and Y shares of the California Tax Free Fund which would have been issued at June 30, 2008 in connection with the proposed Reorganization. Shareholders of the California Intermediate Tax Free Fund would receive Class A and Class Y shares of the California Tax Free Fund based on conversion ratios determined on June 30, 2008. The conversion ratios are calculated by dividing the net asset value of the California Intermediate Tax Free Fund by the net asset value per share of the respective class of the California Tax Free Fund.

7.   Merger Costs

     All costs associated with the Reorganization will be paid by the Advisor.

First American Colorado Tax Free Fund
Unaudited Pro Forma Statements of ASSETS AND LIABILITIES
June 30, 2008, all dollars and shares are rounded to thousands (000), except per share data

                                             Colorado
                                         Intermediate Tax    Colorado Tax
                                            Free Fund,        Free Fund,      Pro Forma    Pro Forma
                                           Target Fund      Acquiring Fund   Adjustments    Combined
                                         ----------------   --------------   -----------   ---------
Unaffiliated investments, at cost             $49,011           $23,232          $ --       $72,243
Affiliated money market fund, at cost             916             1,844            --         2,760
ASSETS:
Unaffiliated investments, at value            $49,530           $23,091          $ --       $72,621
Affiliated money market fund, at value            916             1,844            --         2,760
Receivable for dividends and interest             345               175            --           520
Receivable for capital shares sold                  1                 4            --             5
Receivable from advisor                            --                14            --            14
Prepaid expenses and other assets                   2                 2            --             4
                                              -------           -------          ----       -------
Total assets                                   50,794            25,130            --        75,924
                                              =======           =======          ====       =======
LIABILITIES:
Bank overdraft                                      1                --            --             1
Dividends payable                                 150                62            --           212
Payable for investments purchased                 259               259            --           518
Payable for capital shares redeemed               201               200            --           401
Payable to affiliates                              24                17            --            41
Payable for distribution and
   shareholder servicing fees                       1                 3            --             4
Accrued expenses and other liabilities             26                26            --            52
                                              -------           -------          ----       -------
Total liabilities                                 662               567            --         1,229
                                              -------           -------          ----       -------
Net assets                                     50,132            24,563            --        74,695
                                              =======           =======          ====       =======
COMPOSITION OF NET ASSETS:
Portfolio capital                              49,492            24,548            --        74,040
Undistributed net investment income                 5                15            --            20
Accumulated net realized gain on
   investments                                    116               141            --           257
Net unrealized appreciation
   (depreciation) of investments                  519              (141)           --           378
                                              -------           -------          ----       -------
Net assets                                    $50,132           $24,563          $ --       $74,695
                                              =======           =======          ====       =======
Class A:
Net assets                                    $ 6,199           $ 5,815          $ --       $12,014
Shares issued and outstanding (1)                 609               566            (6)        1,169
Net asset value and redemption price
   per share                                  $ 10.19           $ 10.28          $ --       $ 10.28
Maximum offering price per share (2)          $ 10.42           $ 10.74          $ --       $ 10.74
Class C:
Net assets                                    $   N/A           $ 2,859          $ --       $ 2,859
Shares issued and outstanding (1)                 N/A               279            --           279
Net asset value, offering price, and
   redemption price per share (3)             $   N/A           $ 10.26          $ --       $ 10.26
Class Y:
Net assets                                    $43,933           $15,889          $ --       $59,822

First American Colorado Tax Free Fund
Unaudited Pro Forma Statements of ASSETS AND LIABILITIES
June 30, 2008, all dollars and shares are rounded to thousands (000), except per share data

                                             Colorado
                                         Intermediate Tax    Colorado Tax
                                            Free Fund,        Free Fund,      Pro Forma    Pro Forma
                                           Target Fund      Acquiring Fund   Adjustments    Combined
                                         ----------------   --------------   -----------   ---------
Shares issued and outstanding (1)               4,324             1,543           (55)        5,812
Net asset value, offering price, and
   redemption price per share                  $10.16            $10.29          $ --        $10.29

1    $0.0001 par value - 2 billion authorized for each class

2 The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge

3    Class C has a contingent deferred sales charge.

The accompanying notes are an integral part of the unaudited pro forma financial statements.

First American Colorado Tax Free Fund
Unaudited Pro Forma Statement of OPERATIONS
For the Year Ended June 30, 2008, all dollars are rounded to thousands (000)

                                             Colorado
                                         Intermediate Tax    Colorado Tax
                                            Free Fund,        Free Fund,      Pro Forma    Pro Forma
                                           Target Fund      Acquiring Fund   Adjustments    Combined
                                         ----------------   --------------   -----------   ---------
INVESTMENT INCOME:
Interest from unaffiliated investments        $2,200            $1,163          $  --       $ 3,363
Dividends from affiliated money market
   fund                                           21                17             --            38
                                              ------            ------          -----       -------
Total investment income                        2,221             1,180             --         3,401
EXPENSES:
Investment advisory fees                         234               115             --           349
Administration fees                              110                57             (6)A         161
Transfer agent fees                               60                83            (59)B          84
Custodian fees                                     3                 2             --             5
Legal fees                                        13                13            (11)C          15
Audit fees                                        33                33            (33)D          33
Registration fees                                  5                 6             (5)E           6
Postage and printing fees                          3                 2             --             5
Directors' fees                                   26                27            (23)F          30
Other expenses                                    16                16            (16)G          16
Distribution and shareholder servicing
   fees -- Class A                                15                17             --            32
Distribution and shareholder servicing
   fees -- Class C                                --                18             --            18
                                              ------            ------          -----       -------
Total expenses                                   518               389           (153)          754
Less: Fee waivers                               (182)             (240)            66H         (356)
Less: Indirect payments from custodian            --                --             --            --
                                              ------            ------          -----       -------
Total net expenses                               336               149            (87)          398
                                              ------            ------          -----       -------
Investment income - net                       $1,885            $1,031          $  87       $ 3,003
REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS-NET:
Net realized gain (loss) on
   investments                                $  116            $  144          $  --       $   260
Net change in unrealized appreciation
   or depreciation of investments               (552)             (802)            --        (1,354)
                                              ------            ------          -----       -------
Net gain (loss) on investments                  (436)             (658)            --        (1,094)
                                              ------            ------          -----       -------
Net increase in net assets resulting
   from operations                            $1,449            $  373          $  87       $ 1,909
                                              ======            ======          =====       =======

A    To reflect a reduction in administration fees due to the merger.

B    To reflect a reduction in transfer agent fees due to the merger.

C    To reflect a reduction in legal fees due to the merger.

D    To reflect a reduction in audit fees due to the merger.

E    To reflect a reduction in registration fees due to the merger.

F    To reflect a reduction in Directors' compensation due to the merger.

G    To reflect a reduction in other expenses due to the merger.

H To adjust the expense reimbursement to reflect the net reduction in fees resulting from the merger per the agreement by FAF Advisors, Inc. and its affiliates to waive fees and reimburse other fund expenses following the merger.

The accompanying notes are an integral part of the unaudited pro forma financial statements.

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                Colorado Intermediate Tax   Colorado Tax Free Fund,
                                                  Free Fund, Target Fund         Acquiring Fund         Pro Forma Combined
                                                -------------------------   -----------------------   ----------------------
                                                      PAR/                       PAR/                     PAR/
DESCRIPTION                                          SHARES      VALUE          SHARES      VALUE        SHARES       VALUE
-----------                                        ----------   -------       ----------   -------     ----------   --------
MUNICIPAL BONDS - 97.2%
REVENUE BONDS - 76.4%
CONTINUING CARE RETIREMENT COMMUNITIES - 2.2%
Colorado State Health Facilities Authority,
   Christian Living Communities Project,
   Series A
   5.250%, 01/01/2014                              $      250   $   241       $       --   $    --     $      250   $    241
   5.750%, 01/01/2026                                      --        --              100        91            100         91
Colorado State Health Facilities Authority,
   Covenant Retirement Communities
   5.000%, 12/01/2016                                     500       494               --        --            500        494
   5.250%, 12/01/2025                                      --        --              200       185            200        185
Colorado State Health Facilities Authority,
   Covenant Retirement Communities, Series B
   6.125%, 12/01/2033                                      --        --              350       347            350        347
Illinois Finance Authority, Franciscan
   Communities, Series A
   5.500%, 05/15/2037                                      --        --              225       189            225        189
Illinois Finance Authority, Three Crowns Park
   Plaza, Series A
   5.875%, 02/15/2026                                      --        --              100        91            100         91
                                                   ----------   -------       ----------   -------     ----------   --------
                                                          750       735              975       903          1,725      1,638
                                                   ----------   -------       ----------   -------     ----------   --------
EDUCATION - 12.1%
Anderson, Indiana, Economic Development
   Revenue, Anderson University Project
   5.000%, 10/01/2032                                      --        --              350       299            350        299
Colorado Educational & Cultural Facilities
   Authority, Academy Charter School Project,
   Series A (SMO)
   4.625%, 12/15/2028                                      --        --              330       309            330        309
Colorado Educational & Cultural Facilities
   Authority, Ave Maria School Project (RAAI)
   4.750%, 12/01/2014                                     220       221               --        --            220        221
   4.750%, 12/01/2015                                     230       229               --        --            230        229
   4.850%, 12/01/2025                                      --        --              250       236            250        236
Colorado Educational & Cultural Facilities
   Authority, Ave Maria School Project,
   Pre-refunded 12/01/2010 @ 100 (RAAI)
   6.000%, 12/01/2016 (a)                                  --        --              200       215            200        215
Colorado Educational & Cultural Facilities
   Authority, Charter School, James Irwin
   Foundation (CIFG) (STAID)
   5.000%, 08/01/2027                                      --        --              250       245            250        245
Colorado Educational & Cultural Facilities
   Authority, Cheyenne Mountain Charter
   School, Series A (SMO)
   5.000%, 06/15/2018                                     240       244               --        --            240        244
   5.000%, 06/15/2019                                     255       258               --        --            255        258
   5.000%, 06/15/2020                                     265       266               --        --            265        266
   5.250%, 06/15/2029                                      --        --              500       500            500        500
Colorado Educational & Cultural Facilities
   Authority, Northwest Nazarene
   4.500%, 11/01/2015                                     450       435              240       232            690        667

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                Colorado Intermediate Tax   Colorado Tax Free Fund,
                                                  Free Fund, Target Fund         Acquiring Fund         Pro Forma Combined
                                                -------------------------   -----------------------   ----------------------
                                                      PAR/                       PAR/                     PAR/
DESCRIPTION                                          SHARES      VALUE          SHARES      VALUE        SHARES       VALUE
-----------                                        ----------   -------       ----------   -------     ----------   --------
Colorado Educational & Cultural Facilities
   Authority, Northwest Nazarene,
   Pre-refunded 11/01/2010 @ 102
   4.500%, 11/01/2015 (a)                                 100       105               60        63            160        168
Colorado State Board of Governors University
   Enterprise System Revenue, Series B (FGIC)
   4.250%, 03/01/2017                                     500       495               --        --            500        495
Colorado State Educational & Cultural
   Facilities Authority, Bromley East Charter
   School Project, Escrowed to Maturity
   6.250%, 09/15/2011 (b)                                 230       241               --        --            230        241
Colorado State Educational & Cultural
   Facilities Authority, Classical Academy
   Charter School Project, Escrowed to
   Maturity
   6.375%, 12/01/2011 (b)                                 495       524              350       371            845        895
Colorado State Educational & Cultural
   Facilities Authority, Core Knowledge
   Charter School, Pre-refunded 11/01/2009
   @ 100
   6.850%, 11/01/2016 (a)                                 440       466               --        --            440        466
Colorado State Educational & Cultural
   Facilities Authority, Front Range
   Christian School Project (LOC: Evangelical
   Christian, Wescorp Credit Union)
   4.500%, 04/01/2018                                     225       224               --        --            225        224
   4.500%, 04/01/2019                                     240       237               --        --            240        237
   5.000%, 04/01/2037                                      --        --              750       712            750        712
Fort Lewis College Board, Trustees Enterprise
   Revenue, Series A (FGIC)
   4.375%, 10/01/2020                                      --        --              100        96            100         96
Fort Lewis College Board, Trustees Enterprise
   Revenue, Series B-1 (FGIC)
   4.250%, 10/01/2019                                     625       603               --        --            625        603
   4.375%, 10/01/2020                                     725       699               --        --            725        699
University of Colorado Enterprise System
   Revenue, University of Colorado Regents
   (MBIA)
   5.000%, 06/01/2032                                      --        --              500       504            500        504
                                                   ----------   -------       ----------   -------     ----------   --------
                                                        5,240     5,247            3,880     3,782          9,120      9,029
                                                   ----------   -------       ----------   -------     ----------   --------
HEALTHCARE - 23.2%
Aspen Valley Hospital
   4.375%, 10/15/2014                                     560       549               --        --            560        549
Boulder County Longmont United Hospital
   Project (RAAI)
   5.300%, 12/01/2010                                      --        --              330       340            330        340
Colorado Health Facilities Revenue, Valley
   View Hospital Association
   5.500%, 05/15/2028                                      --        --              400       391            400        391
Colorado Health Facilities, Class B
   5.250%, 03/01/2036                                      --        --            1,000     1,010          1,000      1,010
Colorado Health Facilities, Parkview Medical
   Center Project, Series B
   5.000%, 09/01/2029                                      --        --              355       334            355        334
Colorado Springs Hospital Revenue, Series B
   (AMBAC)
   6.500%, 12/15/2024 (c)                                 700       700              350       350          1,050      1,050
Colorado State Health Facilities Authority,
   Adventist Health, Sunbelt, Series E
   5.000%, 11/15/2012                                     500       517               --        --            500        517
Colorado State Health Facilities Authority,
   Boulder Hospital (MBIA)
   5.000%, 10/01/2010                                     500       520               --        --            500        520

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                Colorado Intermediate Tax   Colorado Tax Free Fund,
                                                  Free Fund, Target Fund         Acquiring Fund         Pro Forma Combined
                                                -------------------------   -----------------------   ----------------------
                                                      PAR/                       PAR/                     PAR/
DESCRIPTION                                          SHARES      VALUE          SHARES      VALUE        SHARES       VALUE
-----------                                        ----------   -------       ----------   -------     ----------   --------
Colorado State Health Facilities Authority,
   Evangelical Lutheran, Series A
   5.250%, 06/01/2034                                      --        --              230       215            230        215
Colorado State Health Facilities Authority,
   Evangelical Lutheran, Unrefunded
   6.900%, 12/01/2025                                     135       143               60        63            195        206
Colorado State Health Facilities Authority,
   Evangelical Lutheran, Pre-refunded
   12/01/2010 @ 102
   6.900%, 12/01/2025 (a)                                 215       239               90       100            305        339
Colorado State Health Facilities Authority,
   Evangelical Lutheran Project
   5.000%, 06/01/2016                                     250       253              100       101            350        354
Colorado State Health Facilities Authority,
   Health & Residential Care Facilities,
   Volunteers of America, Series A
   5.000%, 07/01/2015                                     500       478               --        --            500        478
   5.250%, 07/01/2027                                      --        --              300       260            300        260
Colorado State Health Facilities Authority,
   Longmont United Hospital, Series B (RAAI)
   5.250%, 12/01/2013                                     860       885               --        --            860        885
   4.625%, 12/01/2024                                      --        --              325       298            325        298
Colorado State Health Facilities Authority,
   National Jewish Medical & Research Center
   Project
   5.375%, 01/01/2016                                     700       701              300       301          1,000      1,002
Colorado State Health Facilities Authority,
   Parkview Medical Center
   5.750%, 09/01/2008                                     250       251               --        --            250        251
Colorado State Health Facilities Authority,
   Parkview Medical Center, Escrowed to
   Maturity
   5.500%, 09/01/2009 (b)                                 500       519               --        --            500        519
   5.600%, 09/01/2011 (b)                                  --        --              300       322            300        322
Colorado State Health Facilities Authority,
   Parkview Medical Center Project, Series B
   5.000%, 09/01/2018                                     500       499               --        --            500        499
Colorado State Health Facilities Authority,
   Portercare Adventist Project, Pre-refunded
   11/15/2011 @ 101
   6.500%, 11/15/2023 (a)                                  --        --              600       668            600        668
Colorado State Health Facilities Authority,
   Poudre Valley Health Care, Series F
   5.000%, 03/01/2025                                      --        --              350       329            350        329
Colorado State Health Facilities Authority,
   The Devereux Foundation (RAAI)
   4.200%, 11/01/2013                                      80        78               --        --             80         78
Colorado State Health Facilities Authority,
   Vail Valley Medical Center Project
   5.000%, 01/15/2013                                     300       306               --        --            300        306
   5.000%, 01/15/2020                                      --        --              250       244            250        244
   5.750%, 01/15/2022                                     800       810               --        --            800        810
   5.800%, 01/15/2027                                      --        --              500       505            500        505
Colorado State Health Facilities Authority,
   Valley View Hospital Association Project,
   Series A (RAAI)
   5.000%, 05/15/2012                                     165       168               --        --            165        168

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                 Colorado Intermediate Tax     Colorado Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
   5.000%, 05/15/2013                                      500       508                 --        --            500        508
Colorado State Health Facilities Authority,
   Yampa Valley Medical Center Project
   5.000%, 09/15/2013                                      410       411                 --        --            410        411
Delta County Memorial Hospital District
   5.350%, 09/01/2017                                      500       500                220       220            720        720
Denver Health & Hospital Authority,
   Healthcare Revenue, Series A
   4.750%, 12/01/2027                                       --        --                250       219            250        219
Halifax Medical Center, Hospital Revenue,
   Series A
   5.000%, 06/01/2038                                       --        --                325       281            325        281
Iowa Finance Authority, Health Facilities
   Revenue, Care Initiatives Project,
   Series A
   5.000%, 07/01/2020                                       --        --                100        88            100         88
La Junta County Hospital, Arkansas Valley
   Regional Medical Center Project
   5.500%, 04/01/2009                                      355       360                 --        --            355        360
   6.100%, 04/01/2024                                       --        --                100       101            100        101
Montrose Memorial Hospital
   5.300%, 12/01/2013                                      260       264                 --        --            260        264
   5.450%, 12/01/2014                                      390       398                 --        --            390        398
   6.375%, 12/01/2023                                       --        --                130       135            130        135
New Hampshire Health & Educational Facilities
   Authority, The Memorial Hospital
   5.250%, 06/01/2036                                       --        --                100        88            100         88
University of Colorado Hospital Authority,
   Pre-refunded 11/15/2011 @ 100
   5.000%, 11/15/2014 (a)                                  300       316                 --        --            300        316
                                                    ----------   -------         ----------   -------     ----------   --------
                                                        10,230    10,373              7,065     6,963         17,295     17,336
                                                    ----------   -------         ----------   -------     ----------   --------
HOUSING - 2.9%
Colorado State Housing & Finance Authority,
   Multifamily Project, Class I, Series B-4
   5.900%, 04/01/2031                                       --        --                100       102            100        102
Colorado State Housing & Finance Authority,
   Series E-2 (AMT)
   7.000%, 02/01/2030                                       --        --                 40        42             40         42
Colorado State Housing & Finance Authority,
   Single Family Housing Program, Series
   B-2 (AMT)
   7.100%, 04/01/2017                                       --        --                 20        21             20         21
Denver City & County Housing Authority,
   Capital Funding Program, Three Towers
   Rehabilitation Project (AMT) (FSA)
   4.000%, 05/01/2012                                      270       268                 --        --            270        268
   4.000%, 11/01/2012                                      270       268                 --        --            270        268
   4.550%, 11/01/2017                                    1,000       977                 --        --          1,000        977
   5.200%, 11/01/2027                                      250       245                250       245            500        490
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         1,790     1,758                410       410          2,200      2,168
                                                    ----------   -------         ----------   -------     ----------   --------
LEASE REVENUE - 0.7%
Puerto Rico Public Buildings Authority,
   Government Facilities, Series M-2,
   Mandatory Put 07/01/2017 @ 100 (AMBAC)
   (COMGTY)
   5.500%, 07/01/2035                                      500       511                 --        --            500        511
                                                    ----------   -------         ----------   -------     ----------   --------

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                  Colorado Intermediate Tax    Colorado Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                  -------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
MISCELLANEOUS - 5.1%
Colorado Educational & Cultural Facilities
   Authority, Colorado Public Radio
   4.800%, 07/01/2009                                      250       253                 --        --            250        253
   4.900%, 07/01/2010                                      265       270                 --        --            265        270
Colorado Educational & Cultural Facilities
   Authority, National Conference of State
   Legislatures
   5.250%, 06/01/2013                                      700       725                 --        --            700        725
   5.250%, 06/01/2021                                       --        --                750       757            750        757
Denver City & County, Helen G. Bonfils
   Foundation Project, Series B
   5.125%, 12/01/2017                                      900       901                100       100          1,000      1,001
High Plains Metropolitan District, Series B
   (LOC: Compass Bank)
   4.375%, 12/01/2015                                      785       794                 --        --            785        794
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         2,900     2,943                850       857          3,750      3,800
                                                    ----------   -------         ----------   -------     ----------   --------
RECREATIONAL FACILITY AUTHORITY - 0.6%
Hyland Hills Metropolitan Park & Recreation
   District, Series A
   6.100%, 12/15/2009                                      210       212                 --        --            210        212
Hyland Hills Metropolitan Park & Recreation
   District, Special Revenue (ACA)
   5.000%, 12/15/2015                                      300       293                 --        --            300        293
                                                    ----------   -------         ----------   -------     ----------   --------
                                                           510       505                 --        --            510        505
                                                    ----------   -------         ----------   -------     ----------   --------
REVOLVING FUND - 0.1%
Colorado Water Resource & Power Development
   Authority, Small Water Resources, Series A
   (FGIC)
   5.700%, 11/01/2015                                       55        56                 --        --             55         56
                                                    ----------   -------         ----------   -------     ----------   --------
TAX REVENUE - 3.7%
Douglas County Sales & Use Tax Revenue (FSA)
   5.625%, 10/15/2020                                       --        --                200       210            200        210
Highlands Ranch Metropolitan School District
   #2 (FSA)
   5.000%, 06/15/2016                                       --        --                 20        20             20         20
Larimer County Sales & Use Tax (AMBAC)
   5.000%, 12/15/2010                                      300       315                 --        --            300        315
Larimer County Sales & Use Tax, Pre-refunded
   12/15/2010 @ 100 (AMBAC)
   5.625%, 12/15/2018 (a)                                   --        --                100       107            100        107
Longmont Sales & Use Tax, Pre-refunded
   11/15/2010 @ 100
   5.500%, 11/15/2015 (a)                                  500       531                 --        --            500        531
Park Meadows Business Improvement District,
   Shared Sales Tax
   5.000%, 12/01/2017                                      250       243                 --        --            250        243
   5.300%, 12/01/2027                                       --        --                475       445            475        445
Superior Open Space Sales & Use Tax
   4.500%, 06/01/2013                                      100        99                 --        --            100         99
   4.600%, 06/01/2014                                      225       223                 --        --            225        223
   5.000%, 06/01/2026                                       --        --                330       312            330        312
Westminster Special Purpose Sales & Use Tax,
   Post Project, Series D (FSA)
   4.250%, 12/01/2018                                      250       253                 --        --            250        253
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         1,625     1,664              1,125     1,094          2,750      2,758
                                                    ----------   -------         ----------   -------     ----------   --------
TRANSPORTATION - 13.4%
Colorado Department of Transportation (AMBAC)
   6.000%, 06/15/2010                                    1,000     1,060                 --        --          1,000      1,060

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                 colorado Intermediate Tax     colorado Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
E-470 Public Highway Authority, Series B,
   Zero Coupon Bond (MBIA)
   5.147%, 09/01/2017 (d)                                1,575       988                 --        --          1,575        988
   5.337%, 09/01/2019 (d)                                  960       533                 --        --            960        533
   5.640%, 09/01/2022 (d)                                1,000       455                 --        --          1,000        455
E-470 Public Highway Authority, Series C,
   Convertible CABs (MBIA) 0.000% through
   09/01/2011, thereafter 5.000%, 09/01/2017
   (e)                                                     500       427                 --        --            500        427
E-470 Public Highway Authority, Series D1
   (MBIA)
   5.500%, 09/01/2024                                       --        --                300       305            300        305
Eagle County Air Terminal Revenue, Airport
   Terminal Improvement Project, Series B
   (AMT)
   5.250%, 05/01/2020                                      130       116                 75        67            205        183
Northwest Parkway Public Highway Authority,
   Convertible CABs, Escrowed to Maturity
   (FSA) 0.000% through 06/15/2011,
   thereafter 5.200%, 06/15/2014 (b) (e)                   750       695                750       695          1,500      1,390
Northwest Parkway Public Highway Authority,
   Convertible CABs, Escrowed to Maturity
   (AMBAC) 0.000% through 06/15/2011,
   thereafter 5.250%, 06/15/2015 (b) (e)                 2,000     1,863                500       466          2,500      2,329
Northwest Parkway Public Highway Authority,
   Convertible CABs, Escrowed to Maturity
   (FSA) 0.000% through 06/15/2011,
   thereafter 5.350%, 06/15/2016 (b) (e)                 1,000       936                 --        --          1,000        936
Northwest Parkway Public Highway Authority,
   Convertible CABs, Pre-refunded 06/15/2016
   @ 100 (AMBAC) 0.000% through 06/15/2011,
   thereafter 5.700%, 06/15/2021 (a) (d)                    --        --              1,000       950          1,000        950
Walker Field Public Airport Authority Revenue
   4.500%, 12/01/2016                                      275       260                 --        --            275        260
   4.750%, 12/01/2027                                       --        --                250       216            250        216
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         9,190     7,333              2,875     2,699         12,065     10,032
                                                    ----------   -------         ----------   -------     ----------   --------
UTILITIES - 12.4%
Arapahoe County Water & Wastewater Authority,
   Escrowed to Maturity
   5.750%, 12/01/2008 (b)                                  160       163                 --        --            160        163
Arapahoe County Water & Wastewater Authority,
   Pre-refunded 12/01/2009 @ 100
   6.000%, 12/01/2011 (a)                                  185       194                 --        --            185        194
Arkansas River Power Authority
   6.000%, 10/01/2040                                       --        --                225       221            225        221
Aurora Water System Revenue, First Lien,
   Series A
   4.750%, 08/01/2026                                    1,500     1,511                 --        --          1,500      1,511
   4.750%, 08/01/2027                                      225       226                 --        --            225        226
Boulder Water & Sewer, Escrowed to Maturity
   5.750%, 12/01/2010 (b)                                1,545     1,651                 --        --          1,545      1,651
Boulder Water & Sewer, Pre-refunded
   12/01/2010 @ 100
   5.700%, 12/01/2019 (a)                                   --        --                300       320            300        320
Broomfield Water Activity Enterprise (MBIA)
   5.500%, 12/01/2017                                      500       527                 --        --            500        527

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                 Colorado Intermediate Tax     Colorado Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
   5.500%, 12/01/2019                                       --        --                400       420            400        420
Colorado Housing & Finance Authority, Waste
   Disposal Management Income Project (AMT)
   5.700%, 07/01/2018                                       --        --                250       244            250        244
Colorado Water Resource & Power Development
   Authority, Small Water Resources,
   Series A, Pre-refunded 11/01/2010
   @ 100 (FGIC)
   5.700%, 11/01/2015 (a)                                   45        48                 --        --             45         48
Denver City & County Wastewater (FGIC)
   5.250%, 11/01/2017                                    1,260     1,316                 --        --          1,260      1,316
Fort Collins Wastewater Utility Enterprise
   (FSA)
   5.500%, 12/01/2020                                       --        --                300       314            300        314
Inverness Water & Sanitation District,
   Arapahoe & Douglas Counties, Series A
   (RAAI)
   4.250%, 12/01/2016                                      600       569                 --        --            600        569
Public Authority for Colorado Energy
   Natural Gas Revenue
   6.250%, 11/15/2028                                      350       337                150       144            500        481
Puerto Rico Commonwealth, Aqueduct & Sewer
   Authority, Series A (AGTY)
   5.000%, 07/01/2016                                      500       528                 --        --            500        528
Puerto Rico Electric Power Authority, Series
   WW
   5.250%, 07/01/2025                                       --        --                500       504            500        504
                                                    ----------   -------         ----------   -------     ----------   --------
                                                         6,870     7,070              2,125     2,167          8,995      9,237
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL REVENUE BONDS                                     39,660    38,195             19,305    18,875         58,965     57,070
                                                    ----------   -------         ----------   -------     ----------   --------
GENERAL OBLIGATIONS - 16.3%
Antelope Water System
   4.875%, 12/01/2025                                       --        --                175       167            175        167
Arapahoe County School District #5, Cherry
   Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
   5.500%, 12/15/2011 (a)                                1,000     1,046                 --        --          1,000      1,046
Bromley Park Metropolitan District #2,
   Series A (RAAI)
   5.000%, 12/01/2027                                       --        --                500       477            500        477
Cordillera Metropolitan School District,
   Eagle County (RAAI)
   5.000%, 12/01/2013                                      620       630                 --        --            620        630
Denver City & County, Medical Facilities
   4.000%, 08/01/2016                                      500       505                 --        --            500        505
Denver West Metropolitan School District
   4.125%, 12/01/2014                                      150       141                 --        --            150        141
   4.200%, 12/01/2015                                      480       449                 --        --            480        449
Douglas County School District #RE-1,
   Douglas & Elbert Counties, Series B, Zero
   Coupon Bond (FSA) (STAID)
   3.947%, 12/15/2015 (d)                                  335       250                 --        --            335        250
Fiddlers Business Improvement District,
   Greenwood Village, Series 1 (ACA)
   4.250%, 12/01/2015                                      460       434                 --        --            460        434
   4.500%, 12/01/2027                                       --        --                375       307            375        307
Garfield County School District #RE-2 (FSA)
   (STAID)
   5.250%, 12/01/2019                                    1,530     1,608                 --        --          1,530      1,608
Jefferson County School District #R-001
   (MBIA) (STAID)
   6.250%, 12/15/2009                                    1,000     1,055                 --        --          1,000      1,055
McCook, Illinois

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                 Colorado Intermediate Tax     Colorado Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
   5.000%, 12/01/2026                                       --        --                350       342            350        342
Midcities Metropolitan School District #2
   (RAAI)
   5.125%, 12/01/2030                                       --        --                200       193            200        193
North Range Metropolitan District #1 (ACA)
   4.250%, 12/15/2018                                      560       480                 --        --            560        480
   4.500%, 12/15/2031                                       --        --                300       219            300        219
Pueblo County School District #070, Pueblo
   Rural (FGIC) (STAID)
   5.000%, 12/01/2019                                      910       955                 --        --            910        955
Puerto Rico Commonwealth, Public Improvement,
   Series A
   5.250%, 07/01/2026                                       --        --                500       490            500        490
Puerto Rico Commonwealth, Series C-7 (MBIA)
   6.000%, 07/01/2027                                      250       261                250       261            500        522
SBC Metropolitan School District (ACA)
   4.250%, 12/01/2015                                      445       433                 --        --            445        433
Sterling Hills West Metropolitan District
   (FSA)
   4.750%, 12/01/2018                                      250       262                 --        --            250        262
Westglenn Metropolitan District
   6.000%, 12/01/2014                                    1,220     1,242                 --        --          1,220      1,242
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL GENERAL OBLIGATIONS                                9,710     9,751              2,650     2,456         12,360     12,207
                                                    ----------   -------         ----------   -------     ----------   --------
CERTIFICATES OF PARTICIPATION - 4.5%
Broomfield County Open Space Park &
   Recreation Facilities (AMBAC)
   5.500%, 12/01/2020                                       --        --                800       831            800        831
Broomfield County, Westminster Open Space
   Foundation
   4.625%, 12/01/2025                                       --        --                330       317            330        317
Canon City Finance Authority (AGTY)
   4.250%, 12/01/2023                                      200       189                 --        --            200        189
Colorado Springs Old City Hall Project (FSA)
   5.500%, 12/01/2017                                       --        --                200       210            200        210
   5.500%, 12/01/2020                                       --        --                200       209            200        209
Garfield County Building Corporation (AMBAC)
   5.300%, 12/01/2011                                      400       415                 --        --            400        415
Pueblo County, Capital Construction
   4.400%, 12/01/2016                                      410       405                 --        --            410        405
   5.000%, 12/01/2024                                       --        --                200       193            200        193
Rangeview Library District (AGTY)
   4.250%, 12/15/2021                                      595       575                 --        --            595        575
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL CERTIFICATES OF PARTICIPATION                      1,605     1,584              1,730     1,760          3,335      3,344
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL MUNICIPAL BONDS
   (COST $49,011 AND $23,232, RESPECTIVELY)             50,975    49,530             23,685    23,091         74,660     72,621
                                                    ----------   -------         ----------   -------     ----------   --------
SHORT-TERM INVESTMENT - 3.7%
First American Tax Free Obligations Fund,
   Class Z (f)
   (COST $916 AND $1,844, RESPECTIVELY)                916,442       916          1,844,482     1,844      2,760,924      2,760
                                                    ----------   -------         ----------   -------     ----------   --------
TOTAL INVESTMENTS - 100.9%
   (COST $49,927 AND $25,076, RESPECTIVELY)                       50,446                       24,935                    75,381
                                                                 -------                      -------                  --------

First American Colorado Tax Free Fund
Unaudited Pro Forma Schedule of
INVESTMENTS
June 30, 2008, all dollars are rounded to thousands (000)

                                                 Colorado Intermediate Tax     Colorado Tax Free Fund,
                                                  Free Fund, Target Fund            Acquiring Fund          Pro Forma Combined
                                                ---------------------------   -------------------------   ---------------------
                                                       PAR/                         PAR/                     PAR/
DESCRIPTION                                           SHARES      VALUE            SHARES      VALUE        SHARES       VALUE
-----------                                         ----------   -------         ----------   -------     ----------   --------
OTHER ASSETS AND LIABILITIES, NET - (0.9)%                          (314)                        (372)                     (686)
                                                                 -------                      -------                  --------
TOTAL NET ASSETS - 100.0%                                        $50,132                      $24,563                  $ 74,695
                                                                 -------                      -------                  --------

Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Auction rate security. The coupon rate shown represents the rate as of June 30, 2008.

Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at June 30, 2008.

Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

ACA - American Capital Access

AGTY - Assured Guaranty

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of June 30, 2008, the aggregate market value of securities subject to the AMT was $2,493, which represents 3.3% of net assets.

CIFG - CDC IXIS Financial Guaranty

COMTGY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

SMO - State Moral Obligation

STAID - State Aid Withholding

The accompanying notes are an integral part of the unaudited pro forma financial statements.

FIRST AMERICAN COLORADO TAX FREE FUND
FIRST AMERICAN COLORADO INTERMEDIATE TAX FREE FUND
NOTES TO UNAUDITED PRO FORMA COMBINED FINANCIAL STATEMENTS
JUNE 30, 2008 (000'S OMITTED)

1.   Basis of Combination

     The accompanying Unaudited Pro Forma Combined Financial Statements including the Statements of Assets and Liabilities, Statements of Operations, and Schedule of Investments (Collectively, "Unaudited Pro Forma Financial Statements") reflect the accounts of Colorado Tax Free Fund (the "acquiring fund") and Colorado Intermediate Tax Free Fund (the "acquired fund"), each a series of First American Investment Funds, Inc. The Statements of Assets and Liabilities and Schedule of Investments reflect fund information as if the proposed reorganization occurred as of June 30, 2008. The Statement of Operations reflects fund information as if the proposed reorganization was in effect for the twelve month period ended June 30, 2008. The Unaudited Pro Forma Financial Statements have been derived from books and records utilized in calculating daily net asset values of Colorado Tax Free Fund and Colorado Intermediate Tax Free Fund at June 30, 2008.

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization") substantially all of the assets and liabilities of the acquired fund will become assets and liabilities of the acquiring fund. In exchange for the transfer of assets and liabilities, the acquiring fund will issue to the acquired fund full and fractional shares of the designated share classes of the acquiring fund, and the acquired fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring fund so issued will be in equal value to the full and fractional shares of the acquired fund that are outstanding immediately prior to the Effective Time of the Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the acquired fund will attach to the acquiring fund and may thereafter be enforced against the acquiring fund to the same extent as if the acquiring fund had incurred them. The Unaudited Pro Forma Financial Statements give effect to the proposed transfer described above.

     The Unaudited Pro Forma Financial Statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the Statements of Operations of the acquiring fund will not be restated for pre-combination period results of the acquired fund. The Unaudited Pro Forma Financial Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2.   Service Providers

     FAF Advisors, Inc. (the "Advisor"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), will serve as the combined fund's investment advisor and administrator. U.S. Bancorp Fund Services, LLC ("USBFS") will serve as sub-administrator and transfer agent to the fund. U.S. Bank will serve as the custodian to the fund.

3.   Share Classes and Fees

     The acquiring fund has Class A, Class C, and Class Y shares, which have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements. Class A shares of Colorado Intermediate Tax Free Fund are sold with a maximum front-end sales charge of 2.25% and Class A shares of Colorado Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class C shares, offered only by Colorado Tax Free Fund, may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares of both Funds have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

     The investment advisory fees and distribution fees (less any fee waivers or expense reimbursements in effect during the period) have been charged to the combined Fund based on the fee schedule in effect for Colorado Tax Free Fund at the combined level of average net assets for the periods ended June 30, 2008. The Advisor has contractually agreed to waive fees and reimburse expenses during the current fiscal year so that total fund operating expenses do not exceed 0.75%, 1.15% and 0.50%, respectively, for Class A, Class C and Class Y shares. These fee waivers may be terminated at any time after October 31, 2009, at the discretion of the Advisor.

4.   Unaudited Pro Forma Adjustments and Unaudited Pro Forma Combined Columns

     The Unaudited Pro Forma Combined Statements of Operations assume similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Unaudited Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity.

5.   Portfolio Valuation, Securities Transactions and Related Income

     Securities are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. For financial reporting purposes, security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income, including amortization of bond premium and discount, and expenses are recorded on an accrual basis.

6.   Capital Shares

     The Unaudited Pro Forma net asset values per share assume the issuance of Class A and Y shares of the Colorado Tax Free Fund which would have been issued at June 30, 2008 in connection with the proposed Reorganization. Shareholders of the Colorado Intermediate Tax Free Fund would receive Class A and Class Y shares of the Colorado Tax Free Fund based on conversion ratios determined on June 30, 2008. The conversion ratios are calculated by dividing the net asset value of the Colorado Intermediate Tax Free Fund by the net asset value per share of the respective class of the Colorado Tax Free Fund.

7.   Merger Costs

     All costs associated with the Reorganization will be paid by the Advisor.

                                     PART C
                                    FORM N-14

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     The Registrant's Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys' and accountants' fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the "1940 Act"). The Registrant's Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue. The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 16. EXHIBITS.

(1)(a) Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(1)(b) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(1)(c) Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(1)(d) Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(1)(e) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65, Filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(1)(f) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66, Filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(1)(g) Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 (File nos. 033-16905, 811-05309)).

(1)(h) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(1)(i) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(1)(j) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(1)(k) Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(1)(l) Form of Articles Supplementary designating new share classes (Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 92, filed on September 3, 2008 (File Nos. 033-16905, 811-05309)).

(2)(a) Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(2)(b) Form of Bylaws, as amended (Incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 92, filed on September 3, 2008 (File Nos. 033-16905, 811-05309)).

(3)     Not applicable.

(4) Agreement and Plan of Reorganization - constitutes Appendix A to Part A hereof.

(5)     Not applicable.

(6)(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(6)(b) Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit
        (d)(3) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(6)(c) Amendment to Investment Advisory Agreement dated May 3, 2007 relating to authority to appoint a sub-advisor to any series of the Registrant (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(d) Exhibit A to Investment Advisory Agreement, effective December 5, 2007 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(e) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated February 29, 2008, effective through February 28, 2009, with respect to certain Equity Funds (Incorporated by reference to Exhibit
        (d)(5) to Post-Effective Amendment No. 91, filed on February 29, 2008 (File Nos. 033-16905, 811-05309)).

(6)(f) Expense Limitation and Fee Reimbursement Agreement between Registrant and FAF Advisors, Inc., dated October 29, 2007, effective through October 31, 2008, with respect to certain Bond Funds (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 89, filed on October 29, 2007 (File Nos. 033-16905, 811-05309)).

(6)(g) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated September 3, 2008, effective through October 31, 2009, with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 92, filed on September 3, 2008 (File Nos. 033-16905, 811-05309)).

(6)(h) Sub-Advisory Agreement dated December 9, 2004, by and among Registrant, FAF Advisors, Inc. and J.P. Morgan Investment Management Inc. with respect to International Fund (Incorporated by reference to Exhibit
        (d)(6) to Post-Effective Amendment No. 74, Filed on January 31, 2005 (File Nos. 033-16905, 811-05309)).

(6)(i) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and J.P. Morgan Investment Management Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(j) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and among Registrant, FAF Advisors, Inc. and J.P. Morgan Investment Management Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(11) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(k) Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(6)(l) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(m) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(12) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(n) Sub-Advisory Agreement dated February 22, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(o) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(p) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(6)(q) Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(6)(r) Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(6)(s) Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select

        Fund (Incorporated by reference to Exhibit (d)(14) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(7)(a) Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(7)(b) Fee Limitation Agreement between Registrant and Quasar Distributors, LLC, dated October 29, 2007, effective through October 31, 2008, with respect to certain Bond Funds (Incorporated by reference to Exhibit
        (e)(2) to Post-Effective Amendment No. 89, filed on October 29, 2007 (File Nos. 033-16905, 811-05309)).

(7)(c) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 88, filed on October 3, 2007 (File Nos. 033-16905, 811-05309)).

(8)(a) Deferred Compensation Plan for Directors dated January 1, 2000, as amended December 2007 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 90, filed December 17, 2007 (File Nos. 033-16905, 811-05309)).

(8)(b) Deferred Compensation Plan for Directors, Amended Summary of Terms dated February 2005 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 76, filed May 13, 2005 (File Nos. 033-16905, 811-05309)).

(9)(a) Custody Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(9)(b) Amendment to Custody Agreement dated July 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(9)(c) Exhibit C effective June 20, 2007 to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(9)(d) Exhibit D effective December 5, 2007 to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(9)(e) Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(9)(f) Letter Amendment dated November 21, 2006 to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(9)(g) Letter Amendment dated December 6, 2007 to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit
        (g)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(10)(a) Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006 (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(10)(b) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective December 5, 2007 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(11) Opinion and Consent of Dorsey & Whitney LLP as to the legality of the securities being registered.*

(12) Opinion and Consent of Dorsey & Whitney LLP supporting the tax matters discussed in the prospectus.**

(13)(a) Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(13)(b) Schedule A to Administration Agreement dated July 1, 2006 between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit
        (h)(2) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(13)(c) Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(13)(d) Transfer Agent and Shareholder Servicing Agreement dated September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(13)(e) Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective April 1, 2007(Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 92, filed on September 3, 2008 (File Nos. 033-16905, 811-05309)).

(14) Consent of Ernst & Young LLP with respect to financial statements of Registrant.*

(15)    Not applicable.

(16)    Power of Attorney dated September 24, 2008.*

(17)(a) Form of Proxy for Special Meeting of Shareholders of California Intermediate Tax Free Fund to be held on December 16, 2008.*

(17)(b) Form of Proxy for Special Meeting of Shareholders of Colorado Intermediate Tax Free Fund to be held on December 16, 2008.*

(17)(c) First American Tax Free Income Funds Prospectus, dated October 29, 2007 (including prospectus supplement dated August 18, 2008).*

(17)(d) First American Short & Intermediate Tax Free Income Funds Prospectus, dated October 29, 2007 (including prospectus supplements dated August 18 and September 26, 2008).*

(17)(e) First American Investment Funds, Inc. Statement of Additional Information (relating to Tax Free and Bond Funds)(SAI), dated October 29, 2007 (including SAI supplements dated November 30, 2007, and January 7 and August 11, 2008).*

(17)(f) First American Funds 2008 Annual Report - Tax Free Income Funds, dated June 30, 2008.*

*    Filed herewith.

**   To be filed by amendment.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

     (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion and consent of Dorsey & Whitney LLP regarding tax matters, within a reasonable time after closing of the Reorganizations.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Minneapolis, and the State of Minnesota on the 10th day of October, 2008.

                                        FIRST AMERICAN INVESTMENT FUNDS, INC.


                                        By     /s/ Thomas S. Schreier, Jr.
                                               ---------------------------------
                                        Name:  Thomas S. Schreier, Jr.
                                        Title: President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                              Title
----------                              -----


/s/ Thomas S. Schreier, Jr.             President                         October 10, 2008
-------------------------------------
 Thomas S. Schreier, Jr.


/s/ Charles D. Gariboldi                Treasurer (principal financial/   October 10, 2008
-------------------------------------   accounting officer)
 Charles D. Gariboldi


/s/ * Virginia L. Stringer              Chair of the Board and Director   October 10, 2008
-------------------------------------
 Virginia L. Stringer


/s/ * Benjamin R. Field III             Director                          October 10, 2008
-------------------------------------
 Benjamin R. Field III


/s/ * Roger A. Gibson                   Director                          October 10, 2008
-------------------------------------
Roger A. Gibson


/s/ * Victoria J. Herget                Director                          October 10, 2008
-------------------------------------
Victoria J. Herget


/s/ * John P. Kayser                    Director                          October 10, 2008
-------------------------------------
John P. Kayser


/s/ * Leonard W. Kedrowski              Director                          October 10, 2008
-------------------------------------
Leonard W. Kedrowski



/s/ * Richard K. Riederer               Director                          October 10, 2008
-------------------------------------
Richard K. Riederer


/s/ * Joseph D. Strauss                 Director                          October 10, 2008
-------------------------------------
Joseph D. Strauss


/s/ * James M. Wade                     Director                          October 10, 2008
-------------------------------------
James M. Wade


*By /s/ Richard J. Ertel
    ---------------------------------
    Attorney-in-Fact

*    Pursuant to powers of attorney filed herewith.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER   NAME OF EXHIBIT
--------------   ---------------
(11)             Opinion and Consent of Dorsey & Whitney LLP
(14)             Consent of Ernst & Young LLP
(16)             Power of Attorney
(17)(a)          Form of Proxy Card (California Intermediate Tax Free Fund)
(17)(b)          Form of Proxy Card (Colorado Intermediate Tax Free Fund)
(17)(c)          First American Tax Free Income Funds Prospectus
(17)(d)          First American Short & Intermediate Tax Free Income Funds
                 Prospectus
(17)(e)          First American Tax Free and Bond Funds Statement of Additional
                 Information
(17)(f)          First American Funds Annual Report - Tax Free Income Funds